UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08767

UBS Money Series
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York			10019-6028
(Address of principal executive offices)			(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2014

Item 1.  Reports to Stockholders.

Money Market Funds

UBS Liquid Assets Fund

Semiannual Report
October 31, 2014

UBS Liquid Assets Fund

December 12, 2014

Dear shareholder,

We present you with the semiannual report for UBS Liquid Assts Fund (the "Fund") for the six months ended October 31, 2014 (the "reporting period").

On July 23, 2014, the US Securities and Exchange Commission ("SEC") adopted new regulations for money market funds (while also proposing more changes to be adopted in the future). There is a transition period ranging until October 2016 (for the most significant changes). For more on these changes, refer to "Update on Money Market Regulation" on pages 6 and 7.

Performance

The seven-day current yield for the Fund as of October 31, 2014, was 0.07% (after fee waivers/expense reimbursements), compared to 0.12% on April 30, 2014. (For more information on the Fund's performance, refer to "Performance and portfolio characteristics at a glance" on page 10.)

Throughout the reporting period, the Federal Reserve Board (the "Fed") continued to hold the federal funds rate (the federal funds rate or the "fed funds rate," is the rate banks charge one another for funds they borrow on an overnight basis) at a historically low range between 0% and 0.25%. (For more details on the Fed's actions, see below.) This continued to depress yields on a wide range of short-term investments.

An interview with Portfolio Manager Robert Sabatino

Q.  How would you describe the economic environment during the reporting period?

A.  The overall US economy grew at a seasonally-adjusted annualized rate of 3.5% during the fourth quarter of 2013, which preceded the

UBS Liquid
Assets Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:

Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

1

UBS Liquid Assets Fund

start of the reporting period. The Commerce Department then reported that first quarter 2014 gross domestic product ("GDP") contracted at a 2.1% rate. This was the first negative reading since the first quarter of 2011, and the downturn was partially attributed to severe winter weather in parts of the country. However, this proved to be a temporary setback for the economy, as GDP growth was 4.6% during the second quarter, the highest rate since the fourth quarter of 2011. The second estimate for third quarter GDP growth was 3.9%.1

Q.  How did the Fed react to the economic environment?

A.  In December 2013, the Fed announced that it would begin paring back its monthly asset purchases (quantitative easing), stating that it would add to its holdings of agency mortgage-backed securities at a reduced pace of $35 billion per month rather than $40 billion per month, and would add to its holdings of longer-term Treasury securities at a reduced pace of $40 billion per month rather than $45 billion per month.

  At its meetings in January, March, April, June, July and September 2014, the Fed said it would further taper its asset purchases, in each case paring its total purchases by $10 billion per month. Finally, at the Fed's meeting in October, it said it had concluded quantitative easing. However, the Fed said that it "currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run."

Q.  How did you position the Fund over the fiscal half-year?

A.  We tactically adjusted the Fund's weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Fund had a WAM of 31 days. By the end of the period we had lengthened the Fund's WAM to 49 days.

1  Based on the Commerce Department's second estimate announced on November 25, 2014, after the reporting period had ended.

2

UBS Liquid Assets Fund

Q.  What level of portfolio diversification did you maintain during the reporting period?

A.  At the issuer level, we maintained a high level of diversification over the six-month period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. We typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

Q.  What types of securities did you emphasize over the period?

A.  Several adjustments were made to the Fund's sector positioning during the six-month period. We significantly increased its exposure to US government and agency obligations and, to a lesser extent, certificates of deposit. Conversely, we meaningfully reduced our allocations to commercial paper and repurchase agreements, while eliminating the Fund's small exposure to bank notes; holdings of short-term corporate obligations held steady. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.  What factors do you believe will affect the Fund over the coming months?

A.  Although the Fed concluded its third round of quantitative easing in October 2014, we do not expect the federal funds rate to be raised from its historically low level until some point in 2015. Turning to the economy, growth is back on track following a period of weakness earlier in the year. In particular, the unemployment rate has moderated and manufacturing remains in an expansionary mode. We believe that the economy will continue to expand in 2015, albeit at a relatively modest pace. We anticipate continuing to manage the Fund focusing on risk and liquidity.

  Also, as noted at the beginning of this letter, the Federal regulations governing money market funds are changing, and we are evaluating how they will impact the Fund.

3

UBS Liquid Assets Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver President—UBS Money Series UBS Liquid Assets Fund Managing Director UBS Global Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager—UBS Money Series UBS Liquid Assets Fund Managing Director UBS Global Asset Management (Americas) Inc.

*  Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Liquid Assets Fund

This letter is intended to assist shareholders in understanding how the Fund performed during the six month period ended October 31, 2014. The views and opinions in the letter were current as of December 12, 2014. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

5

UBS Liquid Assets Fund

Update on Money Market Regulation

In prior shareholder reports, we had remarked upon the ongoing regulatory uncertainty that has cast a shadow over money market funds for the past few years.

On July 23, 2014, the US Securities and Exchange Commission ("SEC") adopted new regulations for money market funds (while also proposing more changes to be adopted in the future). There is a transition period ranging until October 2016 (for the most significant changes).

These changes impact all SEC registered money market funds, including the Fund. The changes impact different types of funds in different ways. Here is an overview of some of the more significant changes:

•  "Institutional" prime and "institutional" municipal money market funds will be required to begin using a "floating" net asset value (NAV) per share by October 2016. ("Prime" funds consist of those that buy a variety of private and public debt securities, as opposed to "Treasury/government funds," which limit investments as their name indicates, and municipal funds, which generally buy tax-exempt securities.)

•  A "floating" NAV would be achieved by, among other things, requiring a fund to price its shares out to the fourth decimal place, as compared to the current pricing to the penny (e.g., $1.0000 vs. $1.00). "Retail" prime, "retail" municipal and all Treasury/government funds will continue to be permitted to price their shares at a stable NAV of $1.00 per share.

•  The SEC defined "retail" funds very narrowly as funds that have policies and procedures reasonably designed to ensure that all the beneficial owners of shares are "natural persons" (that is, humans—as opposed to businesses, foundations, etc.). Funds with a "mixed" base of shareowners will need to consider whether to default to the floating NAV model or to take steps to separate out

6

UBS Liquid Assets Fund

Update on Money Market Regulation (concluded)

institutional shareholders, even if such investors are limited in number and are small business accounts.

•  All prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. (Treasury/government funds are not required to be subject to the fees/gates limits on redemption privileges.) These fees/gates might only be triggered under very exceptional circumstances.

We also should note that additional requirements will increase the information that is available about the Fund (in some cases, imposing new daily disclosure requirements) and are expected to impose more costs on funds and their advisors. (The above is only a brief summary of some of the more significant aspects of the regulatory changes; shareholders may find additional information on the SEC's web site at www.sec.gov.)

We are analyzing the impact of these changes and will communicate to shareholders as the Fund transitions into compliance with the new laws.

7

UBS Liquid Assets Fund

Understanding your Fund's expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2014 to October 31, 2014.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

8

UBS Liquid Assets Fund

Understanding your Fund's expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value May 1, 2014	Expenses paid Ending account value[1] October 31, 2014	Expense during period[2] 05/01/14 to 10/31/14	ratio during the period
Actual	$1,000.00	$1,000.30	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.85	0.36	0.07

1  "Actual—Ending account value" may or may not be reflective of a shareholder's actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

2  Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

9

UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/14	04/30/14	10/31/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.07%	0.12%	0.10%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.07	0.12	0.10
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.02	0.08	0.06
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.02	0.08	0.06
Weighted average maturity[2]	49 days	31 days	34 days
Net assets (mm)	$494.6	$501.5	$626.2
Portfolio composition[3]	10/31/14	04/30/14	10/31/13
Commercial paper	40.4%	54.5%	62.3%
US government and agency obligations	25.4	4.0	13.8
Certificates of deposit	22.3	19.1	11.5
Repurchase agreements	9.7	19.2	12.4
Short-term corporate obligation	1.6	1.6	—
Non-US government agency	0.6	0.6	—
Bank note	—	1.0	—
Other assets less liabilities	0.0[4]	0.0[4]	0.0[4]
Total	100.0%	100.0%	100.0%

1  Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2  The Fund's portfolio is actively managed and its weighted average maturity will differ over time.

3  Weightings represent percentages of the Fund's net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

4  Represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

10

UBS Liquid Assets Fund

Statement of net assets—October 31, 2014 (unaudited)

Security description	Face amount	Value
US government and agency obligations—25.41%
Federal Home Loan Bank[1]
0.010%, due 11/21/14	$18,000,000	$17,999,900
0.030%, due 11/26/14	16,700,000	16,699,652
0.060%, due 12/12/14	20,000,000	19,998,633
0.095%, due 12/24/14	10,000,000	9,998,585
0.045%, due 01/02/15	10,000,000	9,999,225
0.120%, due 05/15/15	13,000,000	12,991,550
0.155%, due 08/18/15	10,000,000	9,987,531
Federal Home Loan Mortgage Corp.*
0.040%, due 01/28/15[1]	10,000,000	9,999,022
Federal National Mortgage Association*
0.500%, due 07/02/15	5,000,000	5,010,031
US Treasury Notes
0.250%, due 02/15/15	10,000,000	10,006,175
0.375%, due 11/15/15	3,000,000	3,006,921
Total US government and agency obligations (cost—$125,697,225)		125,697,225
Certificates of deposit—22.24%
Banking-non-US—12.94%
Bank of Nova Scotia
0.287%, due 11/19/14[2]	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.190%, due 11/04/14	3,000,000	3,000,000
Credit Industriel et Commercial
0.120%, due 11/05/14	5,000,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.200%, due 12/08/14	5,000,000	5,000,000
National Australia Bank Ltd.
0.231%, due 01/06/15[2]	3,000,000	3,000,000
Natixis
0.222%, due 11/03/14[2]	5,000,000	5,000,000
Nordea Bank Finland PLC
0.290%, due 11/20/14	3,000,000	3,000,000
Norinchukin Bank Ltd.
0.130%, due 12/01/14	15,000,000	15,000,000

11

UBS Liquid Assets Fund

Statement of net assets—October 31, 2014 (unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Rabobank Nederland NV
0.279%, due 01/12/15[2]	$2,000,000	$2,000,000
Sumitomo Mitsui Banking Corp.
0.100%, due 11/06/14	5,000,000	5,000,000
Swedbank AB
0.080%, due 11/05/14	11,000,000	11,000,000
Toronto-Dominion Bank
0.230%, due 02/24/15	2,000,000	2,000,000
		64,000,000
Banking-US—9.30%
BMO Harris Bank NA
0.230%, due 02/11/15	4,000,000	4,000,000
Branch Banking & Trust Co.
0.150%, due 11/25/14	6,000,000	6,000,000
0.160%, due 12/29/14	6,000,000	6,000,386
0.150%, due 01/06/15	5,000,000	5,000,000
Citibank N.A.
0.170%, due 11/03/14	5,000,000	5,000,000
0.170%, due 11/06/14	5,000,000	5,000,000
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	3,000,000	3,000,000
0.320%, due 10/28/15	5,000,000	5,000,000
Wells Fargo Bank N.A.
0.210%, due 12/08/14	5,000,000	5,000,000
0.230%, due 04/08/15	2,000,000	2,000,000
		46,000,386
Total certificates of deposit (cost—$110,000,386)		110,000,386
Commercial paper[1]—40.43%
Asset backed-miscellaneous—21.63%
Albion Capital LLC
0.200%, due 01/15/15	5,000,000	4,997,917
Atlantic Asset Securitization LLC
0.110%, due 11/07/14	10,000,000	9,999,817

12

UBS Liquid Assets Fund

Statement of net assets—October 31, 2014 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
CAFCO LLC
0.180%, due 12/18/14	$10,000,000	$9,997,650
Cancara Asset Securitisation LLC
0.130%, due 12/01/14	5,000,000	4,999,476
Gotham Funding Corp.
0.140%, due 11/13/14	10,000,000	9,999,533
0.150%, due 12/09/14	5,000,000	4,999,208
Manhattan Asset Funding Co. LLC
0.160%, due 11/19/14	10,000,000	9,999,200
Old Line Funding LLC
0.190%, due 12/16/14	5,000,000	4,998,813
Regency Markets No. 1 LLC
0.140%, due 11/17/14	12,000,000	11,999,253
0.140%, due 11/19/14	2,000,000	1,999,860
Versailles Commercial Paper LLC
0.170%, due 12/03/14	5,000,000	4,999,244
Victory Receivables Corp.
0.140%, due 11/06/14	5,000,000	4,999,903
0.140%, due 11/21/14	9,000,000	8,999,300
Working Capital Management Co.
0.150%, due 11/04/14	11,000,000	10,999,863
0.150%, due 11/17/14	3,000,000	2,999,800
		106,988,837
Banking-non-US—2.43%
ASB Finance Ltd.
0.243%, due 11/24/14[2]	2,000,000	2,000,000
Caisse Centrale Desjardins
0.110%, due 11/13/14	5,000,000	4,999,814
Nordea Bank AB
0.220%, due 04/14/15	5,000,000	4,994,989
		11,994,803
Banking-US—2.02%
National Australia Funding Delaware, Inc.
0.040%, due 11/03/14	10,000,000	9,999,978

13

UBS Liquid Assets Fund

Statement of net assets—October 31, 2014 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Energy-independent—2.22%
Exxon Mobil Corp.
0.080%, due 11/19/14	$11,000,000	$10,999,560
Energy-integrated—3.03%
CNPC Finance HK Ltd.
0.350%, due 11/17/14	10,000,000	9,998,429
0.360%, due 11/17/14	5,000,000	4,999,200
		14,997,629
Finance-captive automotive—2.63%
Toyota Motor Credit Corp.
0.130%, due 11/25/14	10,000,000	9,999,133
0.210%, due 04/27/15	3,000,000	2,996,903
		12,996,036
Finance-non-captive diversified—1.82%
General Electric Capital Corp.
0.210%, due 01/05/15	4,000,000	3,998,483
0.200%, due 02/02/15	5,000,000	4,997,417
		8,995,900
Food—0.61%
Nestle Finance International Ltd.
0.060%, due 11/03/14	3,000,000	2,999,990
Insurance-life—2.02%
MetLife Short Term Funding LLC
0.110%, due 12/16/14	10,000,000	9,998,625
Tobacco—2.02%
Philip Morris International Inc.
0.110%, due 11/13/14	10,000,000	9,999,633
Total commercial paper (cost—$199,970,991)		199,970,991
Non-US government agency—0.61%
Export Development Canada
0.150%, due 11/03/14[2,3] (cost—$3,000,000)	3,000,000	3,000,000
Short-term corporate obligation—1.62%
Barclays Bank PLC
0.360%, due 11/07/14 (cost—$8,000,000)	8,000,000	8,000,000

14

UBS Liquid Assets Fund

Statement of net assets—October 31, 2014 (unaudited)

Security description	Face amount	Value
Repurchase agreements—9.69%
Repurchase agreement dated 10/31/14 with Barclays Capital, Inc., 0.080% due 11/03/14, collateralized by $20,418,800 US Treasury Bills, zero coupon due 01/15/15 to 10/15/15; (value—$20,400,062); proceeds: $20,000,133	$20,000,000	$20,000,000
Repurchase agreement dated 10/31/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.080% due 11/03/14, collateralized by $27,665,700 US Treasury Notes, 1.375% to 2.375% due 06/30/18 to 05/31/20; (value—$28,050,062); proceeds: $27,500,183	27,500,000	27,500,000
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $465,910 Federal Home Loan Mortgage Corp. obligations, 2.000% due 11/02/22; (value—$441,061); proceeds: $432,000	432,000	432,000
Total repurchase agreements (cost—$47,932,000)		47,932,000
Total investments (cost—$494,600,602 which approximates cost for federal income tax purposes)—100.00%		494,600,602
Liabilities in excess of other assets—0.00%		(13,672)
Net assets (applicable to 494,585,957 shares of common stock outstanding equivalent to $1.00 per share—100.00%		$494,586,930

15

UBS Liquid Assets Fund

Statement of net assets—October 31, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$125,697,225	$—	$125,697,225
Certificates of deposit	—	110,000,386	—	110,000,386
Commercial paper	—	199,970,991	—	199,970,991
Non-US government agency	—	3,000,000	—	3,000,000
Short-term corporate obligation	—	8,000,000	—	8,000,000
Repurchase agreements	—	47,932,000	—	47,932,000
Total	$—	$494,600,602	$—	$494,600,602

At October 31, 2014, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	76.2%
Japan	8.3
Canada	3.1
China	3.0
Switzerland	2.8
France	2.0
United Kingdom	1.6
Sweden	1.0
Australia	0.6
Finland	0.6
Netherlands	0.4
New Zealand	0.4
Total	100.0%

16

UBS Liquid Assets Fund

Statement of net assets—October 31, 2014 (unaudited)

Portfolio footnotes

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1  Rates shown are the discount rates at date of purchase.

2  Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.61% of net assets as of October 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements
17

UBS Liquid Assets Fund

Statement of operations

For the six months ended October 31, 2014 (unaudited)
Investment income:
Interest	$343,459
Expenses:
Investment advisory and administration fees	122,706
Professional fees	52,879
Transfer agency fees	31,243
Custody and accounting fees	23,724
State registration fees	23,361
Reports and notices to shareholders	12,894
Trustees' fees	11,865
Insurance expense	8,641
Other expenses	14,774
302,087
Fee waivers by investment advisor and administrator	(122,706)
Net expenses	179,381
Net investment income	164,078
Net realized gain	695
Net increase in net assets resulting from operations	$164,773

See accompanying notes to financial statements
18

UBS Liquid Assets Fund

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
From operations:
Net investment income	$164,078	$668,026
Net realized gain	695	279
Net increase in net assets resulting from operations	164,773	668,305
Dividends and distributions to shareholders from:
Net investment income	(164,078)	(668,026)
Net realized gains	—	(50,823)
Total dividends and distributions to shareholders	(164,078)	(718,849)
Net decrease in net assets from beneficial interest transactions	(6,896,628)	(343,730,266)
Cash payment from investment advisor	—	57,843
Net decrease in net assets	(6,895,933)	(343,722,967)
Net assets:
Beginning of period	501,482,863	845,205,830
End of period	$494,586,930	$501,482,863
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
19

UBS Liquid Assets Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended 2014
(unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000[1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.03%
Ratios to average net assets:
Expenses before fee waivers	0.12%[4]
Expenses after fee waivers	0.07%[4]
Net investment income	0.07%[4]
Supplemental data:
Net assets, end of period (000's)	$494,587

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3  Payment from investment advisor as disclosed on page 26 had no impact on the Fund's total investment return and represents less than $0.0005 per share.

4  Annualized.

See accompanying notes to financial statements
20

	October 31, Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.001	0.001	0.001	0.002	0.002
Dividends from net investment income	(0.001)	(0.001)	(0.001)	(0.002)	(0.002)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
Total dividends and distributions	(0.001)	(0.001)	(0.001)	(0.002)	(0.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.11%[3]	0.15%	0.14%	0.22%	0.23%
Ratios to average net assets:
Expenses before fee waivers	0.11%	0.11%	0.09%	0.09%	0.10%
Expenses after fee waivers	0.07%	0.08%	0.06%	0.06%	0.07%
Net investment income	0.10%	0.14%	0.14%	0.22%	0.24%
Supplemental data:
Net assets, end of period (000's)	$501,483	$845,206	$2,367,117	$2,209,416	$2,205,678

21

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Liquid Assets Fund (the "Fund") is registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen operating series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund's financial statements are prepared in accordance with US GAAP,

22

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund's own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund's Statement of net assets.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities

23

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

(such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a Fund's investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor become insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM").

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their

24

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund's Board of Trustees has approved an investment advisory and administration contract (the "Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM's direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the six months ended October 31, 2014 its direct advisory/administrative costs and expenses approximate an annual rate of 0.05% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the six months ended October 31, 2014, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

25

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

In August 2013, UBS Global AM made a voluntary cash payment of $57,843 to the Fund in order to address a differential between the number of shares outstanding and the Fund's net assets. The differential was attributable to historical, embedded capital losses that were experienced by the Fund over several years prior to the credit crisis of 2008. The voluntary payment to the Fund was not required to maintain a stable net asset value per share. The payment removed a small, historical deviation that was reflected in the Fund's market price based and amortized cost net asset value per share.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended October 31, 2014, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $109,986,444. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund's investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned

26

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund's lending agent. At October 31, 2014, the Fund did not have any securities on loan.

Other liabilities and components of net assets

At October 31, 2014, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$4,631
Other accrued expenses*	93,689

*  Excludes investment advisory and administration fees.

At October 31, 2014, the components of net assets were as follows:

Accumulated paid in capital	$494,589,519
Accumulated net realized loss	(2,589)
Net assets	$494,586,930

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2014	For the year ended April 30, 2014
Shares sold	2,681,490,453	5,500,549,892
Shares repurchased	(2,688,545,025)	(5,844,979,469)
Dividends reinvested	157,944	699,311
Net decrease in shares outstanding	(6,896,628)	(343,730,266)

27

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2014 and the fiscal year ended April 30, 2014 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending April 30, 2015.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2014, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2014, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and

28

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Fund and expects to update shareholders further in advance of the October 2016 deadline.

29

UBS Liquid Assets Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

30

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the "Trust") on July 15-16, 2014, the members of the board, including the trustees who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered and approved the continuance of the investment advisory and administration agreement (the "Investment Advisory and Administration Agreement") of the Trust with respect to its series, UBS Liquid Assets Fund (the "Fund"), with UBS Global Asset Management (Americas) Inc. ("UBS Global AM"). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them, including information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Trustees discussed the materials initially provided by management on several occasions prior to the scheduled board meeting. The Independent Trustees also met in executive session after management's presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund's compliance

31

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund's affairs and UBS Global AM's role in coordinating and overseeing providers of other services to the Fund. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM's investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS Global AM responsible for the Fund and had previously met with and received information regarding the person primarily responsible for the day-to-day management of the Fund. The board recognized that the Fund's senior personnel at UBS Global AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS Global AM on the Fund's performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS Global AM had approximately $158 billion in assets under management as of March 31, 2014 and was part of the UBS Global Asset Management Division, which had approximately $674 billion in assets under management worldwide as of March 31, 2014. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

32

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee") payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the "Actual Management Fee").

The board noted that UBS Global AM currently voluntarily waives its entire management/administrative fees due from the Fund. The board also noted that UBS Global AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group").

In connection with its consideration of the Fund's management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management's view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a "cash" mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

33

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

The comparative Lipper information showed that the Fund's Contractual Management Fee, Actual Management Fee and total expenses were below the median in the Fund's Expense Group (lowest in the Expense Group) for the comparison periods utilized in the Lipper report. (Below median expenses represents fees or expenses that are lower relative to the median, and above median expenses represents fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee was reasonable in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2014 and (b) annualized performance information for each year in the ten-year period ended April 30, 2014. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also received updated supplemental data showing the Fund's performance through May 31, 2014. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance was above the median for all comparative periods, ranking in the top three of the Performance Universe. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund's investment performance was acceptable.

34

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS Global AM realized economies of scale as the Fund's assets grew, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that because UBS Global AM currently voluntarily waives its entire management/ administrative fees due from the Fund, a discussion regarding breakpoints was not necessary.

Generally, in light of UBS Global AM's profitability data, the Contractual Management Fee and Actual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS Global AM's sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement. No single factor reviewed

35

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in private sessions with its independent legal counsel at which no representatives of UBS Global AM were present.

36

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President	Thomas Disbrow Vice President and Treasurer
Mark F. Kemper Vice President and Secretary	Robert Sabatino Vice President

Investment Advisor and
Administrator

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter

UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2014. All rights reserved.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S217

Money Market Funds

UBS Select Preferred Funds

Semiannual Report
October 31, 2014

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

UBS Select Preferred Funds

December 12, 2014

Dear shareholder,

We present you with the semiannual report for the UBS Select Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund (the "Funds"), for the six months ended October 31, 2014 (the "reporting period").

On July 23, 2014, the US Securities and Exchange Commission ("SEC") adopted new regulations for money market funds (while also proposing more changes to be adopted in the future). There is a transition period ranging until October 2016 (for the most significant changes). For more on these changes, refer to "Update on Money Market Regulation" on pages 7 and 8.

Performance

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

• UBS Select Prime Preferred Fund: 0.06% on October 31, 2014, unchanged from April 30, 2014.

• UBS Select Treasury Preferred Fund: 0.01% on October 31, 2014, unchanged from April 30, 2014.

• UBS Select Tax-Free Preferred Fund: 0.01% on October 31, 2014, unchanged from April 30, 2014.

UBS Select Prime
Preferred Fund

UBS Select Treasury
Preferred Fund

Investment goals
(both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:

Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

UBS Select Tax-Free
Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

(continued on next page)

1

UBS Select Preferred Funds

For detailed information on the Funds' performance, refer to "Yields and characteristics at a glance" on pages 12 and 13.

Throughout the reporting period, the Federal Reserve Board (the "Fed") continued to hold the federal funds rate (the federal funds rate or the "fed funds rate," is the rate banks charge one another for funds they borrow on an overnight basis) at a historically low range between 0% and 0.25%. (For more details on the Fed's actions, see below.) This continued to depress yields on a wide range of short-term investments.

An interview with the Portfolio Managers

Q.  How would you describe the economic environment during the reporting period?

A.  The overall US economy grew at a seasonally-adjusted annualized rate of 3.5% during the fourth quarter of 2013, which preceded the start of the reporting period. The Commerce Department then reported that first quarter 2014 gross domestic product ("GDP") contracted at a 2.1% rate. This was the first negative reading since the first quarter of 2011, and the downturn was partially attributed to severe winter weather in parts of the country. However, this proved to be a temporary setback for the economy, as GDP growth was 4.6% during the second quarter, the highest rate since the fourth quarter of 2011. The second estimate for third quarter GDP growth was 3.9%.1

Q.  How did the Fed react to the economic environment?

A.  In December 2013, the Fed announced that it would begin paring back its monthly asset purchases (quantitative easing), stating that it would add to its holdings of agency mortgage-backed securities at a

Portfolio Managers:

Elbridge T. Gerry III
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

1  Based on the Commerce Department's second estimate announced on November 25, 2014, after the reporting period had ended.

2

UBS Select Preferred Funds

reduced pace of $35 billion per month rather than $40 billion per month, and would add to its holdings of longer-term Treasury securities at a reduced pace of $40 billion per month rather than $45 billion per month.

  At its meetings in January, March, April, June, July and September 2014, the Fed said it would further taper its asset purchases, in each case paring its total purchases by $10 billion per month. Finally, at the Fed's meeting in October, it said it had concluded quantitative easing. However, the Fed said that it "currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run."

Q.  Given that the Funds are "feeder funds," how were the portfolios in which they invest managed during the reporting period?

A.  Each fund is a "feeder fund," investing all of its assets in "Master Funds"—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•  For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 35 days. By the end of the period we had lengthened the Master Fund's WAM to 43 days.

  At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

3

UBS Select Preferred Funds

  At the security level, we increased the Master Fund's exposures to commercial paper, short-term corporate obligations and certificates of deposit and, to a lesser extent, non-US government obligations. In contrast, we decreased the Master Fund's exposure to repurchase agreements and pared its allocations to US government and agency obligations, and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•  The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 27 days when the reporting period began. Over the review period, the WAM was modestly increased. At the end of the period, on October 31, 2014, it was 28 days. At the security level, we increased the Master Fund's exposure to repurchase agreements and reduced its exposure to US government obligations.

•  The WAM for the Master Fund in which UBS Select Tax-Free Preferred Fund invests was 23 days when the reporting period began. We tactically adjusted the Master Fund's WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was 33 days. Over the review period, we modestly increased the Master Fund's allocation to municipal bonds and notes, while paring its exposure to tax-exempt commercial paper.

Q.  What factors do you believe will affect the Funds over the coming months?

A.  Although the Fed concluded its third round of quantitative easing in October 2014, we do not expect the federal funds rate to be raised from its historically low level until some point in 2015. Turning to the economy, growth is back on track following a period of weakness earlier in the year. In particular, the unemployment rate has moderated and manufacturing remains in an expansionary mode. We believe that the economy will continue to expand in 2015, albeit at a relatively modest pace. We anticipate continuing to manage the Funds focusing on risk and liquidity.

4

UBS Select Preferred Funds

  Also, as noted at the beginning of this letter, the Federal regulations governing money market funds are changing, and we are evaluating how they will impact the Funds.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver President—UBS Money Series UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund Managing Director UBS Global Asset Management (Americas) Inc.	Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Preferred Fund Managing Director UBS Global Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager— UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund Managing Director UBS Global Asset Management (Americas) Inc.	Erin O. Houston Portfolio Manager— UBS Select Tax-Free Preferred Fund Director UBS Global Asset Management (Americas) Inc.

*  Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

5

UBS Select Preferred Funds

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2014. The views and opinions in the letter were current as of December 12, 2014. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds' future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

6

UBS Select Preferred Funds

Update on Money Market Regulation

In prior shareholder reports, we had remarked upon the ongoing regulatory uncertainty that has cast a shadow over money market funds for the past few years.

On July 23, 2014, the US Securities and Exchange Commission ("SEC") adopted new regulations for money market funds (while also proposing more changes to be adopted in the future). There is a transition period ranging until October 2016 (for the most significant changes).

These changes impact all SEC registered money market funds, including the Funds (and the related Master Funds). The changes impact different types of funds in different ways. Here is an overview of some of the more significant changes:

•  "Institutional" prime and "institutional" municipal money market funds will be required to begin using a "floating" net asset value (NAV) per share by October 2016. ("Prime" funds consist of those that buy a variety of private and public debt securities, as opposed to "Treasury/government funds," which limit investments as their name indicates, and municipal funds, which generally buy tax-exempt securities.)

•  A "floating" NAV would be achieved by, among other things, requiring a fund to price its shares out to the fourth decimal place, as compared to the current pricing to the penny (e.g., $1.0000 vs. $1.00). "Retail" prime, "retail" municipal and all Treasury/government funds will continue to be permitted to price their shares at a stable NAV of $1.00 per share.

•  The SEC defined "retail" funds very narrowly as funds that have policies and procedures reasonably designed to ensure that all the beneficial owners of shares are "natural persons" (that is, humans—as opposed to businesses, foundations, etc.). Funds with a "mixed" base of shareowners will need to consider whether to default to the floating NAV model or to take steps to separate out

7

UBS Select Preferred Funds

Update on Money Market Regulation (concluded)

institutional shareholders, even if such investors are limited in number and are small business accounts.

•  All prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. (Treasury/government funds are not required to be subject to the fees/gates limits on redemption privileges.) These fees/gates might only be triggered under very exceptional circumstances.

We also should note that additional requirements will increase the information that is available about the Funds (and related Master Funds) (in some cases, imposing new daily disclosure requirements) and are expected to impose more costs on funds and their advisors. (The above is only a brief summary of some of the more significant aspects of the regulatory changes; shareholders may find additional information on the SEC's web site at www.sec.gov.)

We are analyzing the impact of these changes and will communicate to shareholders as the Funds transition into compliance with the new laws.

8

UBS Select Preferred Funds

Understanding your Fund's expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a "feeder fund" that invests in a corresponding "master fund," the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2014 to October 31, 2014.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

9

UBS Select Preferred Funds

Understanding your Fund's expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

10

UBS Select Preferred Funds

Understanding your Fund's expenses1 (unaudited) (concluded)

UBS Select Prime Preferred Fund

	Beginning account value May 1, 2014	Ending account value[2] October 31, 2014	Expenses paid during period[3] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Select Treasury Preferred Fund

	Beginning account value May 1, 2014	Ending account value[2] October 31, 2014	Expenses paid during period[3] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

UBS Select Tax-Free Preferred Fund

	Beginning account value May 1, 2014	Ending account value[2] October 31, 2014	Expenses paid during period[3] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

1  The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

2  "Actual—Ending account value" may or may not be reflective of a shareholder's actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

3  Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

11

UBS Select Preferred Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics	10/31/14	04/30/14	10/31/13
Seven-day current yield after fee waivers[1]	0.06%	0.06%	0.07%
Seven-day effective yield after fee waivers[1]	0.06	0.06	0.07
Seven-day current yield before fee waivers[1]	0.02	0.02	0.03
Seven-day effective yield before fee waivers[1]	0.02	0.02	0.03
Weighted average maturity[2]	43 days	35 days	41 days
Net assets (mm)	$5,523.2	$6,456.7	$7,531.9

UBS Select Treasury Preferred Fund

Yields and characteristics	10/31/14	04/30/14	10/31/13
Seven-day current yield after fee waivers and/or Trustees' fees reimbursement[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees' fees reimbursement[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees' fees reimbursement[1]	(0.12)	(0.11)	(0.11)
Seven-day effective yield before fee waivers and/or Trustees' fees reimbursement[1]	(0.12)	(0.11)	(0.11)
Weighted average maturity[2]	28 days	27 days	48 days
Net assets (mm)	$4,463.1	$5,466.4	$5,140.2

12

UBS Select Preferred Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Preferred Fund

Yields and characteristics	10/31/14	04/30/14	10/31/13
Seven-day current yield after fee waivers and/or Trustees' fees reimbursement[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees' fees reimbursement[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees' fees reimbursement[1]	(0.12)	(0.06)	(0.08)
Seven-day effective yield before fee waivers and/or Trustees' fees reimbursement[1]	(0.12)	(0.06)	(0.08)
Weighted average maturity[2]	33 days	23 days	34 days
Net assets (mm)	$37.7	$35.9	$169.4

1  Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2  Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee

13

UBS Select Preferred Funds

Statement of assets and liabilities

October 31, 2014 (unaudited)

	UBS Select Prime Preferred Fund	UBS Select Treasury Preferred Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund"), at value (cost—$5,523,603,665; $4,463,159,503 and $37,648,559, respectively, which approximates cost for federal income tax purposes)	$5,523,603,665	$4,463,159,503
Receivable from affiliate	—	17,736
Total assets	5,523,603,665	4,463,177,239
Liabilities:
Payable to affiliate	165,437	—
Dividends payable to shareholders	281,736	36,513
Total liabilities	447,173	36,513
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 5,523,137,726; 4,463,089,182 and 37,643,892 outstanding, respectively	5,523,137,726	4,463,089,182
Accumulated net realized gain	18,766	51,544
Net assets	$5,523,156,492	$4,463,140,726
Net asset value per share	$1.00	$1.00

See accompanying notes to financial statements
14

UBS Select Tax-Free Preferred Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund"), at value (cost—$5,523,603,665; $4,463,159,503 and $37,648,559, respectively, which approximates cost for federal income tax purposes)	$37,648,559
Receivable from affiliate	5,961
Total assets	37,654,520
Liabilities:
Payable to affiliate	—
Dividends payable to shareholders	315
Total liabilities	315
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 5,523,137,726; 4,463,089,182 and 37,643,892 outstanding, respectively	37,643,847
Accumulated net realized gain	10,358
Net assets	$37,654,205
Net asset value per share	$1.00

See accompanying notes to financial statements
15

UBS Select Preferred Funds

Statement of operations

For the six months ended October 31, 2014
(unaudited)

	UBS Select Prime Preferred Fund	UBS Select Treasury Preferred Fund
Investment income:
Interest income allocated from Master	$6,088,847	$1,378,217
Expenses allocated from Master	(3,002,532)	(2,242,405)
Expense waiver allocated from Master	—	1,088,645
Net investment income allocated from Master	3,086,315	224,457
Expenses:
Administration fees	2,367,164	1,764,792
Trustees' fees	34,605	29,150
	2,401,769	1,793,942
Fee waivers and/or Trustees' fees reimbursement by administrator	(1,200,926)	(1,793,723)
Net expenses	1,200,843	219
Net investment income	1,885,472	224,238
Net realized gain allocated from Master	18,442	23,146
Net increase in net assets resulting from operations	$1,903,914	$247,384

See accompanying notes to financial statements
16

UBS Select Tax-Free Preferred Fund
Investment income:
Interest income allocated from Master	$11,945
Expenses allocated from Master	(19,078)
Expense waiver allocated from Master	9,043
Net investment income allocated from Master	1,910
Expenses:
Administration fees	5,104
Trustees' fees	10,159
15,263
Fee waivers and/or Trustees' fees reimbursement by administrator	(15,262)
Net expenses	1
Net investment income	1,909
Net realized gain allocated from Master	1
Net increase in net assets resulting from operations	$1,910

See accompanying notes to financial statements
17

UBS Select Prime Preferred Fund

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
From operations:
Net investment income	$1,885,472	$5,358,621
Net realized gain	18,442	81,581
Net increase in net assets resulting from operations	1,903,914	5,440,202
Dividends and distributions to shareholders from:
Net investment income	(1,885,472)	(5,358,621)
Net realized gains	—	(92,885)
Total dividends and distributions to shareholders	(1,885,472)	(5,451,506)
Net decrease in net assets from beneficial interest transactions	(933,587,521)	(1,356,339,604)
Net decrease in net assets	(933,569,079)	(1,356,350,908)
Net assets:
Beginning of period	6,456,725,571	7,813,076,479
End of period	$5,523,156,492	$6,456,725,571
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
18

UBS Select Treasury Preferred Fund

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
From operations:
Net investment income	$224,238	$523,429
Net realized gain	23,146	44,696
Net increase in net assets resulting from operations	247,384	568,125
Dividends and distributions to shareholders from:
Net investment income	(224,238)	(523,429)
Net realized gains	—	(56,057)
Total dividends and distributions to shareholders	(224,238)	(579,486)
Net increase (decrease) in net assets from beneficial interest transactions	(1,003,332,254)	608,074,213
Net increase (decrease) in net assets	(1,003,309,108)	608,062,852
Net assets:
Beginning of period	5,466,449,834	4,858,386,982
End of period	$4,463,140,726	$5,466,449,834
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
19

UBS Select Tax-Free Preferred Fund

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
From operations:
Net investment income	$1,909	$20,091
Net realized gain	1	12,041
Net increase in net assets resulting from operations	1,910	32,132
Dividends and distributions to shareholders from:
Net investment income	(1,909)	(20,091)
Net realized gains	—	(11,602)
Total dividends and distributions to shareholders	(1,909)	(31,693)
Net increase (decrease) in net assets from beneficial interest transactions	1,784,416	(170,688,317)
Net increase (decrease) in net assets	1,784,417	(170,687,878)
Net assets:
Beginning of period	35,869,788	206,557,666
End of period	$37,654,205	$35,869,788
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
20

This page intentionally left blank.

21

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2014
(unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000[1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.03%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]
Expenses after fee waivers[3]	0.14%[4]
Net investment income[3]	0.06%[4]
Supplemental data:
Net assets, end of period (000's)	$5,523,156

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.

4  Annualized.

See accompanying notes to financial statements
22

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.001	0.002	0.002	0.002	0.002
Dividends from net investment income	(0.001)	(0.002)	(0.002)	(0.002)	(0.002)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.001)	(0.002)	(0.002)	(0.002)	(0.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.07%	0.15%	0.17%	0.21%	0.23%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.14%	0.13%	0.10%	0.12%
Net investment income[3]	0.07%	0.15%	0.16%	0.21%	0.20%
Supplemental data:
Net assets, end of period (000's)	$6,456,726	$7,813,076	$7,996,721	$17,186,912	$9,898,666

See accompanying notes to financial statements
23

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2014
(unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000[1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers/Trustee' fee reimbursement[3]	0.18%[4]
Expenses after fee waivers/Trustee' fee reimbursement[3]	0.05%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000's)	$4,463,141

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.

4  Annualized.

See accompanying notes to financial statements
24

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.02%	0.01%	0.05%	0.07%
Ratios to average net assets:
Expenses before fee waivers/Trustee' fee reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.19%
Expenses after fee waivers/Trustee' fee reimbursement[3]	0.06%	0.13%	0.07%	0.14%	0.15%
Net investment income[3]	0.01%	0.02%	0.01%	0.05%	0.07%
Supplemental data:
Net assets, end of period (000's)	$5,466,450	$4,858,387	$4,023,440	$2,643,494	$2,322,206

See accompanying notes to financial statements
25

UBS Select Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2014
(unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000[1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers/Trustee' fee reimbursement[3]	0.18%[4]
Expenses after fee waivers/Trustee' fee reimbursement[3]	0.05%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000's)	$37,654

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.

4  Annualized.

See accompanying notes to financial statements
26

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.02%	0.04%	0.03%	0.14%	0.14%
Ratios to average net assets:
Expenses before fee waivers/Trustee' fee reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.20%
Expenses after fee waivers/Trustee' fee reimbursement[3]	0.07%	0.13%	0.13%	0.14%	0.15%
Net investment income[3]	0.01%	0.03%	0.03%	0.14%	0.13%
Supplemental data:
Net assets, end of period (000's)	$35,870	$206,558	$370,847	$438,263	$576,206

See accompanying notes to financial statements
27

UBS Select Preferred Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Preferred Fund ("Prime Preferred Fund"), UBS Select Treasury Preferred Fund ("Treasury Preferred Fund"), and UBS Select Tax-Free Preferred Fund ("Tax-Free Preferred Fund") (each a "Fund", collectively, the "Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. Each of the Funds commenced operations on August 28, 2007. The Trust is a series mutual fund with thirteen operating series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund are "feeder funds" that invest substantially all of their assets in "master funds"—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a "Master Fund" and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund's proportionate interest in the net assets of its corresponding Master Fund (38.99% for Prime Preferred Fund, 36.99% for Treasury Preferred Fund and 2.43% for Tax-Free Preferred Fund at October 31, 2014). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Funds' financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

28

UBS Select Preferred Funds

Notes to financial statements (unaudited)

that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds' Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal

29

UBS Select Preferred Funds

Notes to financial statements (unaudited)

income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust's board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund's average daily net assets. At October 31, 2014, Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund owed UBS Global AM $369,060, $292,160, and $2,525, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds' expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds' independent trustees, it is contractually obligated to reduce its fee by an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund's average daily net assets. At October 31, 2014, UBS Global AM's administration fees were reduced by $19,091, $17,762 and $5,963 for reimbursement of independent trustees fees for Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively.

30

UBS Select Preferred Funds

Notes to financial statements (unaudited)

The Funds and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive 0.04% of its administrative fees through August 31, 2015. At October 31, 2014, UBS Global AM owed Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund $184,532, $146,080 and $1,262, respectively for fee waivers. For the six months ended October 31, 2014 UBS Global AM was contractually obligated to waive $1,200,926, $896,959 and $7,632 for Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2014, UBS Global AM owed Treasury Preferred Fund and Tax-Free Preferred Fund $146,054 and $1,261, respectively, under this additional fee waiver arrangement. For the six months ended October 31, 2014, UBS Global AM voluntarily waived an additional $896,764 and $7,630 for Treasury Preferred Fund and Tax-Free Preferred Fund, respectively. The above mentioned waivers are not subject to future recoupment.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Prime Preferred Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Shares sold	98,105,357,184	147,276,803,795
Shares repurchased	(99,040,274,878)	(148,636,866,270)
Dividends reinvested	1,330,173	3,722,871
Net decrease in shares outstanding	(933,587,521)	(1,356,339,604)

31

UBS Select Preferred Funds

Notes to financial statements (unaudited)

Treasury Preferred Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Shares sold	15,468,956,333	33,000,630,475
Shares repurchased	(16,472,494,110)	(32,393,065,938)
Dividends reinvested	205,523	509,676
Net increase (decrease) in shares outstanding	(1,003,332,254)	608,074,213
Tax-Free Preferred Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Shares sold	106,461,450	48,673,738
Shares repurchased	(104,678,793)	(219,400,185)
Dividends reinvested	1,759	38,130
Net increase (decrease) in shares outstanding	1,784,416	(170,688,317)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Preferred Fund and Treasury Preferred Fund during the six months ended ended October 31, 2014 and the fiscal year ended April 30, 2014 was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund will be determined at the end of the Fund's fiscal year ending April 30, 2015. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the fiscal year ended April 30, 2014 was 63.39% tax-exempt income and 36.61% long-term capital gain.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be deterined at the end of the Funds' fiscal year ending April 30, 2015.

32

UBS Select Preferred Funds

Notes to financial statements (unaudited)

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2014, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2014, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Funds and expects to update shareholders further in advance of the October 2016 deadline.

33

UBS Select Preferred Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' and Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' and Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund's portfolio holdings; and (b) information regarding each Master Fund's weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests) is available on a weekly basis at the Web address noted in the Funds' prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund's (and corresponding Master Fund's) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

34

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
US government and agency obligations—4.55%
Federal Home Loan Bank
0.125%, due 06/02/15	$100,000,000	$99,976,722
0.170%, due 09/08/15[1]	150,000,000	149,779,708
0.190%, due 10/22/15	100,000,000	99,987,691
Federal Home Loan Mortgage Corp.*
0.145%, due 01/26/15[1]	150,000,000	149,948,042
US Treasury Notes
0.375%, due 11/15/15	145,000,000	145,334,537
Total US government and agency obligations (cost—$645,026,700)		645,026,700
Time deposits—13.62%
Banking-non-US—13.62%
Credit Agricole Corporate & Investment Bank
0.070%, due 11/03/14	680,000,000	680,000,000
DnB NOR Bank ASA
0.050%, due 11/03/14	250,000,000	250,000,000
Natixis
0.050%, due 11/03/14	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB
0.050%, due 11/03/14	300,000,000	300,000,000
Svenska Handelsbanken
0.040%, due 11/03/14	500,000,000	500,000,000
Total time deposits (cost—$1,930,000,000)		1,930,000,000
Certificates of deposit—27.63%
Banking-non-US—25.02%
Bank of Montreal
0.233%, due 11/10/14[2]	133,000,000	133,015,494
0.220%, due 04/09/15	150,000,000	150,000,000
Bank of Nova Scotia
0.287%, due 11/19/14[2]	232,000,000	232,000,000
0.333%, due 01/30/15[2]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.190%, due 12/22/14	150,000,000	150,000,000
BNP Paribas SA
0.060%, due 11/06/14	300,000,000	300,000,000

35

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Canadian Imperial Bank of Commerce
0.240%, due 11/03/14[2]	$40,000,000	$40,000,000
Credit Industriel et Commercial
0.120%, due 11/05/14	177,000,000	177,000,000
0.120%, due 11/06/14	175,000,000	175,000,000
KBC Bank NV
0.120%, due 11/03/14	400,000,000	400,000,000
Mizuho Bank Ltd.
0.210%, due 12/19/14	122,000,000	122,000,000
National Australia Bank Ltd.
0.231%, due 01/06/15[2]	173,000,000	173,000,000
Natixis
0.222%, due 11/03/14[2]	204,000,000	204,000,000
0.222%, due 11/04/14[2]	150,000,000	150,000,000
Nordea Bank Finland PLC
0.290%, due 11/20/14	171,000,000	171,000,000
Rabobank Nederland NV
0.279%, due 01/12/15[2]	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.
0.200%, due 11/10/14	150,000,000	150,000,000
Swedbank AB
0.090%, due 11/04/14	325,000,000	325,000,000
0.080%, due 11/05/14	78,000,000	78,000,000
Toronto-Dominion Bank
0.230%, due 02/24/15	128,000,000	128,000,000
		3,545,015,494
Banking-US—2.61%
Branch Banking & Trust Co.
0.100%, due 11/03/14	57,000,000	57,000,000
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	173,000,000	173,000,000
0.320%, due 10/28/15	139,500,000	139,500,000
		369,500,000
Total certificates of deposit (cost—$3,914,515,494)		3,914,515,494

36

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—36.97%
Asset backed-miscellaneous—14.73%
Antalis US Funding Corp.
0.090%, due 11/04/14	$66,100,000	$66,099,504
0.160%, due 11/12/14	56,050,000	56,047,260
Atlantic Asset Securitization LLC
0.183%, due 11/12/14[2]	250,000,000	250,000,000
0.182%, due 11/24/14[2]	150,000,000	150,000,000
Barton Capital LLC
0.183%, due 11/12/14[2]	250,000,000	250,000,000
0.183%, due 11/24/14[2]	150,000,000	150,000,000
Liberty Street Funding LLC
0.180%, due 12/03/14	78,000,000	77,987,520
LMA Americas LLC
0.090%, due 11/05/14	125,000,000	124,998,750
0.203%, due 11/10/14[2]	97,000,000	97,000,000
Old Line Funding LLC
0.190%, due 12/16/14	53,000,000	52,987,412
0.230%, due 01/06/15	162,000,000	161,931,690
0.225%, due 01/13/15	100,000,000	99,954,375
0.225%, due 01/15/15	50,000,000	49,976,563
Thunder Bay Funding LLC
0.190%, due 02/17/15	28,000,000	27,984,040
Versailles Commercial Paper LLC
0.192%, due 11/03/14[2]	100,000,000	100,000,000
0.193%, due 11/10/14[2]	50,000,000	50,000,000
0.207%, due 11/20/14[2]	70,000,000	70,000,000
0.204%, due 11/26/14[2]	150,000,000	150,000,000
Victory Receivables Corp.
0.140%, due 11/12/14	102,000,000	101,995,637
		2,086,962,751
Banking-non-US—12.23%
Australia & New Zealand Banking Group Ltd.
0.207%, due 11/18/14[2]	100,000,000	100,000,000

37

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Banking-non-US—(concluded)
Commonwealth Bank of Australia
0.233%, due 11/07/14[2]	$150,000,000	$150,000,000
Erste Abwicklungsanstalt
0.170%, due 02/23/15	100,000,000	99,946,167
Mitsubishi UFJ Trust & Banking Corp.
0.210%, due 12/01/14	150,000,000	149,973,806
0.190%, due 01/12/15	100,000,000	99,961,944
Natixis
0.100%, due 11/05/14	40,000,000	39,999,556
NRW Bank
0.050%, due 11/07/14	200,000,000	199,998,333
Oversea-Chinese Banking Corp. Ltd.
0.250%, due 11/14/14	75,000,000	74,993,229
Skandinaviska Enskilda Banken AB
0.250%, due 04/08/15	125,000,000	124,862,847
Sumitomo Mitsui Banking Corp.
0.200%, due 01/07/15	250,000,000	249,906,944
United Overseas Bank Ltd.
0.180%, due 12/08/14	35,600,000	35,593,414
Westpac Banking Corp.
0.223%, due 11/10/14[2]	87,000,000	87,000,000
0.227%, due 11/19/14[2]	60,000,000	60,003,793
0.360%, due 09/24/15	45,500,000	45,351,215
Westpac Securities NZ Ltd.
0.200%, due 01/07/15	80,000,000	79,970,222
0.210%, due 01/07/15	135,000,000	134,947,238
		1,732,508,708
Banking-US—4.73%
Bedford Row Funding Corp.
0.180%, due 02/12/15	85,000,000	84,956,225
0.200%, due 03/04/15	100,000,000	99,931,667
Fortis Funding LLC
0.040%, due 11/03/14	185,000,000	184,999,589

38

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-US—(concluded)
National Australia Funding Delaware, Inc.
0.200%, due 01/14/15	$150,000,000	$149,938,333
Rabobank USA Financial Corp.
0.210%, due 01/15/15	150,000,000	149,934,375
		669,760,189
Energy-integrated—4.57%
CNPC Finance HK Ltd.
0.350%, due 11/03/14	100,000,000	99,997,917
0.400%, due 11/10/14	150,000,000	149,985,097
0.360%, due 11/18/14	50,000,000	49,991,500
0.430%, due 12/08/14	21,500,000	21,490,498
0.430%, due 12/22/14	50,000,000	49,969,583
Sinopec Century Bright Capital Investment Ltd.
0.400%, due 11/10/14	105,000,000	104,989,500
0.400%, due 11/13/14	30,000,000	29,996,000
0.400%, due 01/05/15	142,000,000	141,897,445
		648,317,540
Finance-non-captive diversified—0.71%
General Electric Capital Corp.
0.210%, due 03/04/15	101,000,000	100,927,532
Total commercial paper (cost—$5,238,476,720)		5,238,476,720
Non-US government agency—0.81%
Export Development Canada
0.150%, due 11/03/14[2,3] (cost—$115,000,000)	115,000,000	115,000,000
Short-term corporate obligations—7.84%
Banking-non-US—5.22%
Australia & New Zealand Banking Group Ltd.
1.385%, due 12/12/14[2,3]	25,000,000	25,109,134
Barclays Bank PLC
0.484%, due 11/15/14[2,4]	225,000,000	225,000,000
0.484%, due 12/15/14[2,4]	125,000,000	125,000,000

39

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Short-term corporate obligations—(concluded)
Banking-non-US—(concluded)
Royal Bank of Canada
0.322%, due 01/07/15[2,3]	$175,000,000	$175,000,000
Svenska Handelsbanken AB
0.322%, due 11/28/14[2,3]	190,000,000	190,000,000
		740,109,134
Banking-US—1.24%
Wells Fargo Bank N.A.
0.324%, due 12/15/14[2]	50,000,000	50,000,000
0.373%, due 12/22/14[2]	125,000,000	125,000,000
		175,000,000
Supranationals—1.38%
Inter-American Development Bank
0.190%, due 11/03/14[2]	75,000,000	75,016,287
International Bank for Reconstruction & Development
0.140%, due 11/03/14[2]	120,000,000	120,000,000
		195,016,287
Total short-term corporate obligations (cost—$1,110,125,421)		1,110,125,421
Repurchase agreements—7.68%
Repurchase agreement dated 10/31/14 with Federal Reserve Bank of New York, 0.050% due 11/03/14, collateralized by $291,935,500 US Treasury Bond, 3.125% due 02/15/42; (value—$300,001,305); proceeds: $300,001,250	300,000,000	300,000,000
Repurchase agreement dated 10/31/14 with Goldman Sachs & Co., 0.080% due 11/03/14, collateralized by $7,215,000 Federal Home Loan Bank obligations, 1.300% due 08/11/16, $1,460,835 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.000% due 11/20/14 to 12/10/18, $30,804,000 Federal National Mortgage Association obligations, zero coupon to 5.000% due 02/26/15 to 04/27/17 and $7,400,000 Tennessee Valley Authority, 4.625% to 4.875% due 01/15/48 to 09/15/60; (value—$48,348,001); proceeds: $47,400,316	47,400,000	47,400,000

40

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/20/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.450% due 11/07/14, collateralized by $846,856,151 various asset-backed convertible bonds, zero coupon to 10.500% due 05/01/15 to 05/15/52; (value—$106,769,121); proceeds: $100,022,500[5]	$100,000,000	$100,000,000
Repurchase agreement dated 10/20/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.550% due 12/05/14, collateralized by $3,072,559,274 various asset-backed convertible bonds, zero coupon to 36.396% due 08/08/16 to 09/25/57; (value—$347,513,680); proceeds: $325,228,403[4,5]	325,000,000	325,000,000
Repurchase agreement dated 10/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.080% due 11/06/14, collateralized by $492,010,520 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 05/15/23 to 01/15/43, $562,789,677 Federal National Mortgage Association obligations, 4.500% to 10.500% due 03/25/19 to 01/01/41 and $152,795,541 Government National Mortgage Association obligations, 3.500% due 10/20/44; (value—$255,000,000); proceeds: $250,003,889	250,000,000	250,000,000
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $230,000 Federal Home Loan Mortgage Corp. obligations, 2.000% due 11/02/22; (value—$217,733); proceeds: $209,000	209,000	209,000

41

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/14 with Toronto-Dominion Bank, 0.100% due 11/03/14, collateralized by $11,450,998 Federal Home Loan Mortgage Corp. obligations, 3.000% due 01/01/43 and $56,333,935 Federal National Mortgage Association obligations, 2.500% to 4.500% due 11/01/27 to 08/01/44; (value—$66,300,001); proceeds: $65,000,542	$65,000,000	$65,000,000
Total repurchase agreements (cost—$1,087,609,000)		1,087,609,000
Total investments (cost—$14,040,753,335 which approximates cost for federal income tax purposes)—99.10%		14,040,753,335
Other assets in excess of liabilities—0.90%		127,463,624
Net assets—100.00%		$14,168,216,959

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$645,026,700	$—	$645,026,700
Time deposits	—	1,930,000,000	—	1,930,000,000
Certificates of deposit	—	3,914,515,494	—	3,914,515,494
Commercial paper	—	5,238,476,720	—	5,238,476,720
Non-US government agency	—	115,000,000	—	115,000,000
Short-term corporate obligations	—	1,110,125,421	—	1,110,125,421
Repurchase agreements	—	1,087,609,000	—	1,087,609,000
Total	$—	$14,040,753,335	$—	$14,040,753,335

At October 31, 2014, there were no transfers between Level 1 and Level 2.

42

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	38.0%
Sweden	10.8
France	8.9
Canada	7.9
United Kingdom	7.3
Japan	6.6
Australia	6.1
China	4.6
Belgium	2.8
Germany	2.1
Norway	1.8
Finland	1.2
Netherlands	1.1
Singapore	0.8
Total	100.0%

Portfolio footnotes

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1  Rates shown are the discount rates at date of purchase.

2  Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.57% of net assets as of October 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4  Illiquid investment as of October 31, 2014.

5  Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2014.

See accompanying notes to financial statements
43

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
US government obligations—18.82%
US Treasury Bills[1]
0.010%, due 01/02/15	$250,000,000	$249,995,695
0.023%, due 04/02/15	250,000,000	249,976,250
0.025%, due 01/15/15	275,000,000	274,985,677
0.111%, due 08/20/15	200,000,000	199,820,744
US Treasury Notes
0.073%, due 11/03/14[2]	300,000,000	300,027,311
0.250%, due 01/15/15	135,000,000	135,020,088
0.250%, due 02/15/15	200,000,000	200,123,492
0.375%, due 11/15/15	280,000,000	280,646,003
4.250%, due 11/15/14	380,000,000	380,596,336
Total US government obligations (cost—$2,271,191,596)		2,271,191,596
Repurchase agreements—76.53%
Repurchase agreement dated 10/30/14 with Barclays Capital, Inc., 0.050% due 11/06/14, collateralized by $602,929,900 US Treasury Inflation Index Note, 1.250% due 07/15/20, $1,149,000 US Treasury Bond Principal Strip, zero coupon due 11/15/26 and $18,898,885 US Treasury Bonds Strips, zero coupon due 11/15/31 to 05/15/44; (value—$714,000,108); proceeds: $700,006,806	700,000,000	700,000,000
Repurchase agreement dated 10/31/14 with Barclays Capital, Inc., 0.080% due 11/03/14, collateralized by $61,449,700 US Treasury Note, 1.500% due 10/31/19; (value—$61,200,091); proceeds: $60,000,400	60,000,000	60,000,000
Repurchase agreement dated 10/31/14 with BNP Paribas Securities Corp., 0.100% due 11/03/14, collateralized by $9,607,900 US Treasury Inflation Indexed Bond, 2.375% due 01/15/27 and $36,584,000 US Treasury Note, 2.250% due 03/31/21; (value—$51,080,106); proceeds: $50,000,417	50,000,000	50,000,000

44

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/14 with Federal Reserve Bank of New York, 0.050% due 11/03/14, collateralized by $5,301,367,200 US Treasury Note, 2.500% due 08/15/23; (value—$5,450,022,722); proceeds: $5,450,022,708	$5,450,000,000	$5,450,000,000
Repurchase agreement dated 10/14/14 with Goldman Sachs & Co., 0.050% due 11/07/14, collateralized by $412,766,700 US Treasury Bonds, 4.250% to 7.500% due 11/15/16 to 11/15/40, $14,205,300 US Treasury Inflation Indexed Bond, 2.500% due 01/15/29, $3,212,300 US Treasury Inflation Index Note, 0.125% due 04/15/18, $425,437,101 US Treasury Notes, 0.250% to 4.250% due 11/15/14 to 08/31/20 and $50,811,600 US Treasury Bond Principal Strip, 4.250% due 05/15/39; (value—$1,020,000,102); proceeds: $1,000,047,222[3]	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/14 with Goldman Sachs & Co., 0.030% due 11/03/14, collateralized by $56,928,300 US Treasury Inflation Index Note, 2.000% due 01/15/16; (value—$70,890,044); proceeds: $69,500,174	69,500,000	69,500,000
Repurchase agreement dated 10/28/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 11/04/14, collateralized by $201,602,600 US Treasury Note, 1.875% due 06/30/20; (value—$204,000,055); proceeds: $200,002,333	200,000,000	200,000,000
Repurchase agreement dated 10/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/06/14, collateralized by $919,461,700 US Treasury Notes, 0.875% to 3.125% due 05/15/17 to 10/31/21, $140,000 US Treasury Bond Principal Strip, zero coupon due 05/15/30 and $2,424,544 US Treasury Bonds Strips, zero coupon due 11/15/18 to 05/15/44; (value—$918,000,036); proceeds: $900,012,250	900,000,000	900,000,000
45

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.080% due 11/03/14, collateralized by $55,518,000 US Treasury Notes, 1.375% to 2.500% due 12/31/18 to 08/15/23; (value—$56,100,033); proceeds: $55,000,367	$55,000,000	$55,000,000
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $525,000 US Treasury Note, 1.625% due 06/30/19; (value—$529,656); proceeds: $519,000	519,000	519,000
Repurchase agreement dated 10/30/14 with
Toronto-Dominion Bank, 0.070% due 11/06/14,
collateralized by $40,005,500 US Treasury Bills,
zero coupon due 11/06/14 to 09/17/15,
$37,536,100 US Treasury Bonds, 2.750% to
11.250% due 02/15/15 to 08/15/44, $60,162,900
US Treasury Inflation Indexed Bonds, 0.750% to
3.875% due 01/15/25 to 02/15/44, $190,217,500
US Treasury Inflation Index Notes, 0.125% to
2.000% due 01/15/15 to 07/15/24, $193,414,056
US Treasury Notes, 0.055% to 5.125%
due 11/15/14 to 05/15/24, $404,174,000
US Treasury Bonds Principal Strips,
zero coupon due 11/15/39 to 02/15/44 and
$23,200,000 US Treasury Bonds Strips,
zero coupon due 05/15/28 to 08/15/33;
(value—$765,000,044);
proceeds: $750,010,208	750,000,000	750,000,000
Total repurchase agreements (cost—$9,235,019,000)		9,235,019,000
Total investments (cost—$11,506,210,596 which approximates cost for federal income tax purposes)—95.35%		11,506,210,596
Other assets in excess of liabilities—4.65%		560,734,904
Net assets—100.00%		$12,066,945,500

46

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$2,271,191,596	$—	$2,271,191,596
Repurchase agreements	—	9,235,019,000	—	9,235,019,000
Total	$—	$11,506,210,596	$—	$11,506,210,596

At October 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1  Rates shown are the discount rates at date of purchase.

2  Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3  Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

See accompanying notes to financial statements
47

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—87.81%
Alabama—0.62%
University of Alabama Revenue (University Hospital), Series C, 0.050%, VRD	$9,600,000	$9,600,000
Alaska—2.27%
Alaska International Airports Revenue Refunding (System), Series A, 0.050%, VRD	7,000,000	7,000,000
Alaska State Bond Anticipation Notes, 1.000%, due 03/23/15	20,000,000	20,067,597
Borough of North Slope, Series A, 2.000%, due 06/30/15	8,000,000	8,099,188
		35,166,785
Arizona—0.69%
AK-Chin Indian Community Revenue, 0.070%, VRD	6,700,000	6,700,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.- Irvington Project), 0.070%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.070%, VRD[1,2]	3,750,000	3,750,000
		10,750,000
California—5.88%
California State Revenue Anticipation Notes, 1.500%, due 06/22/15	20,000,000	20,176,635
California Statewide Communities Development Authority Revenue (University of San Diego), 0.050%, VRD	1,870,000	1,870,000
County of Riverside Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	2,000,000	2,018,260
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.040%, VRD	3,200,000	3,200,000
Los Angeles County Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	4,000,000	4,036,388

48

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Los Angeles Water and Power Revenue, Subseries B-5, 0.050%, VRD	$5,400,000	$5,400,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.030%, VRD	4,375,000	4,375,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured), 0.050%, VRD	3,300,000	3,300,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.040%, VRD	14,700,000	14,700,000
Series B, 0.040%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.040%, VRD	5,810,000	5,810,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.040%, VRD	5,000,000	5,000,000
Series C, 0.040%, VRD	6,400,000	6,400,000
Torrance Revenue (Torrance Memorial Medical Center), Series B, 0.030%, VRD	5,000,000	5,000,000
		91,286,283
Colorado—3.74%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-6, 0.070%, VRD	1,915,000	1,915,000
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 1.000%, due 06/29/15	20,000,000	20,116,905
Colorado State General Fund Tax and Revenue Anticipation Notes, Series A, 2.000%, due 06/26/15	10,000,000	10,121,786

49

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Denver City & County Certificates of Participation Refunding, Series A1, 0.070%, VRD	$24,445,000	$24,445,000
Series A3, 0.070%, VRD	1,425,000	1,425,000
		58,023,691
District of Columbia—3.09%
District of Columbia Multimodal University Revenue (American University), 0.050%, VRD	8,200,000	8,200,000
District of Columbia Revenue (German Marshall Fund of the United States), 0.050%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.030%, VRD	10,300,000	10,300,000
Subseries B-2, 0.050%, VRD	8,500,000	8,500,000
Metropolitan Washington, Airport Authority Airport System Revenue, Subseries D-2, 0.070%, VRD	16,990,000	16,990,000
		47,990,000
Florida—4.18%
Gainesville Utilities System Revenue, Series A, 0.050%, VRD	2,470,000	2,470,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.080%, VRD	35,625,000	35,625,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.060%, VRD	20,900,000	20,900,000
Subseries B-1, 0.060%, VRD	5,840,000	5,840,000
		64,835,000

50

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—1.05%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.050%, VRD	$9,050,000	$9,050,000
Series B-2, 0.040%, VRD	7,200,000	7,200,000
		16,250,000
Idaho—1.37%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/15	21,000,000	21,262,129
Illinois—10.90%
City of Chicago, Series D-1, 0.080%, VRD	21,940,000	21,940,000
Series D-2, 0.080%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.060%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.060%, VRD	17,700,000	17,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.050%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.050%, VRD	14,100,000	14,100,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.060%, VRD	7,200,000	7,200,000
Illinois State Educational Facilities Authority (University of Chicago), Series B-3, 0.160%, VRD	10,000,000	10,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.070%, VRD	3,600,000	3,600,000

51

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.050%, VRD	$5,000,000	$5,000,000
Series A-2D, 0.050%, VRD	17,200,000	17,200,000
Illinois State, Series B-5, 0.050%, VRD	27,700,000	27,700,000
Series B-6, 0.050%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.060%, VRD	4,060,000	4,060,000
		169,100,000
Indiana—4.22%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.040%, VRD	10,900,000	10,900,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.070%, VRD	15,150,000	15,150,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.040%, VRD	11,400,000	11,400,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.060%, VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.040%, VRD	17,120,000	17,120,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.050%, VRD	2,600,000	2,600,000
		65,470,000

52

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.16%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project), 0.070%, VRD	$2,485,000	$2,485,000
Kansas—0.50%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.050%, VRD	7,700,000	7,700,000
Kentucky—0.17%
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.060%, VRD	2,560,000	2,560,000
Louisiana—1.53%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.060%, VRD	15,900,000	15,900,000
Series B, 0.060%, VRD	400,000	400,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.060%, VRD	1,000,000	1,000,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.040%, VRD	6,500,000	6,500,000
		23,800,000
Maryland—1.17%
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.040%, VRD	2,000,000	2,000,000
Series B, 0.050%, VRD	5,200,000	5,200,000
Series B-2, 0.050%, VRD	11,000,000	11,000,000
		18,200,000

53

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—3.38%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College), 0.050%, VRD	$1,053,000	$1,053,000
0.050%, VRD	1,996,000	1,996,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585), 0.050%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.060%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan Program), Series N, 0.060%, VRD	1,980,000	1,980,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.060%, VRD	24,500,000	24,500,000
Massachusetts State Revenue Anticipation Notes, Series A, 1.500%, due 04/23/15	10,000,000	10,066,753
		52,390,753
Michigan—0.88%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.070%, VRD	3,900,000	3,900,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.040%, VRD	9,700,000	9,700,000
		13,600,000
Minnesota—1.03%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.060%, VRD	8,165,000	8,165,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.050%, VRD	6,000,000	6,000,000
Series B, 0.050%, VRD	1,850,000	1,850,000
		16,015,000

54

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—0.63%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series G, 0.070%, VRD	$4,000,000	$4,000,000
Series I, 0.070%, VRD	1,000,000	1,000,000
Series K, 0.070%, VRD	3,000,000	3,000,000
Series L, 0.080%, VRD	1,800,000	1,800,000
		9,800,000
Missouri—1.26%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.040%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.060%, VRD	3,760,000	3,760,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.080%, VRD	1,200,000	1,200,000
Series B, 0.070%, VRD	2,500,000	2,500,000
Series C, 0.070%, VRD	8,600,000	8,600,000
0.070%, VRD	300,000	300,000
		19,560,000
Nebraska—0.57%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.060%, VRD	8,845,000	8,845,000

55

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Hampshire—1.41%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.040%, VRD	$21,880,000	$21,880,000
New York—8.59%
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.050%, VRD	9,360,000	9,360,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.040%, VRD	11,475,000	11,475,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.040%, VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.080%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.060%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.040%, VRD	1,450,000	1,450,000
Series BB-5, 0.060%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.070%, VRD	9,645,000	9,645,000
Series B-4, 0.060%, VRD	550,000	550,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.060%, VRD	13,200,000	13,200,000

56

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City, Series F, Subseries F-3, 0.060%, VRD	$1,800,000	$1,800,000
Subseries L-3, 0.060%, VRD	2,800,000	2,800,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.050%, VRD	3,285,000	3,285,000
New York State Dormitory Authority Revenue (Wagner College), 0.040%, VRD	2,665,000	2,665,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.050%, VRD	1,950,000	1,950,000
Series A-2, 0.050%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.060%, VRD	7,000,000	7,000,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.040%, VRD	8,470,000	8,470,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series B, 0.040%, VRD	1,625,000	1,625,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured), 0.050%, VRD	6,900,000	6,900,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.070%, VRD	2,875,000	2,875,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.040%, VRD	3,870,000	3,870,000
Series B-2C, 0.060%, VRD	5,315,000	5,315,000
		133,335,000

57

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—5.97%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.050%, VRD	$41,315,000	$41,315,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.050%, VRD	2,200,000	2,200,000
Series H, 0.070%, VRD	26,185,000	26,185,000
Guilford County, Series B, 0.050%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.060%, VRD	2,115,000	2,115,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.030%, VRD	3,410,000	3,410,000
North Carolina State Obligation Refunding, Series B, 4.000%, due 11/01/14	4,000,000	4,000,000
North Carolina State Obligation Refunding, Series E, 5.000%, due 05/01/15	10,000,000	10,243,883
University of North Carolina Chapel Hill Revenue, Series B, 0.070%, VRD	1,300,000	1,300,000
		92,623,883
Ohio—5.62%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.050%, VRD	28,855,000	28,855,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.060%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.030%, VRD	29,000,000	29,000,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A, 0.050%, VRD	10,800,000	10,800,000

58

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A, 0.050%, VRD	$1,895,000	$1,895,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.040%, VRD	8,000,000	8,000,000
Ohio State (Common Schools), Series B, 0.030%, VRD	2,015,000	2,015,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.060%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E, 0.030%, VRD	1,000,000	1,000,000
		87,210,000
Oregon—1.50%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.040%, VRD	7,700,000	7,700,000
Oregon Health & Science University Revenue, Series C, 0.060%, VRD	4,495,000	4,495,000
Oregon State Tax Anticipation Notes, Series A, 2.000%, due 06/15/15	11,000,000	11,127,801
		23,322,801
Pennsylvania—4.29%
Allegheny County Industrial Development Authority Health Care Facility (Longwood Oakmount, Inc.), 0.070%, VRD	15,685,000	15,685,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.050%, VRD	2,945,000	2,945,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C, 0.050%, VRD	12,465,000	12,465,000
Pennsylvania Higher Educational Facilities Authority College & University Revenue (St. Joseph's University), Series A, 0.050%, VRD	2,000,000	2,000,000

59

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.050%, VRD	$5,325,000	$5,325,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.050%, VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.050%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.030%, VRD	3,370,000	3,370,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.060%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.060%, VRD	5,255,000	5,255,000
		66,585,000
Rhode Island—0.19%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.050%, VRD	3,000,000	3,000,000
Tennessee—0.28%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.040%, VRD	4,370,000	4,370,000
Texas—5.83%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.050%, VRD[1,2]	7,750,000	7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.070%, VRD	10,500,000	10,500,000
Subseries C-2, 0.070%, VRD	5,700,000	5,700,000

60

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.070%, VRD	$6,965,000	$6,965,000
Series A-2, 0.070%, VRD	2,880,000	2,880,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.050%, VRD	4,785,000	4,785,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), Series A, 0.070%, VRD	5,450,000	5,450,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.050%, VRD	6,100,000	6,100,000
Texas (JP Morgan PUTTERs, Series 3238), 0.060%, VRD[1,2]	2,165,000	2,165,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.060%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, 1.500%, due 08/31/15	22,000,000	22,249,030
University of Texas University Revenues (Financing Systems), Series B, 0.030%, VRD	10,000,000	10,000,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.030%, VRD	2,600,000	2,600,000
		90,474,030
Utah—1.42%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.070%, VRD	22,075,000	22,075,000

61

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Virginia—1.10%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.050%, VRD	$10,700,000	$10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.040%, VRD	3,310,000	3,310,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series F, 0.040%, VRD	3,000,000	3,000,000
		17,010,000
Washington—2.14%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.060%, VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A, 0.050%, VRD	20,475,000	20,475,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.050%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.050%, VRD	3,750,000	3,750,000
		33,120,000
Wisconsin—0.13%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 0.050%, VRD	2,000,000	2,000,000
Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.070%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,362,495,355)		1,362,495,355

62

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—12.12%
California—0.39%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.120%, due 01/07/15	$6,000,000	$6,000,000
Connecticut—0.64%
Yale University, 0.070%, due 11/07/14	10,000,000	10,000,000
Illinois—0.68%
Illinois Educational Facilities Authority Revenue, 0.070%, due 12/04/14	10,615,000	10,615,000
Maryland—2.25%
Johns Hopkins University, 0.080%, due 02/05/15	6,900,000	6,900,000
Montgomery County, 0.070%, due 11/05/14	12,000,000	12,000,000
0.060%, due 12/04/14	8,000,000	8,000,000
0.070%, due 12/04/14	8,000,000	8,000,000
		34,900,000
Minnesota—1.93%
Mayo Clinic, 0.080%, due 12/02/14	10,000,000	10,000,000
0.080%, due 12/08/14	20,000,000	20,000,000
		30,000,000
Missouri—0.75%
University of Missouri, 0.040%, due 11/04/14	11,583,000	11,583,000
Tennessee—1.09%
Vanderbilt University, 0.120%, due 11/04/14	8,000,000	8,000,000
0.120%, due 12/16/14	9,000,000	9,000,000
		17,000,000
Texas—1.68%
Dallas Area Rapid Transit, 0.100%, due 02/05/15	4,000,000	4,000,000
0.100%, due 02/05/15	6,000,000	6,000,000
0.070%, due 02/12/15	4,000,000	4,000,000

63

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
University of Texas, 0.050%, due 11/17/14	$12,000,000	$12,000,000
		26,000,000
Virginia—1.74%
University of Virginia, 0.080%, due 12/04/14	7,000,000	7,000,000
0.080%, due 12/09/14	10,000,000	10,000,000
0.080%, due 02/04/15	10,000,000	10,000,000
		27,000,000
Washington—0.97%
University of Washington, 0.110%, due 12/04/14	10,000,000	10,000,000
0.110%, due 12/05/14	5,000,000	5,000,000
		15,000,000
Total tax-exempt commercial paper (cost—$188,098,000)		188,098,000
Total investments (cost—$1,550,593,355 which approximates cost for federal income tax purposes)—99.93%		1,550,593,355
Other assets in excess of liabilities—0.07%		1,032,377
Net assets—100.00%		$1,551,625,732

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Fund's investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,362,495,355	$—	$1,362,495,355
Tax-exempt commercial paper	—	188,098,000	—	188,098,000
Total	$—	$1,550,593,355	$—	$1,550,593,355

At October 31, 2014, there were no transfers between Level 1 and Level 2.

64

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Portfolio footnotes

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.43% of net assets as of October 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2  The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM  Assured Guaranty Municipal Corporation

FGIC  Financial Guaranty Insurance Company

FNMA  Federal National Mortgage Association

PUTTERs  Puttable Tax-Exempt Receipts

ROCS  Reset Option Certificates

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2014 and reset periodically.

See accompanying notes to financial statements
65

Master Trust

Understanding a Master Fund's expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related "feeder funds" should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds' expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor's ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2014 to October 31, 2014.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

66

Master Trust

Understanding a Master Fund's expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

67

Master Trust

Understanding a Master Fund's expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2014	Ending account value October 31, 2014	Expenses paid during period[1] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2014	Ending account value October 31, 2014	Expenses paid during period[1] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

Tax-Free Master Fund

	Beginning account value May 1, 2014	Ending account value October 31, 2014	Expenses paid during period[1] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

1  Expenses are equal to the Master Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

68

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	10/31/14	04/30/14	10/31/13
Weighted average maturity[1]	43 days	35 days	41 days
Net assets (bln)	$14.2	$15.8	$17.5
Portfolio composition[2]	10/31/14	04/30/14	10/31/13
Commercial paper	37.0%	35.2%	44.8%
Certificates of deposit	27.6	24.6	16.8
Time deposits	13.6	13.8	14.0
Repurchase agreements	7.7	13.6	13.3
Short-term corporate obligations	7.8	7.1	5.1
US government and agency obligations	4.6	5.0	6.0
Non-US government obligation	0.8	0.7	—
Other assets less liabilities	0.9	0.0[3]	0.0[3]
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

3  Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

69

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	10/31/14	04/30/14	10/31/13
Weighted average maturity[1]	28 days	27 days	48 days
Net assets (bln)	$12.1	$12.5	$12.9
Portfolio composition[2]	10/31/14	04/30/14	10/31/13
Repurchase agreements	76.5%	72.4%	62.1%
US government obligations	18.8	25.1	36.5
Other assets less liabilities	4.7	2.5	1.4
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

70

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	10/31/14	04/30/14	10/31/13
Weighted average maturity[1]	33 days	23 days	34 days
Net assets (bln)	$1.6	$1.4	$1.6
Portfolio composition[2]	10/31/14	04/30/14	10/31/13
Municipal bonds and notes	87.8%	84.2%	85.1%
Tax-exempt commercial paper	12.1	15.7	14.8
Other assets less liabilities	0.1	0.1	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

71

Master Trust

Statement of operations
For the six months ended October 31, 2014 (unaudited)

	Prime Master Fund	Treasury Master Fund
Investment income:
Interest	$15,602,367	$3,626,926
Expenses:
Investment advisory and administration fees	7,630,024	5,863,070
Trustees' fees	62,513	55,977
	7,692,537	5,919,047
Fee waivers by investment advisor	—	(2,884,625)
Net expenses	7,692,537	3,034,422
Net investment income	7,909,830	592,504
Net realized gain	45,686	64,847
Net increase in net assets resulting from operations	$7,955,516	$657,351

See accompanying notes to financial statements
72

Tax-Free Master Fund
Investment income:
Interest	$488,105
Expenses:
Investment advisory and administration fees	767,579
Trustees' fees	16,751
784,330
Fee waivers by investment advisor	(374,747)
Net expenses	409,583
Net investment income	78,522
Net realized gain	55
Net increase in net assets resulting from operations	$78,577

See accompanying notes to financial statements
73

Master Trust

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
Prime Master Fund
From operations:
Net investment income	$7,909,830	$20,089,113
Net realized gain	45,686	199,522
Net increase in net assets resulting from operations	7,955,516	20,288,635
Net decrease in net assets from beneficial interest transactions	(1,603,475,585)	(3,394,160,779)
Net decrease in net assets	(1,595,520,069)	(3,373,872,144)
Net assets:
Beginning of period	15,763,737,028	19,137,609,172
End of period	$14,168,216,959	$15,763,737,028
Treasury Master Fund
From operations:
Net investment income	$592,504	$1,367,051
Net realized gain	64,847	111,413
Net increase in net assets resulting from operations	657,351	1,478,464
Net increase (decrease) in net assets from beneficial interest transactions	(444,868,573)	284,127,950
Net increase (decrease) in net assets	(444,211,222)	285,606,414
Net assets:
Beginning of period	12,511,156,722	12,225,550,308
End of period	$12,066,945,500	$12,511,156,722
Tax-Free Master Fund
From operations:
Net investment income	$78,522	$233,380
Net realized gain	55	107,759
Net increase in net assets resulting from operations	78,577	341,139
Net increase (decrease) in net assets from beneficial interest transactions	160,509,632	(165,629,447)
Net increase (decrease) in net assets	160,588,209	(165,288,308)
Net assets:
Beginning of period	1,391,037,523	1,556,325,831
End of period	$1,551,625,732	$1,391,037,523

See accompanying notes to financial statements
74

This page intentionally left blank.

75

Master Trust

Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2014
(unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.10%[1]
Net investment income	0.10%[1]
Supplemental data:
Net assets, end of period (000's)	$14,168,217
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.05%[1]
Net investment income	0.01%[1]
Supplemental data:
Net assets, end of period (000's)	$12,066,946
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.05%[1]
Net investment income	0.01%[1]
Supplemental data:
Net assets, end of period (000's)	$1,551,626

1  Annualized.

2  Waiver by advisor represents less than 0.005%.

See accompanying notes to financial statements
76

	Years ended April 30,
	2014	2013	2012	2011	2010
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Net investment income	0.11%	0.19%	0.19%	0.21%	0.25%
Supplemental data:
Net assets, end of period (000's)	$15,763,737	$19,137,609	$15,688,562	$29,569,454	$22,591,869
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%	0.10%[2]	0.06%	0.10%[2]	0.10%
Net investment income	0.01%	0.05%	0.01%	0.09%	0.12%
Supplemental data:
Net assets, end of period (000's)	$12,511,157	$12,225,550	$13,044,384	$7,219,706	$7,335,525
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.07%	0.10%[2]	0.10%[2]	0.10%	0.10%[2]
Net investment income	0.01%	0.06%	0.06%	0.18%	0.20%
Supplemental data:
Net assets, end of period (000's)	$1,391,038	$1,556,326	$1,160,792	$1,485,784	$1,933,132

77

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund", collectively, the "Master Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

78

Master Trust

Notes to financial statements (unaudited)

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust's Board of Trustees (the "Master Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund's own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund's Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation

79

Master Trust

Notes to financial statements (unaudited)

to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund's investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM").

Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

80

Master Trust

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds' Board has approved an investment advisory and administration contract ("Management Contract") with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2014, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,216,644, $469,731 and $52,998, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds' expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds' independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund's average daily net assets. At October 31, 2014, UBS Global AM owed $35,294, $33,626 and $9,947 for the independent trustees fees and expenses to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to

81

Master Trust

Notes to financial statements (unaudited)

waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2014, UBS Global AM voluntarily waived $2,884,625 and $374,747 for Treasury Master Fund and Tax-Free Master Fund, respectively, for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC ("Private Money Market"), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds' investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market's average daily members' equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any

82

Master Trust

Notes to financial statements (unaudited)

UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended October 31, 2014, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$815,620,424
Tax-Free Master Fund	78,574,200

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds' investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds' lending agent. At October 31, 2014, the Master Funds did not have any securities on loan.

83

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Contributions	$21,610,233,062	$49,173,642,552
Withdrawals	(23,213,708,647)	(52,567,803,331)
Net decrease in beneficial interest	$(1,603,475,585)	$(3,394,160,779)
Treasury Master Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Contributions	$12,297,782,766	$25,983,033,439
Withdrawals	(12,742,651,339)	(25,698,905,489)
Net increase (decrease) in beneficial interest	$(444,868,573)	$284,127,950
Tax-Free Master Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Contributions	$991,431,189	$1,704,139,597
Withdrawals	(830,921,557)	(1,869,769,044)
Net increase (decrease) in beneficial interest	$160,509,632	$(165,629,447)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund's assets, income and distributions will be managed in such a way that an SEC registered feeder fund investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2014, that there were no significant

84

Master Trust

Notes to financial statements (unaudited)

uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2014, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Master Funds and expects to update shareholders further in advance of the October 2016 deadline.

85

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund's offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

86

Master Trust

Board approval of management contract
(unaudited)

Background—At a meeting of the board of Master Trust (the "Trust") on July 15-16, 2014, the members of the board, including the trustees who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered and approved the continuance of the management contract (the "Management Contract") between UBS Global Asset Management (Americas) Inc. ("UBS Global AM") and the Trust, with respect to Prime Master Fund ("Prime Master"), Treasury Master Fund ("Treasury Master") and Tax-Free Master Fund ("Tax-Free Master" and, together with Prime Master and Treasury Master, each a "Master Fund" and together the "Master Funds"). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them, including information about UBS Global AM, as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management on several occasions prior to the scheduled board meeting. The Independent Trustees also met in executive session after management's presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered "feeder funds" that invest in the Master Funds (the "Feeder Funds"). The board noted that it received

87

Master Trust

Board approval of management contract
(unaudited)

information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund's and Feeder Fund's affairs and UBS Global AM's role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM's investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds' and the Feeder Funds' expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds' and the Feeder Funds' senior personnel and the Master Funds' portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS Global AM on each Master Fund's and corresponding Feeder Fund's performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS Global AM had approximately $158 billion in assets under management as of March 31, 2014 and was part of the UBS Global Asset Management Division, which had approximately $674 billion in assets under management worldwide as of March 31, 2014. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

88

Master Trust

Board approval of management contract
(unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the "Contractual Management Fee") to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund's expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund's fees, the board assessed (i) each Master Fund's Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund's portion of its Master Fund's Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund's overall expenses.

In addition to reviewing each Feeder Fund's portion of its corresponding Master Fund's Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the "Actual Management Fee"). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2015. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS Global AM's voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrange-

89

Master Trust

Board approval of management contract
(unaudited)

ments are not contractually imposed and could change or terminate at any time in the future.

The board also received and considered information comparing each Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund's portion of its corresponding Master Fund's Contractual Management Fee and Actual Management Fee and each Feeder Fund's overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group").

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management's view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a "cash" mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund's Actual Management Fee and total expenses and the Prime Capital Feeder Fund's Actual Management Fee, the Prime Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds' fees taken into account. (Below median expenses represents fees or expenses that are lower relative to the median and above median ex-

90

Master Trust

Board approval of management contract
(unaudited)

penses represents fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.) The Prime Capital Feeder Fund's Actual Management Fee was the highest in its Expense Group for the comparison periods utilized in the Lipper report.

Management noted that the Prime Institutional Feeder Fund's Actual Management Fee and total expenses were above its Expense Group median and that, in both cases, the difference was 3 basis points (0.03%) or less. Management explained that this differential is largely the result of the Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield).

Management noted that while the Prime Capital Feeder Fund's Actual Management Fee was above its Expense Group median by 11.3 basis points (0.113%), its total expenses were below its Expense Group median. Management stated that the approach in which the waiver is applied for the Prime Capital Feeder Fund differs from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS Global AM applies a methodology of waiving the entire shareholder servicing fee of 15 basis points (0.15%) first and then having the waiver impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the Expense Group median. Management noted that the Prime Capital Feeder Fund has an expense cap of 20 basis points (0.20%). Management further noted that because the Prime Capital Feeder Fund's total expenses are below its peer median, it believes the overall expenses for the fund are in line with its peers.

91

Master Trust

Board approval of management contract
(unaudited)

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds' fees taken into account.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds' fees taken into account. The Tax-Free Preferred Feeder Fund, the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund each had the lowest total expenses in its respective Expense Group for the comparison periods utilized in the Lipper report.

In light of the foregoing, the board determined that the proposed management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services expected to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund's performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2014 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2014. Although the board received informa-

92

Master Trust

Board approval of management contract
(unaudited)

tion for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund's performance is correlated with its corresponding Master Fund's performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the performance of the Prime Institutional Feeder Fund, the Prime Preferred Feeder Fund, the Prime Investor Feeder Fund and the Prime Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the performance of the Treasury Institutional Feeder Fund, the Treasury Preferred Feeder Fund, the Treasury Investor Feeder Fund and the Treasury Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. The Treasury Investor Feeder Fund ranked first in its Performance Universe for the one- and three-year periods. The Treasury Capital Feeder Fund ranked first in its Performance Universe for the one-year period and since inception.

93

Master Trust

Board approval of management contract
(unaudited)

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the performance of the Tax-Free Institutional Feeder, the Tax-Free Preferred Feeder Fund, the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods, as applicable, and since inception, except that the performance of the Tax-Free Investor Fund was below the Performance Universe median for the since inception measuring period. Management noted the Tax-Free Investor Feeder Fund's improved performance over recent periods.

Based on its review, the board concluded that each Master Fund's investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS Global AM realized economies of scale as the Master Funds' assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds' shareholders.

The board noted that although each Master Fund's Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global

94

Master Trust

Board approval of management contract
(unaudited)

AM paid most of each Master Fund's non-management operating expenses under the "unitary" fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds' shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM's ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

95

This page intentionally left blank.

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President	Thomas Disbrow Vice President and Treasurer
Mark F. Kemper Vice President and Secretary	Robert Sabatino Vice President
Elbridge T. Gerry III Vice President	Erin O. Houston Vice President

Administrator (and Manager for the Master Funds)

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2014. All rights reserved.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1093

Money Market Funds

UBS Select Institutional Funds

Semiannual Report

October 31, 2014

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

UBS Select Institutional Funds

December 12, 2014

Dear shareholder,

We present you with the semiannual report for the UBS Select Institutional Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund (the "Funds"), for the six months ended October 31, 2014 (the "reporting period").

On July 23, 2014, the US Securities and Exchange Commission ("SEC") adopted new regulations for money market funds (while also proposing more changes to be adopted in the future). There is a transition period ranging until October 2016 (for the most significant changes). For more on these changes, refer to "Update on Money Market Regulation" on pages 7 and 8.

Performance

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•  UBS Select Prime Institutional Fund: 0.02% as of October 31, 2014, unchanged from April 30, 2014.

•  UBS Select Treasury Institutional Fund: 0.01% as of October 31, 2014, unchanged from April 30, 2014.

•  UBS Select Tax-Free Institutional Fund: 0.01% as of October 31, 2014, unchanged from April 30, 2014.

UBS Select Prime
Institutional Fund

UBS Select Treasury
Institutional Fund

Investment goals
(both Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:

Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998;
UBS Select Treasury Institutional Fund—March 23, 2004

Dividend payments:

Monthly

(continued on next page)

1

UBS Select Institutional Funds

For detailed information on the Funds' performance, refer to "Yields and characteristics at a glance" on pages 12 and 13.

Throughout the reporting period, the Federal Reserve Board (the "Fed") continued to hold the federal funds rate (the federal funds rate or the "fed funds rate," is the rate banks charge one another for funds they borrow on an overnight basis) at a historically low range between 0% and 0.25%. (For more details on the Fed's actions, see below.) This continued to depress yields on a wide range of short-term investments.

An interview with the Portfolio Managers

Q.  How would you describe the economic environment during the reporting period?

A.  The overall US economy grew at a seasonally-adjusted annualized rate of 3.5% during the fourth quarter of 2013, which preceded the start of the reporting period. The Commerce Department then reported that first quarter 2014 Gross domestic product ("GDP") contracted at a 2.1% rate. This was the first negative reading since the first quarter of 2011, and the downturn was partially attributed to severe winter weather in parts of the country. However, this proved to be a temporary setback for the economy, as GDP growth was 4.6% during the second quarter, the highest rate since the fourth quarter of 2011. The second estimate for third quarter GDP growth was 3.9%.1

UBS Select Tax-Free Institutional Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

1  Based on the Commerce Department's second estimate announced on November 25, 2014, after the reporting period had ended.

2

UBS Select Institutional Funds

Q.  How did the Fed react to the economic environment?

A.  In December 2013, the Fed announced that it would begin paring back its monthly asset purchases (quantitative easing), stating that it would add to its holdings of agency mortgage-backed securities at a reduced pace of $35 billion per month rather than $40 billion per month, and would add to its holdings of longer-term Treasury securities at a reduced pace of $40 billion per month rather than $45 billion per month.

  At its meetings in January, March, April, June, July and September 2014, the Fed said it would further taper its asset purchases, in each case paring its total purchases by $10 billion per month. Finally, at the Fed's meeting in October, it said it had concluded quantitative easing. However, the Fed said that it "currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run."

Q.  Given that the Funds are "feeder funds," how were the portfolios in which they invest managed during the reporting period?

A.  Each fund is a "feeder fund," investing all of its assets in "Master Funds"—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•  For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 35 days. By the end of the period we had lengthened the Master Fund's WAM to 43 days.

  At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keep-

3

UBS Select Institutional Funds

ing the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

  At the security level, we increased the Master Fund's exposures to commercial paper, short-term corporate obligations and certificates of deposit and, to a lesser extent, non-US government obligations. In contrast, we decreased the Master Fund's exposure to repurchase agreements and pared its allocations to US government and agency obligations, and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•  The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 27 days when the reporting period began. Over the review period, the WAM was modestly increased. At the end of the period, on October 31, 2014, the Master Fund had a WAM of 28 days. At the security level, we increased the Master Fund's exposure to repurchase agreements and reduced its exposure to US government obligations.

•  The WAM for the Master Fund in which UBS Select Tax-Free Institutional Fund invests was 23 days when the reporting period began. We tactically adjusted the Master Fund's WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was 33 days. Over the review period, we modestly increased the Master Fund's allocation to municipal bonds and notes, while paring its exposure to tax-exempt commercial paper.

Q.  What factors do you believe will affect the Funds over the coming months?

A.  Although the Fed concluded its third round of quantitative easing in October 2014, we do not expect the federal funds rate to be raised from its historically low level until some point in 2015. Turning to the economy, growth is back on track following a period of weakness

4

UBS Select Institutional Funds

earlier in the year. In particular, the unemployment rate has moderated and manufacturing remains in an expansionary mode. We believe that the economy will continue to expand in 2015, albeit at a relatively modest pace. We anticipate continuing to manage the Funds focusing on risk and liquidity.

  Also, as noted at the beginning of this letter, the Federal regulations governing money market funds are changing, and we are evaluating how they will impact the Funds.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver
President—UBS Money Series
UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Managing Director
UBS Global Asset Management
(Americas) Inc.	Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Institutional Fund Managing Director UBS Global Asset Management (Americas) Inc.

*  Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

5

UBS Select Institutional Funds

Robert Sabatino Portfolio Manager— UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund Managing Director UBS Global Asset Management (Americas) Inc.	Erin O. Houston Portfolio Manager— UBS Select Tax-Free Institutional Fund Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2014. The views and opinions in the letter were current as of December 12, 2014. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds' future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

6

UBS Select Institutional Funds

Update on Money Market Regulation

In prior shareholder reports, we had remarked upon the ongoing regulatory uncertainty that has cast a shadow over money market funds for the past few years.

On July 23, 2014, the US Securities and Exchange Commission ("SEC") adopted new regulations for money market funds (while also proposing more changes to be adopted in the future). There is a transition period ranging until October 2016 (for the most significant changes).

These changes impact all SEC registered money market funds, including the Funds (and the related Master Funds). The changes impact different types of funds in different ways. Here is an overview of some of the more significant changes:

•  "Institutional" prime and "institutional" municipal money market funds will be required to begin using a "floating" net asset value (NAV) per share by October 2016. ("Prime" funds consist of those that buy a variety of private and public debt securities, as opposed to "Treasury/government funds," which limit investments as their name indicates, and municipal funds, which generally buy tax-exempt securities.)

•  A "floating" NAV would be achieved by, among other things, requiring a fund to price its shares out to the fourth decimal place, as compared to the current pricing to the penny (e.g., $1.0000 vs. $1.00). "Retail" prime, "retail" municipal and all Treasury/government funds will continue to be permitted to price their shares at a stable NAV of $1.00 per share.

•  The SEC defined "retail" funds very narrowly as funds that have policies and procedures reasonably designed to ensure that all the beneficial owners of shares are "natural persons" (that is, humans—as opposed to businesses, foundations, etc.). Funds with a "mixed" base of shareowners will need to consider whether to default to the floating NAV model or to take steps to separate out

7

UBS Select Institutional Funds

Update on Money Market Regulation (concluded)

institutional shareholders, even if such investors are limited in number and are small business accounts.

•  All prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. (Treasury/government funds are not required to be subject to the fees/gates limits on redemption privileges.) These fees/gates might only be triggered under very exceptional circumstances.

We also should note that additional requirements will increase the information that is available about the Funds (and related Master Funds) (in some cases, imposing new daily disclosure requirements) and are expected to impose more costs on funds and their advisors. (The above is only a brief summary of some of the more significant aspects of the regulatory changes; shareholders may find additional information on the SEC's web site at www.sec.gov.)

We are analyzing the impact of these changes and will communicate to shareholders as the Funds transition into compliance with the new laws.

8

UBS Select Institutional Funds

Understanding your Fund's expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a "feeder fund" that invests in a corresponding "master fund," the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2014 to October 31, 2014.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

9

UBS Select Institutional Funds

Understanding your Fund's expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

10

UBS Select Institutional Funds

Understanding your Fund's expenses1 (unaudited) (concluded)

UBS Select Prime Institutional Fund

	Beginning account value May 1, 2014	Ending account value[2] October 31, 2014	Expenses paid during period[3] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

UBS Select Treasury Institutional Fund

	Beginning account value May 1, 2014	Ending account value[2] October 31, 2014	Expenses paid during period[3] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

UBS Select Tax-Free Institutional Fund

	Beginning account value May 1, 2014	Ending account value[2] October 31, 2014	Expenses paid during period[3] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

1  The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

2  "Actual—Ending account value" may or may not be reflective of a shareholder's actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

3  Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

11

UBS Select Institutional Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics	10/31/14	04/30/14	10/31/13
Seven-day current yield after fee waivers[1]	0.02%	0.02%	0.03%
Seven-day effective yield after fee waivers[1]	0.02	0.02	0.03
Seven-day current yield before fee waivers[1]	0.02	0.02	0.03
Seven-day effective yield before fee waivers[1]	0.02	0.02	0.03
Weighted average maturity[2]	43 days	35 days	41 days
Net assets (bln)	$3.9	$4.4	$5.2

UBS Select Treasury Institutional Fund

Yields and characteristics	10/31/14	04/30/14	10/31/13
Seven-day current yield after fee waivers and/or Trustees' fees reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees' fees reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees' fees reimbursements[1]	(0.12)	(0.11)	(0.11)
Seven-day effective yield before fee waivers and/or Trustees' fees reimbursements[1]	(0.12)	(0.11)	(0.11)
Weighted average maturity[2]	28 days	27 days	48 days
Net assets (bln)	$4.6	$4.3	$4.8

12

UBS Select Institutional Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Institutional Fund

Yields and characteristics	10/31/14	04/30/14	10/31/13
Seven-day current yield after fee waivers and/or Trustees' fees reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees' fees reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees' fees reimbursements[1]	(0.12)	(0.06)	(0.08)
Seven-day effective yield before fee waivers and/or Trustees' fees reimbursements[1]	(0.12)	(0.06)	(0.08)
Weighted average maturity[2]	33 days	23 days	34 days
Net assets (mm)	$555.3	$483.3	$509.5

1  Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2  Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

13

UBS Select Institutional Funds

Statement of assets and liabilities
October 31, 2014 (unaudited)

	UBS Select Prime Institutional Fund	UBS Select Treasury Institutional Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund"), at value (cost—$3,932,029,621; $4,596,593,536 and $555,250,818, respectively, which approximates cost for federal income tax purposes)	$3,932,029,621	$4,596,593,536
Receivable from affiliate	—	17,810
Total assets	3,932,029,621	4,596,611,346
Liabilities:
Payable to affiliate	252,969	—
Dividends payable to shareholders	82,731	38,481
Total liabilities	335,700	38,481
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 3,931,681,174; 4,596,525,141 and 555,222,626 outstanding, respectively	3,931,681,174	4,596,525,141
Accumulated net realized gain	12,747	47,724
Net assets	$3,931,693,921	$4,596,572,865
Net asset value per share	$1.00	$1.00

See accompanying notes to financial statements
14

UBS Select Tax-Free Institutional Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund"), at value (cost—$3,932,029,621; $4,596,593,536 and $555,250,818, respectively, which approximates cost for federal income tax purposes)	$555,250,818
Receivable from affiliate	7,344
Total assets	555,258,162
Liabilities:
Payable to affiliate	—
Dividends payable to shareholders	4,763
Total liabilities	4,763
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 3,931,681,174; 4,596,525,141 and 555,222,626 outstanding, respectively	555,222,382
Accumulated net realized gain	31,017
Net assets	$555,253,399
Net asset value per share	$1.00

See accompanying notes to financial statements
15

UBS Select Institutional Funds

Statement of operations

For the six months ended October 31, 2014 (unaudited)

	UBS Select Prime Institutional Fund	UBS Select Treasury Institutional Fund
Investment income:
Interest income allocated from Master	$4,373,225	$1,392,647
Expenses allocated from Master	(2,155,378)	(2,279,410)
Expense waiver allocated from Master	—	1,114,942
Net investment income allocated from Master	2,217,847	228,179
Expenses:
Administration fees	1,696,033	1,793,475
Trustees' fees	28,066	30,070
	1,724,099	1,823,545
Fee waivers and/or Trustees' fees reimbursement by administrator	(1,180)	(1,823,305)
Net expenses	1,722,919	240
Net investment income	494,928	227,939
Net realized gain allocated from Master	12,497	25,070
Net increase in net assets resulting from operations	$507,425	$253,009

See accompanying notes to financial statements
16

UBS Select Tax-Free Institutional Fund
Investment income:
Interest income allocated from Master	$173,621
Expenses allocated from Master	(279,428)
Expense waiver allocated from Master	133,781
Net investment income allocated from Master	27,974
Expenses:
Administration fees	211,124
Trustees' fees	12,407
223,531
Fee waivers and/or Trustees' fees reimbursement by administrator	(223,526)
Net expenses	5
Net investment income	27,969
Net realized gain allocated from Master	20
Net increase in net assets resulting from operations	$27,989

See accompanying notes to financial statements
17

UBS Select Prime Institutional Fund

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
From operations:
Net investment income	$494,928	$1,631,721
Net realized gain	12,497	57,553
Net increase in net assets resulting from operations	507,425	1,689,274
Dividends and distributions to shareholders from:
Net investment income	(494,928)	(1,631,721)
Net realized gains	—	(65,870)
Total dividends and distributions to shareholders	(494,928)	(1,697,591)
Net decrease in net assets from beneficial interest transactions	(453,561,770)	(1,636,087,200)
Net decrease in net assets	(453,549,273)	(1,636,095,517)
Net assets:
Beginning of period	4,385,243,194	6,021,338,711
End of period	$3,931,693,921	$4,385,243,194
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
18

UBS Select Treasury Institutional Fund

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
From operations:
Net investment income	$227,939	$475,869
Net realized gain	25,070	40,879
Net increase in net assets resulting from operations	253,009	516,748
Dividends and distributions to shareholders from:
Net investment income	(227,939)	(475,869)
Net realized gains	—	(51,035)
Total dividends and distributions to shareholders	(227,939)	(526,904)
Net increase (decrease) in net assets from beneficial interest transactions	313,744,234	(69,081,230)
Net increase (decrease) in net assets	313,769,304	(69,091,386)
Net assets:
Beginning of period	4,282,803,561	4,351,894,947
End of period	$4,596,572,865	$4,282,803,561
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
19

UBS Select Tax-Free Institutional Fund

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
From operations:
Net investment income	$27,969	$51,778
Net realized gain	20	35,567
Net increase in net assets resulting from operations	27,989	87,345
Dividends and distributions to shareholders from:
Net investment income	(27,969)	(51,778)
Net realized gains	—	(38,097)
Total dividends and distributions to shareholders	(27,969)	(89,875)
Net increase (decrease) in net assets from beneficial interest transactions	71,942,073	(80,465,986)
Net increase (decrease) in net assets	71,942,093	(80,468,516)
Net assets:
Beginning of period	483,311,306	563,779,822
End of period	$555,253,399	$483,311,306
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
20

This page intentionally left blank.

21

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31,
2014 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000[1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]
Expenses after fee waivers[3]	0.18%[4]
Net investment income[3]	0.02%[4]
Supplemental data:
Net assets, end of period (000's)	$3,931,694

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.

4  Annualized.

See accompanying notes to financial statements
22

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.001	0.001	0.002	0.002
Dividends from net investment income	(0.000)[1]	(0.001)	(0.001)	(0.002)	(0.002)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
Total dividends and distributions	(0.000)[1]	(0.001)	(0.001)	(0.002)	(0.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.03%	0.11%	0.13%	0.17%	0.18%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.19%
Expenses after fee waivers[3]	0.18%	0.18%	0.17%	0.14%	0.18%
Net investment income[3]	0.03%	0.11%	0.12%	0.17%	0.19%
Supplemental data:
Net assets, end of period (000's)	$4,385,243	$6,021,339	$6,673,607	$9,864,015	$9,833,173

See accompanying notes to financial statements
23

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31,
2014 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000[1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers/Trustees' fees reimbursement[3]	0.18%[4]
Expenses after fee waivers/Trustees' fees reimbursement[3]	0.05%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000's)	$4,596,573

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.

4  Annualized.

See accompanying notes to financial statements
24

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.01%	0.01%	0.02%	0.04%
Ratios to average net assets:
Expenses before fee waivers/Trustees' fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.20%
Expenses after fee waivers/Trustees' fees reimbursement[3]	0.06%	0.14%	0.07%	0.17%	0.18%
Net investment income[3]	0.01%	0.01%	0.01%	0.02%	0.04%
Supplemental data:
Net assets, end of period (000's)	$4,282,804	$4,351,895	$4,613,731	$3,276,720	$4,734,438

See accompanying notes to financial statements
25

UBS Select Tax-Free Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31,
2014 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000[1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers/Trustees' fees reimbursement[3]	0.18%[4]
Expenses after fee waivers/Trustees' fees reimbursement[3]	0.05%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000's)	$555,253

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.

4  Annualized.

See accompanying notes to financial statements
26

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.02%	0.02%	0.02%	0.10%	0.11%
Ratios to average net assets:
Expenses before fee waivers/Trustees' fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.21%
Expenses after fee waivers/Trustees' fees reimbursement[3]	0.08%	0.15%	0.14%	0.18%	0.20%
Net investment income[3]	0.01%	0.01%	0.02%	0.10%	0.11%
Supplemental data:
Net assets, end of period (000's)	$483,311	$563,780	$763,318	$1,005,321	$1,293,683
See accompanying notes to financial statements
27

UBS Select Institutional Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Institutional Fund ("Prime Institutional Fund") (formerly UBS Select Money Market Fund), UBS Select Treasury Institutional Fund ("Treasury Institutional Fund") (formerly UBS Select Treasury Fund), and UBS Select Tax-Free Institutional Fund ("Tax-Free Institutional Fund") (each a "Fund", collectively, the "Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen operating series. The financial statements for the other series of the Trust are not included herein.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund (each a "Master Fund"), respectively, each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act. Each Fund has the same investment objective as the Master Fund in which it invests. Each Fund transferred assets to the corresponding Master Fund in exchange for ownership interests in the corresponding Master Fund. Tax-Free Institutional Fund commenced operations on August 28, 2007.

Tax-Free Institutional Fund also is a "feeder fund" that invests substantially all of its assets in a corresponding "master fund"—Tax-Free Master Fund (also a "Master Fund" and a series of Master Trust). The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of its corresponding Master Fund (27.75% for Prime Institutional Fund, 38.09% for Treasury Institutional Fund and 35.78% for Tax-Free Institutional Fund at October 31, 2014). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective

28

UBS Select Institutional Funds

Notes to financial statements (unaudited)

ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Funds' financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions.

29

UBS Select Institutional Funds

Notes to financial statements (unaudited)

Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds' Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust's board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund's average daily net assets. At October 31, 2014, Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund owed UBS Global AM $269,221, $309,878 and $38,729, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds' expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any

30

UBS Select Institutional Funds

Notes to financial statements (unaudited)

transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds' independent trustees, it is contractually obligated to reduce its fee by an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund's average daily net assets. At October 31, 2014, UBS Global AM's administration fees were reduced by $16,088, $17,832 and $7,347 for reimbursement of independent trustees fees for Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund, respectively.

UBS Global AM has undertaken to waive fees and/or reimburse trustees' fees in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2014, UBS Global AM owed Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund $164, $309,856 and $38,726, respectively, for fee waivers/trustees' fees reimbursements. For the six months ended October 31, 2014, UBS Global AM voluntarily waived $1,180, $1,823,305 and $223,526 for Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund, respectively, for that purpose; such amounts are not subject to future recoupment.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Prime Institutional Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Shares sold	5,373,574,819	18,731,568,975
Shares repurchased	(5,827,591,982)	(20,369,233,847)
Dividends reinvested	455,393	1,577,672
Net decrease in shares outstanding	(453,561,770)	(1,636,087,200)

31

UBS Select Institutional Funds

Notes to financial statements (unaudited)

Treasury Institutional Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Shares sold	4,640,838,521	10,949,241,943
Shares repurchased	(4,327,306,704)	(11,018,807,207)
Dividends reinvested	212,417	484,034
Net increase (decrease) in shares outstanding	313,744,234	(69,081,230)
Tax-Free Institutional Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Shares sold	336,621,478	562,325,273
Shares repurchased	(264,705,667)	(642,883,253)
Dividends reinvested	26,262	91,994
Net increase (decrease) in shares outstanding	71,942,073	(80,465,986)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Institutional Fund and Treasury Institutional Fund during the six months ended October 31, 2014 and the fiscal year ended April 30, 2014, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund will be determined at the end of the Fund's fiscal year ending April 30, 2015. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund during the fiscal year ended April 30, 2014 was 57.61% tax-exempt income and 42.39% long-term capital gain.

32

UBS Select Institutional Funds

Notes to financial statements (unaudited)

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined at the end of the Funds' fiscal year ending April 30, 2015.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2014, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2014, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Funds and expects to update shareholders further in advance of the October 2016 deadline.

33

UBS Select Institutional Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' and Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' and Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund's portfolio holdings; and (b) information regarding each Master Fund's weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/moneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests) is available on a weekly basis at the Web address noted in the Funds' prospectus. Investors also may find additional information about the Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund's (and corresponding Master Fund's) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

34

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
US government and agency obligations—4.55%
Federal Home Loan Bank
0.125%, due 06/02/15	$100,000,000	$99,976,722
0.170%, due 09/08/15[1]	150,000,000	149,779,708
0.190%, due 10/22/15	100,000,000	99,987,691
Federal Home Loan Mortgage Corp.*
0.145%, due 01/26/15[1]	150,000,000	149,948,042
US Treasury Notes
0.375%, due 11/15/15	145,000,000	145,334,537
Total US government and agency obligations (cost—$645,026,700)		645,026,700
Time deposits—13.62%
Banking-non-US—13.62%
Credit Agricole Corporate & Investment Bank
0.070%, due 11/03/14	680,000,000	680,000,000
DnB NOR Bank ASA
0.050%, due 11/03/14	250,000,000	250,000,000
Natixis
0.050%, due 11/03/14	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB
0.050%, due 11/03/14	300,000,000	300,000,000
Svenska Handelsbanken
0.040%, due 11/03/14	500,000,000	500,000,000
Total time deposits (cost—$1,930,000,000)		1,930,000,000
Certificates of deposit—27.63%
Banking-non-US—25.02%
Bank of Montreal
0.233%, due 11/10/14[2]	133,000,000	133,015,494
0.220%, due 04/09/15	150,000,000	150,000,000
Bank of Nova Scotia
0.287%, due 11/19/14[2]	232,000,000	232,000,000
0.333%, due 01/30/15[2]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.190%, due 12/22/14	150,000,000	150,000,000
BNP Paribas SA
0.060%, due 11/06/14	300,000,000	300,000,000

35

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Canadian Imperial Bank of Commerce
0.240%, due 11/03/14[2]	$40,000,000	$40,000,000
Credit Industriel et Commercial
0.120%, due 11/05/14	177,000,000	177,000,000
0.120%, due 11/06/14	175,000,000	175,000,000
KBC Bank NV
0.120%, due 11/03/14	400,000,000	400,000,000
Mizuho Bank Ltd.
0.210%, due 12/19/14	122,000,000	122,000,000
National Australia Bank Ltd.
0.231%, due 01/06/15[2]	173,000,000	173,000,000
Natixis
0.222%, due 11/03/14[2]	204,000,000	204,000,000
0.222%, due 11/04/14[2]	150,000,000	150,000,000
Nordea Bank Finland PLC
0.290%, due 11/20/14	171,000,000	171,000,000
Rabobank Nederland NV
0.279%, due 01/12/15[2]	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.
0.200%, due 11/10/14	150,000,000	150,000,000
Swedbank AB
0.090%, due 11/04/14	325,000,000	325,000,000
0.080%, due 11/05/14	78,000,000	78,000,000
Toronto-Dominion Bank
0.230%, due 02/24/15	128,000,000	128,000,000
		3,545,015,494
Banking-US—2.61%
Branch Banking & Trust Co.
0.100%, due 11/03/14	57,000,000	57,000,000
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	173,000,000	173,000,000
0.320%, due 10/28/15	139,500,000	139,500,000
		369,500,000
Total certificates of deposit (cost—$3,914,515,494)		3,914,515,494

36

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—36.97%
Asset backed-miscellaneous—14.73%
Antalis US Funding Corp.
0.090%, due 11/04/14	$66,100,000	$66,099,504
0.160%, due 11/12/14	56,050,000	56,047,260
Atlantic Asset Securitization LLC
0.183%, due 11/12/14[2]	250,000,000	250,000,000
0.182%, due 11/24/14[2]	150,000,000	150,000,000
Barton Capital LLC
0.183%, due 11/12/14[2]	250,000,000	250,000,000
0.183%, due 11/24/14[2]	150,000,000	150,000,000
Liberty Street Funding LLC
0.180%, due 12/03/14	78,000,000	77,987,520
LMA Americas LLC
0.090%, due 11/05/14	125,000,000	124,998,750
0.203%, due 11/10/14[2]	97,000,000	97,000,000
Old Line Funding LLC
0.190%, due 12/16/14	53,000,000	52,987,412
0.230%, due 01/06/15	162,000,000	161,931,690
0.225%, due 01/13/15	100,000,000	99,954,375
0.225%, due 01/15/15	50,000,000	49,976,563
Thunder Bay Funding LLC
0.190%, due 02/17/15	28,000,000	27,984,040
Versailles Commercial Paper LLC
0.192%, due 11/03/14[2]	100,000,000	100,000,000
0.193%, due 11/10/14[2]	50,000,000	50,000,000
0.207%, due 11/20/14[2]	70,000,000	70,000,000
0.204%, due 11/26/14[2]	150,000,000	150,000,000
Victory Receivables Corp.
0.140%, due 11/12/14	102,000,000	101,995,637
		2,086,962,751
Banking-non-US—12.23%
Australia & New Zealand Banking Group Ltd.
0.207%, due 11/18/14[2]	100,000,000	100,000,000

37

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Banking-non-US—(concluded)
Commonwealth Bank of Australia
0.233%, due 11/07/14[2]	$150,000,000	$150,000,000
Erste Abwicklungsanstalt
0.170%, due 02/23/15	100,000,000	99,946,167
Mitsubishi UFJ Trust & Banking Corp.
0.210%, due 12/01/14	150,000,000	149,973,806
0.190%, due 01/12/15	100,000,000	99,961,944
Natixis
0.100%, due 11/05/14	40,000,000	39,999,556
NRW Bank
0.050%, due 11/07/14	200,000,000	199,998,333
Oversea-Chinese Banking Corp. Ltd.
0.250%, due 11/14/14	75,000,000	74,993,229
Skandinaviska Enskilda Banken AB
0.250%, due 04/08/15	125,000,000	124,862,847
Sumitomo Mitsui Banking Corp.
0.200%, due 01/07/15	250,000,000	249,906,944
United Overseas Bank Ltd.
0.180%, due 12/08/14	35,600,000	35,593,414
Westpac Banking Corp.
0.223%, due 11/10/14[2]	87,000,000	87,000,000
0.227%, due 11/19/14[2]	60,000,000	60,003,793
0.360%, due 09/24/15	45,500,000	45,351,215
Westpac Securities NZ Ltd.
0.200%, due 01/07/15	80,000,000	79,970,222
0.210%, due 01/07/15	135,000,000	134,947,238
		1,732,508,708
Banking-US—4.73%
Bedford Row Funding Corp.
0.180%, due 02/12/15	85,000,000	84,956,225
0.200%, due 03/04/15	100,000,000	99,931,667
Fortis Funding LLC
0.040%, due 11/03/14	185,000,000	184,999,589

38

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-US—(concluded)
National Australia Funding Delaware, Inc.
0.200%, due 01/14/15	$150,000,000	$149,938,333
Rabobank USA Financial Corp.
0.210%, due 01/15/15	150,000,000	149,934,375
		669,760,189
Energy-integrated—4.57%
CNPC Finance HK Ltd.
0.350%, due 11/03/14	100,000,000	99,997,917
0.400%, due 11/10/14	150,000,000	149,985,097
0.360%, due 11/18/14	50,000,000	49,991,500
0.430%, due 12/08/14	21,500,000	21,490,498
0.430%, due 12/22/14	50,000,000	49,969,583
Sinopec Century Bright Capital Investment Ltd.
0.400%, due 11/10/14	105,000,000	104,989,500
0.400%, due 11/13/14	30,000,000	29,996,000
0.400%, due 01/05/15	142,000,000	141,897,445
		648,317,540
Finance-non-captive diversified—0.71%
General Electric Capital Corp.
0.210%, due 03/04/15	101,000,000	100,927,532
Total commercial paper (cost—$5,238,476,720)		5,238,476,720
Non-US government agency—0.81%
Export Development Canada
0.150%, due 11/03/14[2,3] (cost—$115,000,000)	115,000,000	115,000,000
Short-term corporate obligations—7.84%
Banking-non-US—5.22%
Australia & New Zealand Banking Group Ltd.
1.385%, due 12/12/14[2,3]	25,000,000	25,109,134
Barclays Bank PLC
0.484%, due 11/15/14[2,4]	225,000,000	225,000,000
0.484%, due 12/15/14[2,4]	125,000,000	125,000,000

39

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Short-term corporate obligations—(concluded)
Banking-non-US—(concluded)
Royal Bank of Canada
0.322%, due 01/07/15[2,3]	$175,000,000	$175,000,000
Svenska Handelsbanken AB
0.322%, due 11/28/14[2,3]	190,000,000	190,000,000
		740,109,134
Banking-US—1.24%
Wells Fargo Bank N.A.
0.324%, due 12/15/14[2]	50,000,000	50,000,000
0.373%, due 12/22/14[2]	125,000,000	125,000,000
		175,000,000
Supranationals—1.38%
Inter-American Development Bank
0.190%, due 11/03/14[2]	75,000,000	75,016,287
International Bank for Reconstruction & Development
0.140%, due 11/03/14[2]	120,000,000	120,000,000
		195,016,287
Total short-term corporate obligations (cost—$1,110,125,421)		1,110,125,421
Repurchase agreements—7.68%
Repurchase agreement dated 10/31/14 with Federal Reserve Bank of New York, 0.050% due 11/03/14, collateralized by $291,935,500 US Treasury Bond, 3.125% due 02/15/42; (value—$300,001,305); proceeds: $300,001,250	300,000,000	300,000,000
Repurchase agreement dated 10/31/14 with Goldman Sachs & Co., 0.080% due 11/03/14, collateralized by $7,215,000 Federal Home Loan Bank obligations, 1.300% due 08/11/16, $1,460,835 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.000% due 11/20/14 to 12/10/18, $30,804,000 Federal National Mortgage Association obligations, zero coupon to 5.000% due 02/26/15 to 04/27/17 and $7,400,000 Tennessee Valley Authority, 4.625% to 4.875% due 01/15/48 to 09/15/60; (value—$48,348,001); proceeds: $47,400,316	47,400,000	47,400,000

40

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/20/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.450% due 11/07/14, collateralized by $846,856,151 various asset-backed convertible bonds, zero coupon to 10.500% due 05/01/15 to 05/15/52; (value—$106,769,121); proceeds: $100,022,500[5]	$100,000,000	$100,000,000
Repurchase agreement dated 10/20/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.550% due 12/05/14, collateralized by $3,072,559,274 various asset-backed convertible bonds, zero coupon to 36.396% due 08/08/16 to 09/25/57; (value—$347,513,680); proceeds: $325,228,403[4,5]	325,000,000	325,000,000
Repurchase agreement dated 10/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.080% due 11/06/14, collateralized by $492,010,520 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 05/15/23 to 01/15/43, $562,789,677 Federal National Mortgage Association obligations, 4.500% to 10.500% due 03/25/19 to 01/01/41 and $152,795,541 Government National Mortgage Association obligations, 3.500% due 10/20/44; (value—$255,000,000); proceeds: $250,003,889	250,000,000	250,000,000
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $230,000 Federal Home Loan Mortgage Corp. obligations, 2.000% due 11/02/22; (value—$217,733); proceeds: $209,000	209,000	209,000

41

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/14 with Toronto-Dominion Bank, 0.100% due 11/03/14, collateralized by $11,450,998 Federal Home Loan Mortgage Corp. obligations, 3.000% due 01/01/43 and $56,333,935 Federal National Mortgage Association obligations, 2.500% to 4.500% due 11/01/27 to 08/01/44; (value—$66,300,001); proceeds: $65,000,542	$65,000,000	$65,000,000
Total repurchase agreements (cost—$1,087,609,000)		1,087,609,000
Total investments (cost—$14,040,753,335 which approximates cost for federal income tax purposes)—99.10%		14,040,753,335
Other assets in excess of liabilities—0.90%		127,463,624
Net assets—100.00%		$14,168,216,959

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$645,026,700	$—	$645,026,700
Time deposits	—	1,930,000,000	—	1,930,000,000
Certificates of deposit	—	3,914,515,494	—	3,914,515,494
Commercial paper	—	5,238,476,720	—	5,238,476,720
Non-US government agency	—	115,000,000	—	115,000,000
Short-term corporate obligations	—	1,110,125,421	—	1,110,125,421
Repurchase agreements	—	1,087,609,000	—	1,087,609,000
Total	$—	$14,040,753,335	$—	$14,040,753,335

At October 31, 2014, there were no transfers between Level 1 and Level 2.

42

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	38.0%
Sweden	10.8
France	8.9
Canada	7.9
United Kingdom	7.3
Japan	6.6
Australia	6.1
China	4.6
Belgium	2.8
Germany	2.1
Norway	1.8
Finland	1.2
Netherlands	1.1
Singapore	0.8
Total	100.0%

Portfolio footnotes

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1  Rates shown are the discount rates at date of purchase.

2  Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.57% of net assets as of October 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4  Illiquid investment as of October 31, 2014.

5  Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2014.

See accompanying notes to financial statements
43

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
US government obligations—18.82%
US Treasury Bills[1]
0.010%, due 01/02/15	$250,000,000	$249,995,695
0.023%, due 04/02/15	250,000,000	249,976,250
0.025%, due 01/15/15	275,000,000	274,985,677
0.111%, due 08/20/15	200,000,000	199,820,744
US Treasury Notes
0.073%, due 11/03/14[2]	300,000,000	300,027,311
0.250%, due 01/15/15	135,000,000	135,020,088
0.250%, due 02/15/15	200,000,000	200,123,492
0.375%, due 11/15/15	280,000,000	280,646,003
4.250%, due 11/15/14	380,000,000	380,596,336
Total US government obligations (cost—$2,271,191,596)		2,271,191,596
Repurchase agreements—76.53%
Repurchase agreement dated 10/30/14 with Barclays Capital, Inc., 0.050% due 11/06/14, collateralized by $602,929,900 US Treasury Inflation Index Note, 1.250% due 07/15/20, $1,149,000 US Treasury Bond Principal Strip, zero coupon due 11/15/26 and $18,898,885 US Treasury Bonds Strips, zero coupon due 11/15/31 to 05/15/44; (value—$714,000,108); proceeds: $700,006,806	700,000,000	700,000,000
Repurchase agreement dated 10/31/14 with Barclays Capital, Inc., 0.080% due 11/03/14, collateralized by $61,449,700 US Treasury Note, 1.500% due 10/31/19; (value—$61,200,091); proceeds: $60,000,400	60,000,000	60,000,000
Repurchase agreement dated 10/31/14 with BNP Paribas Securities Corp., 0.100% due 11/03/14, collateralized by $9,607,900 US Treasury Inflation Indexed Bond, 2.375% due 01/15/27 and $36,584,000 US Treasury Note, 2.250% due 03/31/21; (value—$51,080,106); proceeds: $50,000,417	50,000,000	50,000,000

44

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/14 with Federal Reserve Bank of New York, 0.050% due 11/03/14, collateralized by $5,301,367,200 US Treasury Note, 2.500% due 08/15/23; (value—$5,450,022,722); proceeds: $5,450,022,708	$5,450,000,000	$5,450,000,000
Repurchase agreement dated 10/14/14 with Goldman Sachs & Co., 0.050% due 11/07/14, collateralized by $412,766,700 US Treasury Bonds, 4.250% to 7.500% due 11/15/16 to 11/15/40, $14,205,300 US Treasury Inflation Indexed Bond, 2.500% due 01/15/29, $3,212,300 US Treasury Inflation Index Note, 0.125% due 04/15/18, $425,437,101 US Treasury Notes, 0.250% to 4.250% due 11/15/14 to 08/31/20 and $50,811,600 US Treasury Bond Principal Strip, 4.250% due 05/15/39; (value—$1,020,000,102); proceeds: $1,000,047,222[3]	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/14 with Goldman Sachs & Co., 0.030% due 11/03/14, collateralized by $56,928,300 US Treasury Inflation Index Note, 2.000% due 01/15/16; (value—$70,890,044); proceeds: $69,500,174	69,500,000	69,500,000
Repurchase agreement dated 10/28/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 11/04/14, collateralized by $201,602,600 US Treasury Note, 1.875% due 06/30/20; (value—$204,000,055); proceeds: $200,002,333	200,000,000	200,000,000
Repurchase agreement dated 10/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/06/14, collateralized by $919,461,700 US Treasury Notes, 0.875% to 3.125% due 05/15/17 to 10/31/21, $140,000 US Treasury Bond Principal Strip, zero coupon due 05/15/30 and $2,424,544 US Treasury Bonds Strips, zero coupon due 11/15/18 to 05/15/44; (value—$918,000,036); proceeds: $900,012,250	900,000,000	900,000,000

45

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.080% due 11/03/14, collateralized by $55,518,000 US Treasury Notes, 1.375% to 2.500% due 12/31/18 to 08/15/23; (value—$56,100,033); proceeds: $55,000,367	$55,000,000	$55,000,000
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $525,000 US Treasury Note, 1.625% due 06/30/19; (value—$529,656); proceeds: $519,000	519,000	519,000
Repurchase agreement dated 10/30/14 with
Toronto-Dominion Bank, 0.070% due 11/06/14,
collateralized by $40,005,500 US Treasury Bills,
zero coupon due 11/06/14 to 09/17/15,
$37,536,100 US Treasury Bonds, 2.750% to
11.250% due 02/15/15 to 08/15/44, $60,162,900
US Treasury Inflation Indexed Bonds, 0.750% to
3.875% due 01/15/25 to 02/15/44, $190,217,500
US Treasury Inflation Index Notes, 0.125% to
2.000% due 01/15/15 to 07/15/24, $193,414,056
US Treasury Notes, 0.055% to 5.125%
due 11/15/14 to 05/15/24, $404,174,000
US Treasury Bonds Principal Strips,
zero coupon due 11/15/39 to 02/15/44 and
$23,200,000 US Treasury Bonds Strips,
zero coupon due 05/15/28 to 08/15/33;
(value—$765,000,044);
proceeds: $750,010,208	750,000,000	750,000,000
Total repurchase agreements (cost—$9,235,019,000)		9,235,019,000
Total investments (cost—$11,506,210,596 which approximates cost for federal income tax purposes)—95.35%		11,506,210,596
Other assets in excess of liabilities—4.65%		560,734,904
Net assets—100.00%		$12,066,945,500

46

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$2,271,191,596	$—	$2,271,191,596
Repurchase agreements	—	9,235,019,000	—	9,235,019,000
Total	$—	$11,506,210,596	$—	$11,506,210,596

At October 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1  Rates shown are the discount rates at date of purchase.

2  Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3  Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

See accompanying notes to financial statements
47

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—87.81%
Alabama—0.62%
University of Alabama Revenue (University Hospital), Series C, 0.050%, VRD	$9,600,000	$9,600,000
Alaska—2.27%
Alaska International Airports Revenue Refunding (System), Series A, 0.050%, VRD	7,000,000	7,000,000
Alaska State Bond Anticipation Notes, 1.000%, due 03/23/15	20,000,000	20,067,597
Borough of North Slope, Series A, 2.000%, due 06/30/15	8,000,000	8,099,188
		35,166,785
Arizona—0.69%
AK-Chin Indian Community Revenue, 0.070%, VRD	6,700,000	6,700,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.- Irvington Project), 0.070%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.070%, VRD[1,2]	3,750,000	3,750,000
		10,750,000
California—5.88%
California State Revenue Anticipation Notes, 1.500%, due 06/22/15	20,000,000	20,176,635
California Statewide Communities Development Authority Revenue (University of San Diego), 0.050%, VRD	1,870,000	1,870,000
County of Riverside Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	2,000,000	2,018,260
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.040%, VRD	3,200,000	3,200,000
Los Angeles County Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	4,000,000	4,036,388

48

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Los Angeles Water and Power Revenue, Subseries B-5, 0.050%, VRD	$5,400,000	$5,400,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.030%, VRD	4,375,000	4,375,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured), 0.050%, VRD	3,300,000	3,300,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.040%, VRD	14,700,000	14,700,000
Series B, 0.040%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.040%, VRD	5,810,000	5,810,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.040%, VRD	5,000,000	5,000,000
Series C, 0.040%, VRD	6,400,000	6,400,000
Torrance Revenue (Torrance Memorial Medical Center), Series B, 0.030%, VRD	5,000,000	5,000,000
		91,286,283
Colorado—3.74%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-6, 0.070%, VRD	1,915,000	1,915,000
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 1.000%, due 06/29/15	20,000,000	20,116,905
Colorado State General Fund Tax and Revenue Anticipation Notes, Series A, 2.000%, due 06/26/15	10,000,000	10,121,786

49

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Denver City & County Certificates of Participation Refunding, Series A1, 0.070%, VRD	$24,445,000	$24,445,000
Series A3, 0.070%, VRD	1,425,000	1,425,000
		58,023,691
District of Columbia—3.09%
District of Columbia Multimodal University Revenue (American University), 0.050%, VRD	8,200,000	8,200,000
District of Columbia Revenue (German Marshall Fund of the United States), 0.050%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.030%, VRD	10,300,000	10,300,000
Subseries B-2, 0.050%, VRD	8,500,000	8,500,000
Metropolitan Washington, Airport Authority Airport System Revenue, Subseries D-2, 0.070%, VRD	16,990,000	16,990,000
		47,990,000
Florida—4.18%
Gainesville Utilities System Revenue, Series A, 0.050%, VRD	2,470,000	2,470,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.080%, VRD	35,625,000	35,625,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.060%, VRD	20,900,000	20,900,000
Subseries B-1, 0.060%, VRD	5,840,000	5,840,000
		64,835,000

50

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—1.05%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.050%, VRD	$9,050,000	$9,050,000
Series B-2, 0.040%, VRD	7,200,000	7,200,000
		16,250,000
Idaho—1.37%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/15	21,000,000	21,262,129
Illinois—10.90%
City of Chicago, Series D-1, 0.080%, VRD	21,940,000	21,940,000
Series D-2, 0.080%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.060%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.060%, VRD	17,700,000	17,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.050%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.050%, VRD	14,100,000	14,100,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.060%, VRD	7,200,000	7,200,000
Illinois State Educational Facilities Authority (University of Chicago), Series B-3, 0.160%, VRD	10,000,000	10,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.070%, VRD	3,600,000	3,600,000

51

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.050%, VRD	$5,000,000	$5,000,000
Series A-2D, 0.050%, VRD	17,200,000	17,200,000
Illinois State, Series B-5, 0.050%, VRD	27,700,000	27,700,000
Series B-6, 0.050%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.060%, VRD	4,060,000	4,060,000
		169,100,000
Indiana—4.22%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.040%, VRD	10,900,000	10,900,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.070%, VRD	15,150,000	15,150,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.040%, VRD	11,400,000	11,400,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.060%, VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.040%, VRD	17,120,000	17,120,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.050%, VRD	2,600,000	2,600,000
		65,470,000

52

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.16%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project), 0.070%, VRD	$2,485,000	$2,485,000
Kansas—0.50%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.050%, VRD	7,700,000	7,700,000
Kentucky—0.17%
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.060%, VRD	2,560,000	2,560,000
Louisiana—1.53%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.060%, VRD	15,900,000	15,900,000
Series B, 0.060%, VRD	400,000	400,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.060%, VRD	1,000,000	1,000,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.040%, VRD	6,500,000	6,500,000
		23,800,000
Maryland—1.17%
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.040%, VRD	2,000,000	2,000,000
Series B, 0.050%, VRD	5,200,000	5,200,000
Series B-2, 0.050%, VRD	11,000,000	11,000,000
		18,200,000

53

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—3.38%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College), 0.050%, VRD	$1,053,000	$1,053,000
0.050%, VRD	1,996,000	1,996,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585), 0.050%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.060%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan Program), Series N, 0.060%, VRD	1,980,000	1,980,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.060%, VRD	24,500,000	24,500,000
Massachusetts State Revenue Anticipation Notes, Series A, 1.500%, due 04/23/15	10,000,000	10,066,753
		52,390,753
Michigan—0.88%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.070%, VRD	3,900,000	3,900,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.040%, VRD	9,700,000	9,700,000
		13,600,000
Minnesota—1.03%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.060%, VRD	8,165,000	8,165,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.050%, VRD	6,000,000	6,000,000
Series B, 0.050%, VRD	1,850,000	1,850,000
		16,015,000

54

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—0.63%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series G, 0.070%, VRD	$4,000,000	$4,000,000
Series I, 0.070%, VRD	1,000,000	1,000,000
Series K, 0.070%, VRD	3,000,000	3,000,000
Series L, 0.080%, VRD	1,800,000	1,800,000
		9,800,000
Missouri—1.26%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.040%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.060%, VRD	3,760,000	3,760,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.080%, VRD	1,200,000	1,200,000
Series B, 0.070%, VRD	2,500,000	2,500,000
Series C, 0.070%, VRD	8,600,000	8,600,000
0.070%, VRD	300,000	300,000
		19,560,000
Nebraska—0.57%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.060%, VRD	8,845,000	8,845,000

55

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Hampshire—1.41%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.040%, VRD	$21,880,000	$21,880,000
New York—8.59%
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.050%, VRD	9,360,000	9,360,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.040%, VRD	11,475,000	11,475,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.040%, VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.080%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.060%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.040%, VRD	1,450,000	1,450,000
Series BB-5, 0.060%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.070%, VRD	9,645,000	9,645,000
Series B-4, 0.060%, VRD	550,000	550,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.060%, VRD	13,200,000	13,200,000

56

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City, Series F, Subseries F-3, 0.060%, VRD	$1,800,000	$1,800,000
Subseries L-3, 0.060%, VRD	2,800,000	2,800,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.050%, VRD	3,285,000	3,285,000
New York State Dormitory Authority Revenue (Wagner College), 0.040%, VRD	2,665,000	2,665,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.050%, VRD	1,950,000	1,950,000
Series A-2, 0.050%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.060%, VRD	7,000,000	7,000,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.040%, VRD	8,470,000	8,470,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series B, 0.040%, VRD	1,625,000	1,625,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured), 0.050%, VRD	6,900,000	6,900,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.070%, VRD	2,875,000	2,875,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.040%, VRD	3,870,000	3,870,000
Series B-2C, 0.060%, VRD	5,315,000	5,315,000
		133,335,000

57

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—5.97%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.050%, VRD	$41,315,000	$41,315,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.050%, VRD	2,200,000	2,200,000
Series H, 0.070%, VRD	26,185,000	26,185,000
Guilford County, Series B, 0.050%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.060%, VRD	2,115,000	2,115,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.030%, VRD	3,410,000	3,410,000
North Carolina State Obligation Refunding, Series B, 4.000%, due 11/01/14	4,000,000	4,000,000
North Carolina State Obligation Refunding, Series E, 5.000%, due 05/01/15	10,000,000	10,243,883
University of North Carolina Chapel Hill Revenue, Series B, 0.070%, VRD	1,300,000	1,300,000
		92,623,883
Ohio—5.62%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.050%, VRD	28,855,000	28,855,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.060%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.030%, VRD	29,000,000	29,000,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A, 0.050%, VRD	10,800,000	10,800,000

58

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A, 0.050%, VRD	$1,895,000	$1,895,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.040%, VRD	8,000,000	8,000,000
Ohio State (Common Schools), Series B, 0.030%, VRD	2,015,000	2,015,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.060%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E, 0.030%, VRD	1,000,000	1,000,000
		87,210,000
Oregon—1.50%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.040%, VRD	7,700,000	7,700,000
Oregon Health & Science University Revenue, Series C, 0.060%, VRD	4,495,000	4,495,000
Oregon State Tax Anticipation Notes, Series A, 2.000%, due 06/15/15	11,000,000	11,127,801
		23,322,801
Pennsylvania—4.29%
Allegheny County Industrial Development Authority Health Care Facility (Longwood Oakmount, Inc.), 0.070%, VRD	15,685,000	15,685,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.050%, VRD	2,945,000	2,945,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C, 0.050%, VRD	12,465,000	12,465,000
Pennsylvania Higher Educational Facilities Authority College & University Revenue (St. Joseph's University), Series A, 0.050%, VRD	2,000,000	2,000,000

59

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.050%, VRD	$5,325,000	$5,325,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.050%, VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.050%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.030%, VRD	3,370,000	3,370,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.060%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.060%, VRD	5,255,000	5,255,000
		66,585,000
Rhode Island—0.19%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.050%, VRD	3,000,000	3,000,000
Tennessee—0.28%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.040%, VRD	4,370,000	4,370,000
Texas—5.83%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.050%, VRD[1,2]	7,750,000	7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.070%, VRD	10,500,000	10,500,000
Subseries C-2, 0.070%, VRD	5,700,000	5,700,000

60

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.070%, VRD	$6,965,000	$6,965,000
Series A-2, 0.070%, VRD	2,880,000	2,880,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.050%, VRD	4,785,000	4,785,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), Series A, 0.070%, VRD	5,450,000	5,450,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.050%, VRD	6,100,000	6,100,000
Texas (JP Morgan PUTTERs, Series 3238), 0.060%, VRD[1,2]	2,165,000	2,165,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.060%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, 1.500%, due 08/31/15	22,000,000	22,249,030
University of Texas University Revenues (Financing Systems), Series B, 0.030%, VRD	10,000,000	10,000,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.030%, VRD	2,600,000	2,600,000
		90,474,030
Utah—1.42%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.070%, VRD	22,075,000	22,075,000

61

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Virginia—1.10%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.050%, VRD	$10,700,000	$10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.040%, VRD	3,310,000	3,310,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series F, 0.040%, VRD	3,000,000	3,000,000
		17,010,000
Washington—2.14%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.060%, VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A, 0.050%, VRD	20,475,000	20,475,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.050%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.050%, VRD	3,750,000	3,750,000
		33,120,000
Wisconsin—0.13%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 0.050%, VRD	2,000,000	2,000,000
Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.070%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,362,495,355)		1,362,495,355

62

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—12.12%
California—0.39%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.120%, due 01/07/15	$6,000,000	$6,000,000
Connecticut—0.64%
Yale University, 0.070%, due 11/07/14	10,000,000	10,000,000
Illinois—0.68%
Illinois Educational Facilities Authority Revenue, 0.070%, due 12/04/14	10,615,000	10,615,000
Maryland—2.25%
Johns Hopkins University, 0.080%, due 02/05/15	6,900,000	6,900,000
Montgomery County, 0.070%, due 11/05/14	12,000,000	12,000,000
0.060%, due 12/04/14	8,000,000	8,000,000
0.070%, due 12/04/14	8,000,000	8,000,000
		34,900,000
Minnesota—1.93%
Mayo Clinic, 0.080%, due 12/02/14	10,000,000	10,000,000
0.080%, due 12/08/14	20,000,000	20,000,000
		30,000,000
Missouri—0.75%
University of Missouri, 0.040%, due 11/04/14	11,583,000	11,583,000
Tennessee—1.09%
Vanderbilt University, 0.120%, due 11/04/14	8,000,000	8,000,000
0.120%, due 12/16/14	9,000,000	9,000,000
		17,000,000
Texas—1.68%
Dallas Area Rapid Transit, 0.100%, due 02/05/15	4,000,000	4,000,000
0.100%, due 02/05/15	6,000,000	6,000,000
0.070%, due 02/12/15	4,000,000	4,000,000

63

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
University of Texas, 0.050%, due 11/17/14	$12,000,000	$12,000,000
		26,000,000
Virginia—1.74%
University of Virginia, 0.080%, due 12/04/14	7,000,000	7,000,000
0.080%, due 12/09/14	10,000,000	10,000,000
0.080%, due 02/04/15	10,000,000	10,000,000
		27,000,000
Washington—0.97%
University of Washington, 0.110%, due 12/04/14	10,000,000	10,000,000
0.110%, due 12/05/14	5,000,000	5,000,000
		15,000,000
Total tax-exempt commercial paper (cost—$188,098,000)		188,098,000
Total investments (cost—$1,550,593,355 which approximates cost for federal income tax purposes)—99.93%		1,550,593,355
Other assets in excess of liabilities—0.07%		1,032,377
Net assets—100.00%		$1,551,625,732

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Fund's investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,362,495,355	$—	$1,362,495,355
Tax-exempt commercial paper	—	188,098,000	—	188,098,000
Total	$—	$1,550,593,355	$—	$1,550,593,355

At October 31, 2014, there were no transfers between Level 1 and Level 2.

64

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Portfolio footnotes

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.43% of net assets as of October 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2  The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM  Assured Guaranty Municipal Corporation

FGIC  Financial Guaranty Insurance Company

FNMA  Federal National Mortgage Association

PUTTERs  Puttable Tax-Exempt Receipts

ROCS  Reset Option Certificates

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2014 and reset periodically.

See accompanying notes to financial statements
65

Master Trust

Understanding a Master Fund's expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related "feeder funds" should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds' expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor's ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2014 to October 31, 2014.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

66

Master Trust

Understanding a Master Fund's expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

67

Master Trust

Understanding a Master Fund's expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2014	Ending account value October 31, 2014	Expenses paid during period[1] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2014	Ending account value October 31, 2014	Expenses paid during period[1] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

Tax-Free Master Fund

	Beginning account value May 1, 2014	Ending account value October 31, 2014	Expenses paid during period[1] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

1  Expenses are equal to the Master Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

68

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	10/31/14	04/30/14	10/31/13
Weighted average maturity[1]	43 days	35 days	41 days
Net assets (bln)	$14.2	$15.8	$17.5
Portfolio composition[2]	10/31/14	04/30/14	10/31/13
Commercial paper	37.0%	35.2%	44.8%
Certificates of deposit	27.6	24.6	16.8
Time deposits	13.6	13.8	14.0
Repurchase agreements	7.7	13.6	13.3
Short-term corporate obligations	7.8	7.1	5.1
US government and agency obligations	4.6	5.0	6.0
Non-US government obligation	0.8	0.7	—
Other assets less liabilities	0.9	0.0[3]	0.0[3]
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

3  Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

69

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	10/31/14	04/30/14	10/31/13
Weighted average maturity[1]	28 days	27 days	48 days
Net assets (bln)	$12.1	$12.5	$12.9
Portfolio composition[2]	10/31/14	04/30/14	10/31/13
Repurchase agreements	76.5%	72.4%	62.1%
US government obligations	18.8	25.1	36.5
Other assets less liabilities	4.7	2.5	1.4
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

70

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	10/31/14	04/30/14	10/31/13
Weighted average maturity[1]	33 days	23 days	34 days
Net assets (bln)	$1.6	$1.4	$1.6
Portfolio composition[2]	10/31/14	04/30/14	10/31/13
Municipal bonds and notes	87.8%	84.2%	85.1%
Tax-exempt commercial paper	12.1	15.7	14.8
Other assets less liabilities	0.1	0.1	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

71

Master Trust

Statement of operations
For the six months ended October 31, 2014 (unaudited)

	Prime Master Fund	Treasury Master Fund
Investment income:
Interest	$15,602,367	$3,626,926
Expenses:
Investment advisory and administration fees	7,630,024	5,863,070
Trustees' fees	62,513	55,977
	7,692,537	5,919,047
Fee waivers by investment advisor	—	(2,884,625)
Net expenses	7,692,537	3,034,422
Net investment income	7,909,830	592,504
Net realized gain	45,686	64,847
Net increase in net assets resulting from operations	$7,955,516	$657,351

See accompanying notes to financial statements
72

Tax-Free Master Fund
Investment income:
Interest	$488,105
Expenses:
Investment advisory and administration fees	767,579
Trustees' fees	16,751
784,330
Fee waivers by investment advisor	(374,747)
Net expenses	409,583
Net investment income	78,522
Net realized gain	55
Net increase in net assets resulting from operations	$78,577

See accompanying notes to financial statements
73

Master Trust

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
Prime Master Fund
From operations:
Net investment income	$7,909,830	$20,089,113
Net realized gain	45,686	199,522
Net increase in net assets resulting from operations	7,955,516	20,288,635
Net decrease in net assets from beneficial interest transactions	(1,603,475,585)	(3,394,160,779)
Net decrease in net assets	(1,595,520,069)	(3,373,872,144)
Net assets:
Beginning of period	15,763,737,028	19,137,609,172
End of period	$14,168,216,959	$15,763,737,028
Treasury Master Fund
From operations:
Net investment income	$592,504	$1,367,051
Net realized gain	64,847	111,413
Net increase in net assets resulting from operations	657,351	1,478,464
Net increase (decrease) in net assets from beneficial interest transactions	(444,868,573)	284,127,950
Net increase (decrease) in net assets	(444,211,222)	285,606,414
Net assets:
Beginning of period	12,511,156,722	12,225,550,308
End of period	$12,066,945,500	$12,511,156,722
Tax-Free Master Fund
From operations:
Net investment income	$78,522	$233,380
Net realized gain	55	107,759
Net increase in net assets resulting from operations	78,577	341,139
Net increase (decrease) in net assets from beneficial interest transactions	160,509,632	(165,629,447)
Net increase (decrease) in net assets	160,588,209	(165,288,308)
Net assets:
Beginning of period	1,391,037,523	1,556,325,831
End of period	$1,551,625,732	$1,391,037,523

See accompanying notes to financial statements
74

This page intentionally left blank.

75

Master Trust

Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2014
(unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.10%[1]
Net investment income	0.10%[1]
Supplemental data:
Net assets, end of period (000's)	$14,168,217
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.05%[1]
Net investment income	0.01%[1]
Supplemental data:
Net assets, end of period (000's)	$12,066,946
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.05%[1]
Net investment income	0.01%[1]
Supplemental data:
Net assets, end of period (000's)	$1,551,626

1  Annualized.

2  Waiver by advisor represents less than 0.005%.

See accompanying notes to financial statements
76

	Years ended April 30,
	2014	2013	2012	2011	2010
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Net investment income	0.11%	0.19%	0.19%	0.21%	0.25%
Supplemental data:
Net assets, end of period (000's)	$15,763,737	$19,137,609	$15,688,562	$29,569,454	$22,591,869
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%	0.10%[2]	0.06%	0.10%[2]	0.10%
Net investment income	0.01%	0.05%	0.01%	0.09%	0.12%
Supplemental data:
Net assets, end of period (000's)	$12,511,157	$12,225,550	$13,044,384	$7,219,706	$7,335,525
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.07%	0.10%[2]	0.10%[2]	0.10%	0.10%[2]
Net investment income	0.01%	0.06%	0.06%	0.18%	0.20%
Supplemental data:
Net assets, end of period (000's)	$1,391,038	$1,556,326	$1,160,792	$1,485,784	$1,933,132

77

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund", collectively, the "Master Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

78

Master Trust

Notes to financial statements (unaudited)

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust's Board of Trustees (the "Master Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund's own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund's Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation

79

Master Trust

Notes to financial statements (unaudited)

to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund's investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM").

Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

80

Master Trust

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds' Board has approved an investment advisory and administration contract ("Management Contract") with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2014, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,216,644, $469,731 and $52,998, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds' expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds' independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund's average daily net assets. At October 31, 2014, UBS Global AM owed $35,294, $33,626 and $9,947 for the independent trustees fees and expenses to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to

81

Master Trust

Notes to financial statements (unaudited)

waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2014, UBS Global AM voluntarily waived $2,884,625 and $374,747 for Treasury Master Fund and Tax-Free Master Fund, respectively, for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC ("Private Money Market"), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds' investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market's average daily members' equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any

82

Master Trust

Notes to financial statements (unaudited)

UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended October 31, 2014, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$815,620,424
Tax-Free Master Fund	78,574,200

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds' investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds' lending agent. At October 31, 2014, the Master Funds did not have any securities on loan.

83

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Contributions	$21,610,233,062	$49,173,642,552
Withdrawals	(23,213,708,647)	(52,567,803,331)
Net decrease in beneficial interest	$(1,603,475,585)	$(3,394,160,779)
Treasury Master Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Contributions	$12,297,782,766	$25,983,033,439
Withdrawals	(12,742,651,339)	(25,698,905,489)
Net increase (decrease) in beneficial interest	$(444,868,573)	$284,127,950
Tax-Free Master Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Contributions	$991,431,189	$1,704,139,597
Withdrawals	(830,921,557)	(1,869,769,044)
Net increase (decrease) in beneficial interest	$160,509,632	$(165,629,447)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund's assets, income and distributions will be managed in such a way that an SEC registered feeder fund investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2014, that there were no significant

84

Master Trust

Notes to financial statements (unaudited)

uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2014, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Master Funds and expects to update shareholders further in advance of the October 2016 deadline.

85

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund's offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

86

Master Trust

Board approval of management contract
(unaudited)

Background—At a meeting of the board of Master Trust (the "Trust") on July 15-16, 2014, the members of the board, including the trustees who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered and approved the continuance of the management contract (the "Management Contract") between UBS Global Asset Management (Americas) Inc. ("UBS Global AM") and the Trust, with respect to Prime Master Fund ("Prime Master"), Treasury Master Fund ("Treasury Master") and Tax-Free Master Fund ("Tax-Free Master" and, together with Prime Master and Treasury Master, each a "Master Fund" and together the "Master Funds"). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them, including information about UBS Global AM, as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management on several occasions prior to the scheduled board meeting. The Independent Trustees also met in executive session after management's presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered "feeder funds" that invest in the Master Funds (the "Feeder Funds"). The board noted that it received

87

Master Trust

Board approval of management contract
(unaudited)

information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund's and Feeder Fund's affairs and UBS Global AM's role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM's investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds' and the Feeder Funds' expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds' and the Feeder Funds' senior personnel and the Master Funds' portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS Global AM on each Master Fund's and corresponding Feeder Fund's performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS Global AM had approximately $158 billion in assets under management as of March 31, 2014 and was part of the UBS Global Asset Management Division, which had approximately $674 billion in assets under management worldwide as of March 31, 2014. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

88

Master Trust

Board approval of management contract
(unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the "Contractual Management Fee") to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund's expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund's fees, the board assessed (i) each Master Fund's Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund's portion of its Master Fund's Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund's overall expenses.

In addition to reviewing each Feeder Fund's portion of its corresponding Master Fund's Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the "Actual Management Fee"). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2015. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS Global AM's voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrange-

89

Master Trust

Board approval of management contract
(unaudited)

ments are not contractually imposed and could change or terminate at any time in the future.

The board also received and considered information comparing each Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund's portion of its corresponding Master Fund's Contractual Management Fee and Actual Management Fee and each Feeder Fund's overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group").

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management's view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a "cash" mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund's Actual Management Fee and total expenses and the Prime Capital Feeder Fund's Actual Management Fee, the Prime Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds' fees taken into account. (Below median expenses represents fees or expenses that are lower relative to the median and above median ex-

90

Master Trust

Board approval of management contract
(unaudited)

penses represents fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.) The Prime Capital Feeder Fund's Actual Management Fee was the highest in its Expense Group for the comparison periods utilized in the Lipper report.

Management noted that the Prime Institutional Feeder Fund's Actual Management Fee and total expenses were above its Expense Group median and that, in both cases, the difference was 3 basis points (0.03%) or less. Management explained that this differential is largely the result of the Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield).

Management noted that while the Prime Capital Feeder Fund's Actual Management Fee was above its Expense Group median by 11.3 basis points (0.113%), its total expenses were below its Expense Group median. Management stated that the approach in which the waiver is applied for the Prime Capital Feeder Fund differs from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS Global AM applies a methodology of waiving the entire shareholder servicing fee of 15 basis points (0.15%) first and then having the waiver impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the Expense Group median. Management noted that the Prime Capital Feeder Fund has an expense cap of 20 basis points (0.20%). Management further noted that because the Prime Capital Feeder Fund's total expenses are below its peer median, it believes the overall expenses for the fund are in line with its peers.

91

Master Trust

Board approval of management contract
(unaudited)

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds' fees taken into account.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds' fees taken into account. The Tax-Free Preferred Feeder Fund, the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund each had the lowest total expenses in its respective Expense Group for the comparison periods utilized in the Lipper report.

In light of the foregoing, the board determined that the proposed management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services expected to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund's performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2014 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2014. Although the board received informa-

92

Master Trust

Board approval of management contract
(unaudited)

tion for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund's performance is correlated with its corresponding Master Fund's performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the performance of the Prime Institutional Feeder Fund, the Prime Preferred Feeder Fund, the Prime Investor Feeder Fund and the Prime Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the performance of the Treasury Institutional Feeder Fund, the Treasury Preferred Feeder Fund, the Treasury Investor Feeder Fund and the Treasury Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. The Treasury Investor Feeder Fund ranked first in its Performance Universe for the one- and three-year periods. The Treasury Capital Feeder Fund ranked first in its Performance Universe for the one-year period and since inception.

93

Master Trust

Board approval of management contract
(unaudited)

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the performance of the Tax-Free Institutional Feeder, the Tax-Free Preferred Feeder Fund, the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods, as applicable, and since inception, except that the performance of the Tax-Free Investor Fund was below the Performance Universe median for the since inception measuring period. Management noted the Tax-Free Investor Feeder Fund's improved performance over recent periods.

Based on its review, the board concluded that each Master Fund's investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS Global AM realized economies of scale as the Master Funds' assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds' shareholders.

The board noted that although each Master Fund's Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global

94

Master Trust

Board approval of management contract
(unaudited)

AM paid most of each Master Fund's non-management operating expenses under the "unitary" fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds' shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM's ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

95

This page intentionally left blank.

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President	Thomas Disbrow Vice President and Treasurer
Mark F. Kemper Vice President and Secretary	Robert Sabatino Vice President
Elbridge T. Gerry III Vice President	Erin O. Houston Vice President

Administrator (and Manager for the Master Funds)

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2014. All rights reserved.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1137

Money Market Funds

UBS Select Investor Funds

Semiannual Report

October 31, 2014

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

UBS Select Investor Funds

December 12, 2014

Dear shareholder,

We present you with the semiannual report for the UBS Select Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund (the "Funds"), for the six months ended October 31, 2014 (the "reporting period").

On July 23, 2014, the US Securities and Exchange Commission ("SEC") adopted new regulations for money market funds (while also proposing more changes to be adopted in the future). There is a transition period ranging until October 2016 (for the most significant changes). For more on these changes, refer to "Update on Money Market Regulation" on pages 7 and 8.

Performance

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•  UBS Select Prime Investor Fund: 0.01% as of October 31, 2014, unchanged from April 30, 2014.

•  UBS Select Treasury Investor Fund: 0.01% as of October 31, 2014, unchanged from April 30, 2014.

•  UBS Select Tax-Free Investor Fund: 0.01% as of October 31, 2014, unchanged from April 30, 2014.

UBS Select Prime
Investor Fund

UBS Select Treasury
Investor Fund

Investment goals
(both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio manager:

Robert Sabatino
UBS Global Asset Management
(Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;
UBS Select Treasury Investor Fund—September 18, 2008

Dividend payments:

Monthly

(continued on next page)

1

UBS Select Investor Funds

For detailed information on the Funds' performance, refer to "Yields and characteristics at a glance" on pages 12 and 13.

Throughout the reporting period, the Federal Reserve Board (the "Fed") continued to hold the federal funds rate (the federal funds rate or the "fed funds rate," is the rate banks charge one another for funds they borrow on an overnight basis) at a historically low range between 0% and 0.25%. (For more details on the Fed's actions, see below.) This continued to depress yields on a wide range of short-term investments.

An interview with the Portfolio Managers

Q.  How would you describe the economic environment during the reporting period?

A.  The overall US economy grew at a seasonally-adjusted annualized rate of 3.5% during the fourth quarter of 2013, which preceded the start of the reporting period. The Commerce Department then reported that first quarter 2014 gross domestic product ("GDP") contracted at a 2.1% rate. This was the first negative reading since the first quarter of 2011, and the downturn was partially attributed to severe winter weather in parts of the country. However, this proved to be a temporary setback for the economy, as GDP growth was 4.6% during the second quarter, the highest rate since the fourth quarter of 2011. The second estimate for third quarter GDP growth was 3.9%.1

UBS Select Tax-Free
Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio managers:

Elbridge T. Gerry III
Erin O. Houston
UBS Global Asset Management
(Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

1  Based on the Commerce Department's second estimate announced on November 25, 2014, after the reporting period had ended.

2

UBS Select Investor Funds

Q. How did the Fed react to the economic environment?

A.  In December 2013, the Fed announced that it would begin paring back its monthly asset purchases (quantitative easing), stating that it would add to its holdings of agency mortgage-backed securities at a reduced pace of $35 billion per month rather than $40 billion per month, and would add to its holdings of longer-term Treasury securities at a reduced pace of $40 billion per month rather than $45 billion per month.

  At its meetings in January, March, April, June, July and September 2014, the Fed said it would further taper its asset purchases, in each case paring its total purchases by $10 billion per month. Finally, at the Fed's meeting in October, it said it had concluded quantitative easing. However, the Fed said that it "currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run."

Q. Given that the Funds are "feeder funds," how were the portfolios in which they invest managed during the reporting period?

A.  Each fund is a "feeder fund," investing all of its assets in "Master Funds"—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•  For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 35 days. By the end of the period we had lengthened the Master Fund's WAM to 43 days.

  At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keep-

3

UBS Select Investor Funds

ing the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

  At the security level, we increased the Master Fund's exposures to commercial paper, short-term corporate obligations and certificates of deposits and, to a lesser extent, non-US government obligations. In contrast, we decreased the Master Fund's exposure to repurchase agreements and pared its allocations to US government and agency obligations, and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•  The WAM for the Master Fund in which UBS Select Treasury Investor Fund invests was 27 days when the reporting period began. Over the review period, the WAM was modestly increased. At the end of the period, on October 31, 2014, the Master Fund had a WAM of 28 days. At the security level, we increased the Master Fund's exposure to repurchase agreements and reduced its exposure to US government obligations.

•  The WAM for the Master Fund in which UBS Select Tax-Free Investor Fund invests was 23 days when the reporting period began. We tactically adjusted the Master Fund's WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was 33 days. Over the review period, we modestly increased the Master Fund's allocation to municipal bonds and notes, while paring its exposure to tax-exempt commercial paper.

Q. What factors do you believe will affect the Funds over the coming months?

A.  Although the Fed concluded its third round of quantitative easing in October 2014, we do not expect the federal funds rate to be raised from its historically low level until some point in 2015. Turning to the economy, growth is back on track following a period of weakness

4

UBS Select Investor Funds

earlier in the year. In particular, the unemployment rate has moderated and manufacturing remains in an expansionary mode. We believe that the economy will continue to expand in 2015, albeit at a relatively modest pace. We anticipate continuing to manage the Funds focusing on risk and liquidity.

Also, as noted at the beginning of this letter, the Federal regulations governing money market funds are changing, and we are evaluating how they will impact the Funds.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver President—UBS Money Series UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund Managing Director UBS Global Asset Management (Americas) Inc.	Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Investor Fund Managing Director UBS Global Asset Management (Americas) Inc.

*  Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

5

UBS Select Investor Funds

Robert Sabatino Portfolio Manager— UBS Select Prime Investor Fund UBS Select Treasury Investor Fund Managing Director UBS Global Asset Management (Americas) Inc.	Erin O. Houston Portfolio Manager— UBS Select Tax-Free Investor Fund Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2014. The views and opinions in the letter were current as of December 12, 2014. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds' future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

6

UBS Select Investor Funds

Update on Money Market Regulation

In prior shareholder reports, we had remarked upon the ongoing regulatory uncertainty that has cast a shadow over money market funds for the past few years.

On July 23, 2014, the US Securities and Exchange Commission ("SEC") adopted new regulations for money market funds (while also proposing more changes to be adopted in the future). There is a transition period ranging until October 2016 (for the most significant changes).

These changes impact all SEC registered money market funds, including the Funds (and the related Master Funds). The changes impact different types of funds in different ways. Here is an overview of some of the more significant changes:

•  "Institutional" prime and "institutional" municipal money market funds will be required to begin using a "floating" net asset value (NAV) per share by October 2016. ("Prime" funds consist of those that buy a variety of private and public debt securities, as opposed to "Treasury/government funds," which limit investments as their name indicates, and municipal funds, which generally buy tax-exempt securities.)

•  A "floating" NAV would be achieved by, among other things, requiring a fund to price its shares out to the fourth decimal place, as compared to the current pricing to the penny (e.g., $1.0000 vs. $1.00). "Retail" prime, "retail" municipal and all Treasury/government funds will continue to be permitted to price their shares at a stable NAV of $1.00 per share.

•  The SEC defined "retail" funds very narrowly as funds that have policies and procedures reasonably designed to ensure that all the beneficial owners of shares are "natural persons" (that is, humans—as opposed to businesses, foundations, etc.). Funds with a "mixed" base of shareowners will need to consider whether to default to the floating NAV model or to take steps to separate out

7

UBS Select Investor Funds

Update on Money Market Regulation (continued)

institutional shareholders, even if such investors are limited in number and are small business accounts.

•  All prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. (Treasury/government funds are not required to be subject to the fees/gates limits on redemption privileges.) These fees/gates might only be triggered under very exceptional circumstances.

We also should note that additional requirements will increase the information that is available about the Funds (and related Master Funds) (in some cases, imposing new daily disclosure requirements) and are expected to impose more costs on funds and their advisors. (The above is only a brief summary of some of the more significant aspects of the regulatory changes; shareholders may find additional information on the SEC's web site at www.sec.gov.)

We are analyzing the impact of these changes and will communicate to shareholders as the Funds transition into compliance with the new laws.

8

UBS Select Investor Funds

Understanding your Fund's expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a "feeder fund" that invests in a corresponding "master fund," the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2014 to October 31, 2014.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

9

UBS Select Investor Funds

Understanding your Fund's expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

10

UBS Select Investor Funds

Understanding your Fund's expenses1 (unaudited) (concluded)

UBS Select Prime Investor Fund

	Beginning account value May 1, 2014	Ending account value[2] October 31, 2014	Expenses paid during period[3] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.96	0.19%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.25	0.97	0.19

UBS Select Treasury Investor Fund

	Beginning account value May 1, 2014	Ending account value[2] October 31, 2014	Expenses paid during period[3] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

UBS Select Tax-Free Investor Fund

	Beginning account value May 1, 2014	Ending account value[2] October 31, 2014	Expenses paid during period[3] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

1  The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

2  "Actual—Ending account value" may or may not be reflective of a shareholder's actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

3  Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).
11

UBS Select Investor Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics	10/31/14	04/30/14	10/31/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.41)	(0.39)	(0.40)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.41)	(0.39)	(0.40)
Weighted average maturity[2]	43 days	35 days	41 days
Net assets (mm)	$356.0	$327.5	$328.8

UBS Select Treasury Investor Fund

Yields and characteristics	10/31/14	04/30/14	10/31/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.55)	(0.52)	(0.53)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.55)	(0.52)	(0.53)
Weighted average maturity[2]	28 days	27 days	48 days
Net assets (mm)	$281.3	$266.4	$303.9

12

UBS Select Investor Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Investor Fund

Yields and characteristics	10/31/14	04/30/14	10/31/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.95)	(0.81)	(0.88)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.95)	(0.81)	(0.88)
Weighted average maturity[2]	33 days	23 days	34 days
Net assets (mm)	$24.7	$26.6	$25.9

1  Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2  Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

13

UBS Select Investor Funds

Statement of assets and liabilities

October 31, 2014 (unaudited)

	UBS Select Prime Investor Fund	UBS Select Treasury Investor Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund"), at value (cost—$356,013,797; $281,273,479 and $24,715,281, respectively, which approximates cost for federal income tax purposes)	$356,013,797	$281,273,479
Receivable from affiliates	—	13,593
Other assets	12,425	12,217
Total assets	356,026,222	281,299,289
Liabilities:
Payable to affiliates	11,542	—
Dividends payable to shareholders	2,941	2,411
Accrued expenses and other liabilities	42,067	28,796
Total liabilities	56,550	31,207
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 355,968,538; 281,265,143 and 24,714,822 outstanding, respectively	355,968,538	281,265,143
Accumulated net realized gain	1,134	2,939
Net assets	$355,969,672	$281,268,082
Net asset value per share	$1.00	$1.00

See accompanying notes to financial statements
14

UBS Select Tax-Free Investor Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund"), at value (cost—$356,013,797; $281,273,479 and $24,715,281, respectively, which approximates cost for federal income tax purposes)	$24,715,281
Receivable from affiliates	9,524
Other assets	10,071
Total assets	24,734,876
Liabilities:
Payable to affiliates	—
Dividends payable to shareholders	213
Accrued expenses and other liabilities	18,272
Total liabilities	18,485
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 355,968,538; 281,265,143 and 24,714,822 outstanding, respectively	24,714,822
Accumulated net realized gain	1,569
Net assets	$24,716,391
Net asset value per share	$1.00

See accompanying notes to financial statements
15

UBS Select Investor Funds

Statement of operations

For the six months ended October 31, 2014
(unaudited)

	UBS Select Prime Investor Fund	UBS Select Treasury Investor Fund
Investment income:
Interest income allocated from Master	$362,415	$82,367
Expenses allocated from Master	(178,660)	(134,638)
Expense waiver allocated from Master	—	65,749
Net investment income allocated from Master	183,755	13,478
Expenses:
Distribution (12b-1) fees	446,592	336,593
Shareholder servicing fees	178,637	134,637
Administration fees	178,639	134,638
Transfer agency fees	25,553	14,189
Professional fees	25,039	25,037
Reports and notices to shareholders	10,882	4,518
State registration fees	9,834	9,641
Trustees' fees	8,985	8,810
Accounting fees	7,058	7,058
Insurance fees	2,813	2,352
Other expenses	8,311	8,255
	902,343	685,728
Fee waivers and/or expense reimbursements by administrator and distributor	(736,452)	(685,714)
Net expenses	165,891	14
Net investment income	17,864	13,464
Net realized gain allocated from Master	1,119	1,555
Net increase in net assets resulting from operations	$18,983	$15,019

See accompanying notes to financial statements
16

UBS Select Tax-Free Investor Fund
Investment income:
Interest income allocated from Master	$8,518
Expenses allocated from Master	(13,523)
Expense waiver allocated from Master	6,359
Net investment income allocated from Master	1,354
Expenses:
Distribution (12b-1) fees	33,806
Shareholder servicing fees	13,523
Administration fees	13,522
Transfer agency fees	2,198
Professional fees	24,996
Reports and notices to shareholders	1,624
State registration fees	8,138
Trustees' fees	8,016
Accounting fees	7,058
Insurance fees	182
Other expenses	3,845
116,908
Fee waivers and/or expense reimbursements by administrator and distributor	(116,907)
Net expenses	1
Net investment income	1,353
Net realized gain allocated from Master	1
Net increase in net assets resulting from operations	$1,354

See accompanying notes to financial statements
17

UBS Select Prime Investor Fund

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
From operations:
Net investment income	$17,864	$33,560
Net realized gain	1,119	3,495
Net increase in net assets resulting from operations	18,983	37,055
Dividends and distributions to shareholders from:
Net investment income	(17,864)	(33,560)
Net realized gains	—	(3,942)
Total dividends and distributions to shareholders	(17,864)	(37,502)
Net increase in net assets from beneficial interest transactions	28,488,493	2,955,354
Net increase in net assets	28,489,612	2,954,907
Net assets:
Beginning of period	327,480,060	324,525,153
End of period	$355,969,672	$327,480,060
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
18

UBS Select Treasury Investor Fund

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
From operations:
Net investment income	$13,464	$30,380
Net realized gain	1,555	2,552
Net increase in net assets resulting from operations	15,019	32,932
Dividends and distributions to shareholders from:
Net investment income	(13,464)	(30,380)
Net realized gains	—	(3,731)
Total dividends and distributions to shareholders	(13,464)	(34,111)
Net increase (decrease) in net assets from beneficial interest transactions	14,818,671	(57,156,008)
Net increase (decrease) in net assets	14,820,226	(57,157,187)
Net assets:
Beginning of period	266,447,856	323,605,043
End of period	$281,268,082	$266,447,856
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
19

UBS Select Tax-Free Investor Fund

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
From operations:
Net investment income	$1,353	$2,804
Net realized gain	1	1,788
Net increase in net assets resulting from operations	1,354	4,592
Dividends and distributions to shareholders from:
Net investment income	(1,353)	(2,804)
Net realized gains	—	(1,913)
Total dividends and distributions to shareholders	(1,353)	(4,717)
Net decrease in net assets from beneficial interest transactions	(1,929,919)	(333,145)
Net decrease in net assets	(1,929,918)	(333,270)
Net assets:
Beginning of period	26,646,309	26,979,579
End of period	$24,716,391	$26,646,309
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
20

This page intentionally left blank.

21

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2014
(unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000[1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.61%[4]
Expenses after fee waivers and/or expense reimbursements[3]	0.19%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000's)	$355,970

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.

4  Annualized.

See accompanying notes to financial statements
22

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.01%	0.01%	0.01%	0.05%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.60%	0.60%	0.60%	0.59%	0.58%
Expenses after fee waivers and/or expense reimbursements[3]	0.20%	0.28%	0.29%	0.30%	0.34%
Net investment income[3]	0.01%	0.01%	0.01%	0.01%	0.05%
Supplemental data:
Net assets, end of period (000's)	$327,480	$324,525	$357,966	$474,989	$636,118

See accompanying notes to financial statements
23

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2014
(unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000[1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.61%[4]
Expenses after fee waivers and/or expense reimbursements[3]	0.05%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000's)	$281,268

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.

4  Annualized.

See accompanying notes to financial statements
24

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.60%	0.60%	0.60%	0.64%	0.64%
Expenses after fee waivers and/or expense reimbursements[3]	0.06%	0.14%	0.07%	0.18%	0.21%
Net investment income[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000's)	$266,448	$323,605	$340,622	$123,925	$119,016

See accompanying notes to financial statements
25

UBS Select Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2014
(unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000[1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.96%[4]
Expenses after fee waivers and/or expense reimbursements[3]	0.05%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000's)	$24,716

1  Amount represents less than $0.0005 per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

3  Ratios include the Fund's share of income and expenses allocated from the Master.

4  Annualized.

See accompanying notes to financial statements
26

	Years ended April 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.02%	0.01%	0.01%	0.02%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.92%	0.88%	0.88%	0.74%	0.70%
Expenses after fee waivers and/or expense reimbursements[3]	0.08%	0.15%	0.15%	0.27%	0.28%
Net investment income[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000's)	$26,646	$26,980	$26,453	$41,865	$62,901

See accompanying notes to financial statements
27

UBS Select Investor Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Investor Fund ("Prime Investor Fund"), UBS Select Treasury Investor Fund ("Treasury Investor Fund"), and UBS Select Tax-Free Investor Fund ("Tax-Free Investor Fund") (each a "Fund", collectively, the "Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. The Trust is a series mutual fund with thirteen operating series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Treasury Investor Fund, and Tax-Free Investor Fund are "feeder funds" that invest substantially all of their assets in "master funds"—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a "Master Fund" and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund's proportionate interest in the net assets of its corresponding Master Fund (2.51% for Prime Investor Fund, 2.33% for Treasury Investor Fund and 1.59% for Tax-Free Investor Fund at October 31, 2014). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Funds' financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

28

UBS Select Investor Funds

Notes to financial statements (unaudited)

that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds' Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal

29

UBS Select Investor Funds

Notes to financial statements (unaudited)

income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust's board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund's average daily net assets. At October 31, 2014, each Fund owed UBS Global AM for administrative services as follows:

Fund	Amounts due to UBS Global AM
Prime Investor Fund	$30,114
Treasury Investor Fund	24,139
Tax-Free Investor Fund	2,168

UBS Global AM is contractually obligated to waive all or a portion of its administration fees and/or to reimburse certain operating expenses so that the Funds' total ordinary annual operating expenses through August 31, 2015 (excluding interest expense, if any, and extraordinary items) will not exceed 0.50%. At October 31, 2014, UBS Global AM

30

UBS Select Investor Funds

Notes to financial statements (unaudited)

owed each Fund for fee waivers and/or expense reimbursements as follows:

Fund	Amounts owed by UBS Global AM
Prime Investor Fund	$32,037
Treasury Investor Fund	12,865
Tax-Free Investor Fund	9,293

For the six months ended October 31, 2014, UBS Global AM was contractually obligated to waive administration fees and/or to reimburse certain operating expenses as follows:

Fund	Amounts waived and/or reimbursed
Prime Investor Fund	$187,817
Treasury Investor Fund	81,430
Tax-Free Investor Fund	56,460

Each Fund has agreed to repay UBS Global AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three fiscal years following such waived fees/reimbursed expenses without causing each Fund's expenses in any of those three years to exceed such expense cap.

At October 31, 2014, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2015	Expires April 30, 2016	Expires April 30, 2017	Expires April 30, 2018
Prime Investor Fund	$1,302,044	$395,709	$366,286	$352,232	$187,817
Treasury Investor Fund	791,023	189,091	339,455	181,047	81,430
Tax-Free Investor Fund	417,231	129,540	120,703	110,528	56,460

31

UBS Select Investor Funds

Notes to financial statements (unaudited)

Shareholder servicing and distribution plans

UBS Global Asset Management (US) Inc. ("UBS Global AM—US") is the principal underwriter and distributor of the Funds' shares. During the six months ended October 31, 2014, the Funds were contractually obligated to pay UBS Global AM—US monthly distribution (12b-1) and shareholder servicing fees at the annual rates of 0.25% and 0.10%, respectively, of their average daily net assets.

At October 31, 2014, each Fund owed UBS Global AM—US for distribution and shareholder servicing fees as follows:

Fund	Amounts due to UBS Global AM—US
Prime Investor Fund	$105,399
Treasury Investor Fund	84,486
Tax-Free Investor Fund	7,588

In addition to UBS Global AM's fee waivers and/or expense reimbursements noted above, in connection with voluntary agreements with the financial intermediaries that are selling each Fund's shares, UBS Global AM—US has agreed to voluntarily waive fees and/or reimburse Fund expenses so that total ordinary annual operating expenses for each Fund do not exceed 0.45%. UBS Global AM has also undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time.

At October 31, 2014, UBS Global AM—US owed each Fund for voluntary fee waivers and/or expense reimbursements as follows:

Fund	Amounts owed by UBS Global AM—US
Prime Investor Fund	$91,934
Treasury Investor Fund	109,353
Tax-Free Investor Fund	9,987

32

UBS Select Investor Funds

Notes to financial statements (unaudited)

For the six months ended October 31, 2014, UBS Global AM—US voluntarily waived shareholder servicing and distribution fees and/or reimbursed expenses as follows:

Fund	Amounts waived and/or reimbursed
Prime Investor Fund	$548,635
Treasury Investor Fund	604,284
Tax-Free Investor Fund	60,447

Such additional amounts are not subject to future recoupment. There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Prime Investor Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Shares sold	262,347,694	485,443,040
Shares repurchased	(233,875,763)	(482,522,950)
Dividends reinvested	16,562	35,264
Net increase in shares outstanding	28,488,493	2,955,354
Treasury Investor Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Shares sold	111,084,393	288,559,140
Shares repurchased	(96,277,958)	(345,747,477)
Dividends reinvested	12,236	32,329
Net increase (decrease) in shares outstanding	14,818,671	(57,156,008)

33

UBS Select Investor Funds

Notes to financial statements (unaudited)

Tax-Free Investor Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Shares sold	12,459,692	38,541,902
Shares repurchased	(14,390,882)	(38,879,498)
Dividends reinvested	1,271	4,451
Net decrease in shares outstanding	(1,929,919)	(333,145)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Investor Fund and Treasury Investor Fund during the six months ended October 31, 2014 and the fiscal year ended April 30, 2014 was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Investor Fund will be determined at the end of the Fund's fiscal year ending April 30, 2015. The tax character of distributions paid to shareholders by Tax-Free Investor Fund during the fiscal year ended April 30, 2014 was 59.44% tax-exempt income and 40.56% long-term capital gain.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined at the end of the Funds' fiscal year ending April 30, 2015.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2014, that there are no significant uncertain tax positions taken or expected to be taken that would

34

UBS Select Investor Funds

Notes to financial statements (unaudited)

require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2014, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Funds and expects to update shareholders further in advance of the October 2016 deadline.

35

UBS Select Investor Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' and Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' and Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund's portfolio holdings; and (b) information regarding each Master Fund's weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests) is available on a weekly basis at the Web address noted in the Funds' prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund's (and corresponding Master Fund's) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

36

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
US government and agency obligations—4.55%
Federal Home Loan Bank
0.125%, due 06/02/15	$100,000,000	$99,976,722
0.170%, due 09/08/15[1]	150,000,000	149,779,708
0.190%, due 10/22/15	100,000,000	99,987,691
Federal Home Loan Mortgage Corp.*
0.145%, due 01/26/15[1]	150,000,000	149,948,042
US Treasury Notes
0.375%, due 11/15/15	145,000,000	145,334,537
Total US government and agency obligations (cost—$645,026,700)		645,026,700
Time deposits—13.62%
Banking-non-US—13.62%
Credit Agricole Corporate & Investment Bank
0.070%, due 11/03/14	680,000,000	680,000,000
DnB NOR Bank ASA
0.050%, due 11/03/14	250,000,000	250,000,000
Natixis
0.050%, due 11/03/14	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB
0.050%, due 11/03/14	300,000,000	300,000,000
Svenska Handelsbanken
0.040%, due 11/03/14	500,000,000	500,000,000
Total time deposits (cost—$1,930,000,000)		1,930,000,000
Certificates of deposit—27.63%
Banking-non-US—25.02%
Bank of Montreal
0.233%, due 11/10/14[2]	133,000,000	133,015,494
0.220%, due 04/09/15	150,000,000	150,000,000
Bank of Nova Scotia
0.287%, due 11/19/14[2]	232,000,000	232,000,000
0.333%, due 01/30/15[2]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.190%, due 12/22/14	150,000,000	150,000,000
BNP Paribas SA
0.060%, due 11/06/14	300,000,000	300,000,000

37

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Canadian Imperial Bank of Commerce
0.240%, due 11/03/14[2]	$40,000,000	$40,000,000
Credit Industriel et Commercial
0.120%, due 11/05/14	177,000,000	177,000,000
0.120%, due 11/06/14	175,000,000	175,000,000
KBC Bank NV
0.120%, due 11/03/14	400,000,000	400,000,000
Mizuho Bank Ltd.
0.210%, due 12/19/14	122,000,000	122,000,000
National Australia Bank Ltd.
0.231%, due 01/06/15[2]	173,000,000	173,000,000
Natixis
0.222%, due 11/03/14[2]	204,000,000	204,000,000
0.222%, due 11/04/14[2]	150,000,000	150,000,000
Nordea Bank Finland PLC
0.290%, due 11/20/14	171,000,000	171,000,000
Rabobank Nederland NV
0.279%, due 01/12/15[2]	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.
0.200%, due 11/10/14	150,000,000	150,000,000
Swedbank AB
0.090%, due 11/04/14	325,000,000	325,000,000
0.080%, due 11/05/14	78,000,000	78,000,000
Toronto-Dominion Bank
0.230%, due 02/24/15	128,000,000	128,000,000
		3,545,015,494
Banking-US—2.61%
Branch Banking & Trust Co.
0.100%, due 11/03/14	57,000,000	57,000,000
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	173,000,000	173,000,000
0.320%, due 10/28/15	139,500,000	139,500,000
		369,500,000
Total certificates of deposit (cost—$3,914,515,494)		3,914,515,494

38

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—36.97%
Asset backed-miscellaneous—14.73%
Antalis US Funding Corp.
0.090%, due 11/04/14	$66,100,000	$66,099,504
0.160%, due 11/12/14	56,050,000	56,047,260
Atlantic Asset Securitization LLC
0.183%, due 11/12/14[2]	250,000,000	250,000,000
0.182%, due 11/24/14[2]	150,000,000	150,000,000
Barton Capital LLC
0.183%, due 11/12/14[2]	250,000,000	250,000,000
0.183%, due 11/24/14[2]	150,000,000	150,000,000
Liberty Street Funding LLC
0.180%, due 12/03/14	78,000,000	77,987,520
LMA Americas LLC
0.090%, due 11/05/14	125,000,000	124,998,750
0.203%, due 11/10/14[2]	97,000,000	97,000,000
Old Line Funding LLC
0.190%, due 12/16/14	53,000,000	52,987,412
0.230%, due 01/06/15	162,000,000	161,931,690
0.225%, due 01/13/15	100,000,000	99,954,375
0.225%, due 01/15/15	50,000,000	49,976,563
Thunder Bay Funding LLC
0.190%, due 02/17/15	28,000,000	27,984,040
Versailles Commercial Paper LLC
0.192%, due 11/03/14[2]	100,000,000	100,000,000
0.193%, due 11/10/14[2]	50,000,000	50,000,000
0.207%, due 11/20/14[2]	70,000,000	70,000,000
0.204%, due 11/26/14[2]	150,000,000	150,000,000
Victory Receivables Corp.
0.140%, due 11/12/14	102,000,000	101,995,637
		2,086,962,751
Banking-non-US—12.23%
Australia & New Zealand Banking Group Ltd.
0.207%, due 11/18/14[2]	100,000,000	100,000,000

39

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Banking-non-US—(concluded)
Commonwealth Bank of Australia
0.233%, due 11/07/14[2]	$150,000,000	$150,000,000
Erste Abwicklungsanstalt
0.170%, due 02/23/15	100,000,000	99,946,167
Mitsubishi UFJ Trust & Banking Corp.
0.210%, due 12/01/14	150,000,000	149,973,806
0.190%, due 01/12/15	100,000,000	99,961,944
Natixis
0.100%, due 11/05/14	40,000,000	39,999,556
NRW Bank
0.050%, due 11/07/14	200,000,000	199,998,333
Oversea-Chinese Banking Corp. Ltd.
0.250%, due 11/14/14	75,000,000	74,993,229
Skandinaviska Enskilda Banken AB
0.250%, due 04/08/15	125,000,000	124,862,847
Sumitomo Mitsui Banking Corp.
0.200%, due 01/07/15	250,000,000	249,906,944
United Overseas Bank Ltd.
0.180%, due 12/08/14	35,600,000	35,593,414
Westpac Banking Corp.
0.223%, due 11/10/14[2]	87,000,000	87,000,000
0.227%, due 11/19/14[2]	60,000,000	60,003,793
0.360%, due 09/24/15	45,500,000	45,351,215
Westpac Securities NZ Ltd.
0.200%, due 01/07/15	80,000,000	79,970,222
0.210%, due 01/07/15	135,000,000	134,947,238
		1,732,508,708
Banking-US—4.73%
Bedford Row Funding Corp.
0.180%, due 02/12/15	85,000,000	84,956,225
0.200%, due 03/04/15	100,000,000	99,931,667
Fortis Funding LLC
0.040%, due 11/03/14	185,000,000	184,999,589

40

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-US—(concluded)
National Australia Funding Delaware, Inc.
0.200%, due 01/14/15	$150,000,000	$149,938,333
Rabobank USA Financial Corp.
0.210%, due 01/15/15	150,000,000	149,934,375
		669,760,189
Energy-integrated—4.57%
CNPC Finance HK Ltd.
0.350%, due 11/03/14	100,000,000	99,997,917
0.400%, due 11/10/14	150,000,000	149,985,097
0.360%, due 11/18/14	50,000,000	49,991,500
0.430%, due 12/08/14	21,500,000	21,490,498
0.430%, due 12/22/14	50,000,000	49,969,583
Sinopec Century Bright Capital Investment Ltd.
0.400%, due 11/10/14	105,000,000	104,989,500
0.400%, due 11/13/14	30,000,000	29,996,000
0.400%, due 01/05/15	142,000,000	141,897,445
		648,317,540
Finance-non-captive diversified—0.71%
General Electric Capital Corp.
0.210%, due 03/04/15	101,000,000	100,927,532
Total commercial paper (cost—$5,238,476,720)		5,238,476,720
Non-US government agency—0.81%
Export Development Canada
0.150%, due 11/03/14[2,3] (cost—$115,000,000)	115,000,000	115,000,000
Short-term corporate obligations—7.84%
Banking-non-US—5.22%
Australia & New Zealand Banking Group Ltd.
1.385%, due 12/12/14[2,3]	25,000,000	25,109,134
Barclays Bank PLC
0.484%, due 11/15/14[2,4]	225,000,000	225,000,000
0.484%, due 12/15/14[2,4]	125,000,000	125,000,000

41

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Short-term corporate obligations—(concluded)
Banking-non-US—(concluded)
Royal Bank of Canada
0.322%, due 01/07/15[2,3]	$175,000,000	$175,000,000
Svenska Handelsbanken AB
0.322%, due 11/28/14[2,3]	190,000,000	190,000,000
		740,109,134
Banking-US—1.24%
Wells Fargo Bank N.A.
0.324%, due 12/15/14[2]	50,000,000	50,000,000
0.373%, due 12/22/14[2]	125,000,000	125,000,000
		175,000,000
Supranationals—1.38%
Inter-American Development Bank
0.190%, due 11/03/14[2]	75,000,000	75,016,287
International Bank for Reconstruction & Development
0.140%, due 11/03/14[2]	120,000,000	120,000,000
		195,016,287
Total short-term corporate obligations (cost—$1,110,125,421)		1,110,125,421
Repurchase agreements—7.68%
Repurchase agreement dated 10/31/14 with Federal Reserve Bank of New York, 0.050% due 11/03/14, collateralized by $291,935,500 US Treasury Bond, 3.125% due 02/15/42; (value—$300,001,305); proceeds: $300,001,250	300,000,000	300,000,000
Repurchase agreement dated 10/31/14 with Goldman Sachs & Co., 0.080% due 11/03/14, collateralized by $7,215,000 Federal Home Loan Bank obligations, 1.300% due 08/11/16, $1,460,835 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.000% due 11/20/14 to 12/10/18, $30,804,000 Federal National Mortgage Association obligations, zero coupon to 5.000% due 02/26/15 to 04/27/17 and $7,400,000 Tennessee Valley Authority, 4.625% to 4.875% due 01/15/48 to 09/15/60; (value—$48,348,001); proceeds: $47,400,316	47,400,000	47,400,000

42

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/20/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.450% due 11/07/14, collateralized by $846,856,151 various asset-backed convertible bonds, zero coupon to 10.500% due 05/01/15 to 05/15/52; (value—$106,769,121); proceeds: $100,022,500[5]	$100,000,000	$100,000,000
Repurchase agreement dated 10/20/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.550% due 12/05/14, collateralized by $3,072,559,274 various asset-backed convertible bonds, zero coupon to 36.396% due 08/08/16 to 09/25/57; (value—$347,513,680); proceeds: $325,228,403[4,5]	325,000,000	325,000,000
Repurchase agreement dated 10/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.080% due 11/06/14, collateralized by $492,010,520 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 05/15/23 to 01/15/43, $562,789,677 Federal National Mortgage Association obligations, 4.500% to 10.500% due 03/25/19 to 01/01/41 and $152,795,541 Government National Mortgage Association obligations, 3.500% due 10/20/44; (value—$255,000,000); proceeds: $250,003,889	250,000,000	250,000,000
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $230,000 Federal Home Loan Mortgage Corp. obligations, 2.000% due 11/02/22; (value—$217,733); proceeds: $209,000	209,000	209,000

43

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/14 with Toronto-Dominion Bank, 0.100% due 11/03/14, collateralized by $11,450,998 Federal Home Loan Mortgage Corp. obligations, 3.000% due 01/01/43 and $56,333,935 Federal National Mortgage Association obligations, 2.500% to 4.500% due 11/01/27 to 08/01/44; (value—$66,300,001); proceeds: $65,000,542	$65,000,000	$65,000,000
Total repurchase agreements (cost—$1,087,609,000)		1,087,609,000
Total investments (cost—$14,040,753,335 which approximates cost for federal income tax purposes)—99.10%		14,040,753,335
Other assets in excess of liabilities—0.90%		127,463,624
Net assets—100.00%		$14,168,216,959

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$645,026,700	$—	$645,026,700
Time deposits	—	1,930,000,000	—	1,930,000,000
Certificates of deposit	—	3,914,515,494	—	3,914,515,494
Commercial paper	—	5,238,476,720	—	5,238,476,720
Non-US government agency	—	115,000,000	—	115,000,000
Short-term corporate obligations	—	1,110,125,421	—	1,110,125,421
Repurchase agreements	—	1,087,609,000	—	1,087,609,000
Total	$—	$14,040,753,335	$—	$14,040,753,335

At October 31, 2014, there were no transfers between Level 1 and Level 2.

44

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	38.0%
Sweden	10.8
France	8.9
Canada	7.9
United Kingdom	7.3
Japan	6.6
Australia	6.1
China	4.6
Belgium	2.8
Germany	2.1
Norway	1.8
Finland	1.2
Netherlands	1.1
Singapore	0.8
Total	100.0%

Portfolio footnotes

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1  Rates shown are the discount rates at date of purchase.

2  Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.57% of net assets as of October 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4  Illiquid investment as of October 31, 2014.

5  Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2014.

See accompanying notes to financial statements
45

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
US government obligations—18.82%
US Treasury Bills[1]
0.010%, due 01/02/15	$250,000,000	$249,995,695
0.023%, due 04/02/15	250,000,000	249,976,250
0.025%, due 01/15/15	275,000,000	274,985,677
0.111%, due 08/20/15	200,000,000	199,820,744
US Treasury Notes
0.073%, due 11/03/14[2]	300,000,000	300,027,311
0.250%, due 01/15/15	135,000,000	135,020,088
0.250%, due 02/15/15	200,000,000	200,123,492
0.375%, due 11/15/15	280,000,000	280,646,003
4.250%, due 11/15/14	380,000,000	380,596,336
Total US government obligations (cost—$2,271,191,596)		2,271,191,596
Repurchase agreements—76.53%
Repurchase agreement dated 10/30/14 with Barclays Capital, Inc., 0.050% due 11/06/14, collateralized by $602,929,900 US Treasury Inflation Index Note, 1.250% due 07/15/20, $1,149,000 US Treasury Bond Principal Strip, zero coupon due 11/15/26 and $18,898,885 US Treasury Bonds Strips, zero coupon due 11/15/31 to 05/15/44; (value—$714,000,108); proceeds: $700,006,806	700,000,000	700,000,000
Repurchase agreement dated 10/31/14 with Barclays Capital, Inc., 0.080% due 11/03/14, collateralized by $61,449,700 US Treasury Note, 1.500% due 10/31/19; (value—$61,200,091); proceeds: $60,000,400	60,000,000	60,000,000
Repurchase agreement dated 10/31/14 with BNP Paribas Securities Corp., 0.100% due 11/03/14, collateralized by $9,607,900 US Treasury Inflation Indexed Bond, 2.375% due 01/15/27 and $36,584,000 US Treasury Note, 2.250% due 03/31/21; (value—$51,080,106); proceeds: $50,000,417	50,000,000	50,000,000

46

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/14 with Federal Reserve Bank of New York, 0.050% due 11/03/14, collateralized by $5,301,367,200 US Treasury Note, 2.500% due 08/15/23; (value—$5,450,022,722); proceeds: $5,450,022,708	$5,450,000,000	$5,450,000,000
Repurchase agreement dated 10/14/14 with Goldman Sachs & Co., 0.050% due 11/07/14, collateralized by $412,766,700 US Treasury Bonds, 4.250% to 7.500% due 11/15/16 to 11/15/40, $14,205,300 US Treasury Inflation Indexed Bond, 2.500% due 01/15/29, $3,212,300 US Treasury Inflation Index Note, 0.125% due 04/15/18, $425,437,101 US Treasury Notes, 0.250% to 4.250% due 11/15/14 to 08/31/20 and $50,811,600 US Treasury Bond Principal Strip, 4.250% due 05/15/39; (value—$1,020,000,102); proceeds: $1,000,047,222[3]	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/14 with Goldman Sachs & Co., 0.030% due 11/03/14, collateralized by $56,928,300 US Treasury Inflation Index Note, 2.000% due 01/15/16; (value—$70,890,044); proceeds: $69,500,174	69,500,000	69,500,000
Repurchase agreement dated 10/28/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 11/04/14, collateralized by $201,602,600 US Treasury Note, 1.875% due 06/30/20; (value—$204,000,055); proceeds: $200,002,333	200,000,000	200,000,000
Repurchase agreement dated 10/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/06/14, collateralized by $919,461,700 US Treasury Notes, 0.875% to 3.125% due 05/15/17 to 10/31/21, $140,000 US Treasury Bond Principal Strip, zero coupon due 05/15/30 and $2,424,544 US Treasury Bonds Strips, zero coupon due 11/15/18 to 05/15/44; (value—$918,000,036); proceeds: $900,012,250	900,000,000	900,000,000

47

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.080% due 11/03/14, collateralized by $55,518,000 US Treasury Notes, 1.375% to 2.500% due 12/31/18 to 08/15/23; (value—$56,100,033); proceeds: $55,000,367	$55,000,000	$55,000,000
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $525,000 US Treasury Note, 1.625% due 06/30/19; (value—$529,656); proceeds: $519,000	519,000	519,000
Repurchase agreement dated 10/30/14 with
Toronto-Dominion Bank, 0.070% due 11/06/14,
collateralized by $40,005,500 US Treasury Bills,
zero coupon due 11/06/14 to 09/17/15,
$37,536,100 US Treasury Bonds, 2.750% to
11.250% due 02/15/15 to 08/15/44, $60,162,900
US Treasury Inflation Indexed Bonds, 0.750% to
3.875% due 01/15/25 to 02/15/44, $190,217,500
US Treasury Inflation Index Notes, 0.125% to
2.000% due 01/15/15 to 07/15/24, $193,414,056
US Treasury Notes, 0.055% to 5.125%
due 11/15/14 to 05/15/24, $404,174,000
US Treasury Bonds Principal Strips,
zero coupon due 11/15/39 to 02/15/44 and
$23,200,000 US Treasury Bonds Strips,
zero coupon due 05/15/28 to 08/15/33;
(value—$765,000,044);
proceeds: $750,010,208	750,000,000	750,000,000
Total repurchase agreements (cost—$9,235,019,000)		9,235,019,000
Total investments (cost—$11,506,210,596 which approximates cost for federal income tax purposes)—95.35%		11,506,210,596
Other assets in excess of liabilities—4.65%		560,734,904
Net assets—100.00%		$12,066,945,500

48

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$2,271,191,596	$—	$2,271,191,596
Repurchase agreements	—	9,235,019,000	—	9,235,019,000
Total	$—	$11,506,210,596	$—	$11,506,210,596

At October 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1  Rates shown are the discount rates at date of purchase.

2  Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3  Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

See accompanying notes to financial statements
49

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—87.81%
Alabama—0.62%
University of Alabama Revenue (University Hospital), Series C, 0.050%, VRD	$9,600,000	$9,600,000
Alaska—2.27%
Alaska International Airports Revenue Refunding (System), Series A, 0.050%, VRD	7,000,000	7,000,000
Alaska State Bond Anticipation Notes, 1.000%, due 03/23/15	20,000,000	20,067,597
Borough of North Slope, Series A, 2.000%, due 06/30/15	8,000,000	8,099,188
		35,166,785
Arizona—0.69%
AK-Chin Indian Community Revenue, 0.070%, VRD	6,700,000	6,700,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.- Irvington Project), 0.070%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.070%, VRD[1,2]	3,750,000	3,750,000
		10,750,000
California—5.88%
California State Revenue Anticipation Notes, 1.500%, due 06/22/15	20,000,000	20,176,635
California Statewide Communities Development Authority Revenue (University of San Diego), 0.050%, VRD	1,870,000	1,870,000
County of Riverside Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	2,000,000	2,018,260
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.040%, VRD	3,200,000	3,200,000
Los Angeles County Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	4,000,000	4,036,388

50

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Los Angeles Water and Power Revenue, Subseries B-5, 0.050%, VRD	$5,400,000	$5,400,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.030%, VRD	4,375,000	4,375,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured), 0.050%, VRD	3,300,000	3,300,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.040%, VRD	14,700,000	14,700,000
Series B, 0.040%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.040%, VRD	5,810,000	5,810,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.040%, VRD	5,000,000	5,000,000
Series C, 0.040%, VRD	6,400,000	6,400,000
Torrance Revenue (Torrance Memorial Medical Center), Series B, 0.030%, VRD	5,000,000	5,000,000
		91,286,283
Colorado—3.74%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-6, 0.070%, VRD	1,915,000	1,915,000
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 1.000%, due 06/29/15	20,000,000	20,116,905
Colorado State General Fund Tax and Revenue Anticipation Notes, Series A, 2.000%, due 06/26/15	10,000,000	10,121,786

51

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Denver City & County Certificates of Participation Refunding, Series A1, 0.070%, VRD	$24,445,000	$24,445,000
Series A3, 0.070%, VRD	1,425,000	1,425,000
		58,023,691
District of Columbia—3.09%
District of Columbia Multimodal University Revenue (American University), 0.050%, VRD	8,200,000	8,200,000
District of Columbia Revenue (German Marshall Fund of the United States), 0.050%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.030%, VRD	10,300,000	10,300,000
Subseries B-2, 0.050%, VRD	8,500,000	8,500,000
Metropolitan Washington, Airport Authority Airport System Revenue, Subseries D-2, 0.070%, VRD	16,990,000	16,990,000
		47,990,000
Florida—4.18%
Gainesville Utilities System Revenue, Series A, 0.050%, VRD	2,470,000	2,470,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.080%, VRD	35,625,000	35,625,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.060%, VRD	20,900,000	20,900,000
Subseries B-1, 0.060%, VRD	5,840,000	5,840,000
		64,835,000

52

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—1.05%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.050%, VRD	$9,050,000	$9,050,000
Series B-2, 0.040%, VRD	7,200,000	7,200,000
		16,250,000
Idaho—1.37%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/15	21,000,000	21,262,129
Illinois—10.90%
City of Chicago, Series D-1, 0.080%, VRD	21,940,000	21,940,000
Series D-2, 0.080%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.060%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.060%, VRD	17,700,000	17,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.050%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.050%, VRD	14,100,000	14,100,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.060%, VRD	7,200,000	7,200,000
Illinois State Educational Facilities Authority (University of Chicago), Series B-3, 0.160%, VRD	10,000,000	10,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.070%, VRD	3,600,000	3,600,000

53

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.050%, VRD	$5,000,000	$5,000,000
Series A-2D, 0.050%, VRD	17,200,000	17,200,000
Illinois State, Series B-5, 0.050%, VRD	27,700,000	27,700,000
Series B-6, 0.050%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.060%, VRD	4,060,000	4,060,000
		169,100,000
Indiana—4.22%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.040%, VRD	10,900,000	10,900,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.070%, VRD	15,150,000	15,150,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.040%, VRD	11,400,000	11,400,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.060%, VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.040%, VRD	17,120,000	17,120,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.050%, VRD	2,600,000	2,600,000
		65,470,000

54

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.16%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project), 0.070%, VRD	$2,485,000	$2,485,000
Kansas—0.50%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.050%, VRD	7,700,000	7,700,000
Kentucky—0.17%
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.060%, VRD	2,560,000	2,560,000
Louisiana—1.53%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.060%, VRD	15,900,000	15,900,000
Series B, 0.060%, VRD	400,000	400,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.060%, VRD	1,000,000	1,000,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.040%, VRD	6,500,000	6,500,000
		23,800,000
Maryland—1.17%
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.040%, VRD	2,000,000	2,000,000
Series B, 0.050%, VRD	5,200,000	5,200,000
Series B-2, 0.050%, VRD	11,000,000	11,000,000
		18,200,000

55

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—3.38%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College), 0.050%, VRD	$1,053,000	$1,053,000
0.050%, VRD	1,996,000	1,996,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585), 0.050%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.060%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan Program), Series N, 0.060%, VRD	1,980,000	1,980,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.060%, VRD	24,500,000	24,500,000
Massachusetts State Revenue Anticipation Notes, Series A, 1.500%, due 04/23/15	10,000,000	10,066,753
		52,390,753
Michigan—0.88%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.070%, VRD	3,900,000	3,900,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.040%, VRD	9,700,000	9,700,000
		13,600,000
Minnesota—1.03%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.060%, VRD	8,165,000	8,165,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.050%, VRD	6,000,000	6,000,000
Series B, 0.050%, VRD	1,850,000	1,850,000
		16,015,000

56

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—0.63%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series G, 0.070%, VRD	$4,000,000	$4,000,000
Series I, 0.070%, VRD	1,000,000	1,000,000
Series K, 0.070%, VRD	3,000,000	3,000,000
Series L, 0.080%, VRD	1,800,000	1,800,000
		9,800,000
Missouri—1.26%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.040%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.060%, VRD	3,760,000	3,760,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.080%, VRD	1,200,000	1,200,000
Series B, 0.070%, VRD	2,500,000	2,500,000
Series C, 0.070%, VRD	8,600,000	8,600,000
0.070%, VRD	300,000	300,000
		19,560,000
Nebraska—0.57%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.060%, VRD	8,845,000	8,845,000

57

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Hampshire—1.41%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.040%, VRD	$21,880,000	$21,880,000
New York—8.59%
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.050%, VRD	9,360,000	9,360,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.040%, VRD	11,475,000	11,475,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.040%, VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.080%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.060%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.040%, VRD	1,450,000	1,450,000
Series BB-5, 0.060%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.070%, VRD	9,645,000	9,645,000
Series B-4, 0.060%, VRD	550,000	550,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.060%, VRD	13,200,000	13,200,000

58

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City, Series F, Subseries F-3, 0.060%, VRD	$1,800,000	$1,800,000
Subseries L-3, 0.060%, VRD	2,800,000	2,800,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.050%, VRD	3,285,000	3,285,000
New York State Dormitory Authority Revenue (Wagner College), 0.040%, VRD	2,665,000	2,665,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.050%, VRD	1,950,000	1,950,000
Series A-2, 0.050%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.060%, VRD	7,000,000	7,000,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.040%, VRD	8,470,000	8,470,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series B, 0.040%, VRD	1,625,000	1,625,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured), 0.050%, VRD	6,900,000	6,900,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.070%, VRD	2,875,000	2,875,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.040%, VRD	3,870,000	3,870,000
Series B-2C, 0.060%, VRD	5,315,000	5,315,000
		133,335,000

59

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—5.97%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.050%, VRD	$41,315,000	$41,315,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.050%, VRD	2,200,000	2,200,000
Series H, 0.070%, VRD	26,185,000	26,185,000
Guilford County, Series B, 0.050%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.060%, VRD	2,115,000	2,115,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.030%, VRD	3,410,000	3,410,000
North Carolina State Obligation Refunding, Series B, 4.000%, due 11/01/14	4,000,000	4,000,000
North Carolina State Obligation Refunding, Series E, 5.000%, due 05/01/15	10,000,000	10,243,883
University of North Carolina Chapel Hill Revenue, Series B, 0.070%, VRD	1,300,000	1,300,000
		92,623,883
Ohio—5.62%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.050%, VRD	28,855,000	28,855,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.060%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.030%, VRD	29,000,000	29,000,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A, 0.050%, VRD	10,800,000	10,800,000

60

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A, 0.050%, VRD	$1,895,000	$1,895,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.040%, VRD	8,000,000	8,000,000
Ohio State (Common Schools), Series B, 0.030%, VRD	2,015,000	2,015,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.060%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E, 0.030%, VRD	1,000,000	1,000,000
		87,210,000
Oregon—1.50%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.040%, VRD	7,700,000	7,700,000
Oregon Health & Science University Revenue, Series C, 0.060%, VRD	4,495,000	4,495,000
Oregon State Tax Anticipation Notes, Series A, 2.000%, due 06/15/15	11,000,000	11,127,801
		23,322,801
Pennsylvania—4.29%
Allegheny County Industrial Development Authority Health Care Facility (Longwood Oakmount, Inc.), 0.070%, VRD	15,685,000	15,685,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.050%, VRD	2,945,000	2,945,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C, 0.050%, VRD	12,465,000	12,465,000
Pennsylvania Higher Educational Facilities Authority College & University Revenue (St. Joseph's University), Series A, 0.050%, VRD	2,000,000	2,000,000

61

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.050%, VRD	$5,325,000	$5,325,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.050%, VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.050%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.030%, VRD	3,370,000	3,370,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.060%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.060%, VRD	5,255,000	5,255,000
		66,585,000
Rhode Island—0.19%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.050%, VRD	3,000,000	3,000,000
Tennessee—0.28%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.040%, VRD	4,370,000	4,370,000
Texas—5.83%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.050%, VRD[1,2]	7,750,000	7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.070%, VRD	10,500,000	10,500,000
Subseries C-2, 0.070%, VRD	5,700,000	5,700,000

62

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.070%, VRD	$6,965,000	$6,965,000
Series A-2, 0.070%, VRD	2,880,000	2,880,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.050%, VRD	4,785,000	4,785,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), Series A, 0.070%, VRD	5,450,000	5,450,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.050%, VRD	6,100,000	6,100,000
Texas (JP Morgan PUTTERs, Series 3238), 0.060%, VRD[1,2]	2,165,000	2,165,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.060%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, 1.500%, due 08/31/15	22,000,000	22,249,030
University of Texas University Revenues (Financing Systems), Series B, 0.030%, VRD	10,000,000	10,000,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.030%, VRD	2,600,000	2,600,000
		90,474,030
Utah—1.42%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.070%, VRD	22,075,000	22,075,000

63

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Virginia—1.10%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.050%, VRD	$10,700,000	$10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.040%, VRD	3,310,000	3,310,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series F, 0.040%, VRD	3,000,000	3,000,000
		17,010,000
Washington—2.14%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.060%, VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A, 0.050%, VRD	20,475,000	20,475,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.050%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.050%, VRD	3,750,000	3,750,000
		33,120,000
Wisconsin—0.13%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 0.050%, VRD	2,000,000	2,000,000
Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.070%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,362,495,355)		1,362,495,355

64

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—12.12%
California—0.39%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.120%, due 01/07/15	$6,000,000	$6,000,000
Connecticut—0.64%
Yale University, 0.070%, due 11/07/14	10,000,000	10,000,000
Illinois—0.68%
Illinois Educational Facilities Authority Revenue, 0.070%, due 12/04/14	10,615,000	10,615,000
Maryland—2.25%
Johns Hopkins University, 0.080%, due 02/05/15	6,900,000	6,900,000
Montgomery County, 0.070%, due 11/05/14	12,000,000	12,000,000
0.060%, due 12/04/14	8,000,000	8,000,000
0.070%, due 12/04/14	8,000,000	8,000,000
		34,900,000
Minnesota—1.93%
Mayo Clinic, 0.080%, due 12/02/14	10,000,000	10,000,000
0.080%, due 12/08/14	20,000,000	20,000,000
		30,000,000
Missouri—0.75%
University of Missouri, 0.040%, due 11/04/14	11,583,000	11,583,000
Tennessee—1.09%
Vanderbilt University, 0.120%, due 11/04/14	8,000,000	8,000,000
0.120%, due 12/16/14	9,000,000	9,000,000
		17,000,000
Texas—1.68%
Dallas Area Rapid Transit, 0.100%, due 02/05/15	4,000,000	4,000,000
0.100%, due 02/05/15	6,000,000	6,000,000
0.070%, due 02/12/15	4,000,000	4,000,000

65

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
University of Texas, 0.050%, due 11/17/14	$12,000,000	$12,000,000
		26,000,000
Virginia—1.74%
University of Virginia, 0.080%, due 12/04/14	7,000,000	7,000,000
0.080%, due 12/09/14	10,000,000	10,000,000
0.080%, due 02/04/15	10,000,000	10,000,000
		27,000,000
Washington—0.97%
University of Washington, 0.110%, due 12/04/14	10,000,000	10,000,000
0.110%, due 12/05/14	5,000,000	5,000,000
		15,000,000
Total tax-exempt commercial paper (cost—$188,098,000)		188,098,000
Total investments (cost—$1,550,593,355 which approximates cost for federal income tax purposes)—99.93%		1,550,593,355
Other assets in excess of liabilities—0.07%		1,032,377
Net assets—100.00%		$1,551,625,732

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Fund's investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,362,495,355	$—	$1,362,495,355
Tax-exempt commercial paper	—	188,098,000	—	188,098,000
Total	$—	$1,550,593,355	$—	$1,550,593,355

At October 31, 2014, there were no transfers between Level 1 and Level 2.
66

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Portfolio footnotes

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.43% of net assets as of October 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2  The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM  Assured Guaranty Municipal Corporation

FGIC  Financial Guaranty Insurance Company

FNMA  Federal National Mortgage Association

PUTTERs  Puttable Tax-Exempt Receipts

ROCS  Reset Option Certificates

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2014 and reset periodically.

See accompanying notes to financial statements
67

Master Trust

Understanding a Master Fund's expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related "feeder funds" should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds' expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor's ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2014 to October 31, 2014.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

68

Master Trust

Understanding a Master Fund's expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

69

Master Trust

Understanding a Master Fund's expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2014	Ending account value October 31, 2014	Expenses paid during period[1] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2014	Ending account value October 31, 2014	Expenses paid during period[1] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

Tax-Free Master Fund

	Beginning account value May 1, 2014	Ending account value October 31, 2014	Expenses paid during period[1] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

1  Expenses are equal to the Master Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

70

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	10/31/14	04/30/14	10/31/13
Weighted average maturity[1]	43 days	35 days	41 days
Net assets (bln)	$14.2	$15.8	$17.5
Portfolio composition[2]	10/31/14	04/30/14	10/31/13
Commercial paper	37.0%	35.2%	44.8%
Certificates of deposit	27.6	24.6	16.8
Time deposits	13.6	13.8	14.0
Repurchase agreements	7.7	13.6	13.3
Short-term corporate obligations	7.8	7.1	5.1
US government and agency obligations	4.6	5.0	6.0
Non-US government obligation	0.8	0.7	—
Other assets less liabilities	0.9	0.0[3]	0.0[3]
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

3  Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

71

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	10/31/14	04/30/14	10/31/13
Weighted average maturity[1]	28 days	27 days	48 days
Net assets (bln)	$12.1	$12.5	$12.9
Portfolio composition[2]	10/31/14	04/30/14	10/31/13
Repurchase agreements	76.5%	72.4%	62.1%
US government obligations	18.8	25.1	36.5
Other assets less liabilities	4.7	2.5	1.4
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

72

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	10/31/14	04/30/14	10/31/13
Weighted average maturity[1]	33 days	23 days	34 days
Net assets (bln)	$1.6	$1.4	$1.6
Portfolio composition[2]	10/31/14	04/30/14	10/31/13
Municipal bonds and notes	87.8%	84.2%	85.1%
Tax-exempt commercial paper	12.1	15.7	14.8
Other assets less liabilities	0.1	0.1	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

73

Master Trust

Statement of operations
For the six months ended October 31, 2014 (unaudited)

	Prime Master Fund	Treasury Master Fund
Investment income:
Interest	$15,602,367	$3,626,926
Expenses:
Investment advisory and administration fees	7,630,024	5,863,070
Trustees' fees	62,513	55,977
	7,692,537	5,919,047
Fee waivers by investment advisor	—	(2,884,625)
Net expenses	7,692,537	3,034,422
Net investment income	7,909,830	592,504
Net realized gain	45,686	64,847
Net increase in net assets resulting from operations	$7,955,516	$657,351

See accompanying notes to financial statements
74

Tax-Free Master Fund
Investment income:
Interest	$488,105
Expenses:
Investment advisory and administration fees	767,579
Trustees' fees	16,751
784,330
Fee waivers by investment advisor	(374,747)
Net expenses	409,583
Net investment income	78,522
Net realized gain	55
Net increase in net assets resulting from operations	$78,577

See accompanying notes to financial statements
75

Master Trust

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
Prime Master Fund
From operations:
Net investment income	$7,909,830	$20,089,113
Net realized gain	45,686	199,522
Net increase in net assets resulting from operations	7,955,516	20,288,635
Net decrease in net assets from beneficial interest transactions	(1,603,475,585)	(3,394,160,779)
Net decrease in net assets	(1,595,520,069)	(3,373,872,144)
Net assets:
Beginning of period	15,763,737,028	19,137,609,172
End of period	$14,168,216,959	$15,763,737,028
Treasury Master Fund
From operations:
Net investment income	$592,504	$1,367,051
Net realized gain	64,847	111,413
Net increase in net assets resulting from operations	657,351	1,478,464
Net increase (decrease) in net assets from beneficial interest transactions	(444,868,573)	284,127,950
Net increase (decrease) in net assets	(444,211,222)	285,606,414
Net assets:
Beginning of period	12,511,156,722	12,225,550,308
End of period	$12,066,945,500	$12,511,156,722
Tax-Free Master Fund
From operations:
Net investment income	$78,522	$233,380
Net realized gain	55	107,759
Net increase in net assets resulting from operations	78,577	341,139
Net increase (decrease) in net assets from beneficial interest transactions	160,509,632	(165,629,447)
Net increase (decrease) in net assets	160,588,209	(165,288,308)
Net assets:
Beginning of period	1,391,037,523	1,556,325,831
End of period	$1,551,625,732	$1,391,037,523

See accompanying notes to financial statements
76

This page intentionally left blank.

77

Master Trust

Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2014
(unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.10%[1]
Net investment income	0.10%[1]
Supplemental data:
Net assets, end of period (000's)	$14,168,217
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.05%[1]
Net investment income	0.01%[1]
Supplemental data:
Net assets, end of period (000's)	$12,066,946
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.05%[1]
Net investment income	0.01%[1]
Supplemental data:
Net assets, end of period (000's)	$1,551,626

1  Annualized.

2  Waiver by advisor represents less than 0.005%.

See accompanying notes to financial statements
78

	Years ended April 30,
	2014	2013	2012	2011	2010
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Net investment income	0.11%	0.19%	0.19%	0.21%	0.25%
Supplemental data:
Net assets, end of period (000's)	$15,763,737	$19,137,609	$15,688,562	$29,569,454	$22,591,869
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%	0.10%[2]	0.06%	0.10%[2]	0.10%
Net investment income	0.01%	0.05%	0.01%	0.09%	0.12%
Supplemental data:
Net assets, end of period (000's)	$12,511,157	$12,225,550	$13,044,384	$7,219,706	$7,335,525
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.07%	0.10%[2]	0.10%[2]	0.10%	0.10%[2]
Net investment income	0.01%	0.06%	0.06%	0.18%	0.20%
Supplemental data:
Net assets, end of period (000's)	$1,391,038	$1,556,326	$1,160,792	$1,485,784	$1,933,132

79

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund", collectively, the "Master Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

80

Master Trust

Notes to financial statements (unaudited)

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust's Board of Trustees (the "Master Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund's own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund's Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation

81

Master Trust

Notes to financial statements (unaudited)

to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund's investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM").

Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

82

Master Trust

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds' Board has approved an investment advisory and administration contract ("Management Contract") with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2014, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,216,644, $469,731 and $52,998, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds' expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds' independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund's average daily net assets. At October 31, 2014, UBS Global AM owed $35,294, $33,626 and $9,947 for the independent trustees fees and expenses to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to

83

Master Trust

Notes to financial statements (unaudited)

waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2014, UBS Global AM voluntarily waived $2,884,625 and $374,747 for Treasury Master Fund and Tax-Free Master Fund, respectively, for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC ("Private Money Market"), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds' investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market's average daily members' equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any

84

Master Trust

Notes to financial statements (unaudited)

UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended October 31, 2014, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$815,620,424
Tax-Free Master Fund	78,574,200

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds' investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds' lending agent. At October 31, 2014, the Master Funds did not have any securities on loan.

85

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Contributions	$21,610,233,062	$49,173,642,552
Withdrawals	(23,213,708,647)	(52,567,803,331)
Net decrease in beneficial interest	$(1,603,475,585)	$(3,394,160,779)
Treasury Master Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Contributions	$12,297,782,766	$25,983,033,439
Withdrawals	(12,742,651,339)	(25,698,905,489)
Net increase (decrease) in beneficial interest	$(444,868,573)	$284,127,950
Tax-Free Master Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Contributions	$991,431,189	$1,704,139,597
Withdrawals	(830,921,557)	(1,869,769,044)
Net increase (decrease) in beneficial interest	$160,509,632	$(165,629,447)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund's assets, income and distributions will be managed in such a way that an SEC registered feeder fund investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2014, that there were no significant

86

Master Trust

Notes to financial statements (unaudited)

uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2014, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Master Funds and expects to update shareholders further in advance of the October 2016 deadline.

87

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund's offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

88

Master Trust

Board approval of management contract
(unaudited)

Background—At a meeting of the board of Master Trust (the "Trust") on July 15-16, 2014, the members of the board, including the trustees who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered and approved the continuance of the management contract (the "Management Contract") between UBS Global Asset Management (Americas) Inc. ("UBS Global AM") and the Trust, with respect to Prime Master Fund ("Prime Master"), Treasury Master Fund ("Treasury Master") and Tax-Free Master Fund ("Tax-Free Master" and, together with Prime Master and Treasury Master, each a "Master Fund" and together the "Master Funds"). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them, including information about UBS Global AM, as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management on several occasions prior to the scheduled board meeting. The Independent Trustees also met in executive session after management's presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered "feeder funds" that invest in the Master Funds (the "Feeder Funds"). The board noted that it received

89

Master Trust

Board approval of management contract
(unaudited)

information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund's and Feeder Fund's affairs and UBS Global AM's role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM's investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds' and the Feeder Funds' expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds' and the Feeder Funds' senior personnel and the Master Funds' portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS Global AM on each Master Fund's and corresponding Feeder Fund's performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS Global AM had approximately $158 billion in assets under management as of March 31, 2014 and was part of the UBS Global Asset Management Division, which had approximately $674 billion in assets under management worldwide as of March 31, 2014. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

90

Master Trust

Board approval of management contract
(unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the "Contractual Management Fee") to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund's expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund's fees, the board assessed (i) each Master Fund's Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund's portion of its Master Fund's Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund's overall expenses.

In addition to reviewing each Feeder Fund's portion of its corresponding Master Fund's Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the "Actual Management Fee"). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2015. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS Global AM's voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrange-

91

Master Trust

Board approval of management contract
(unaudited)

ments are not contractually imposed and could change or terminate at any time in the future.

The board also received and considered information comparing each Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund's portion of its corresponding Master Fund's Contractual Management Fee and Actual Management Fee and each Feeder Fund's overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group").

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management's view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a "cash" mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund's Actual Management Fee and total expenses and the Prime Capital Feeder Fund's Actual Management Fee, the Prime Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds' fees taken into account. (Below median expenses represents fees or expenses that are lower relative to the median and above median ex-

92

Master Trust

Board approval of management contract
(unaudited)

penses represents fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.) The Prime Capital Feeder Fund's Actual Management Fee was the highest in its Expense Group for the comparison periods utilized in the Lipper report.

Management noted that the Prime Institutional Feeder Fund's Actual Management Fee and total expenses were above its Expense Group median and that, in both cases, the difference was 3 basis points (0.03%) or less. Management explained that this differential is largely the result of the Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield).

Management noted that while the Prime Capital Feeder Fund's Actual Management Fee was above its Expense Group median by 11.3 basis points (0.113%), its total expenses were below its Expense Group median. Management stated that the approach in which the waiver is applied for the Prime Capital Feeder Fund differs from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS Global AM applies a methodology of waiving the entire shareholder servicing fee of 15 basis points (0.15%) first and then having the waiver impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the Expense Group median. Management noted that the Prime Capital Feeder Fund has an expense cap of 20 basis points (0.20%). Management further noted that because the Prime Capital Feeder Fund's total expenses are below its peer median, it believes the overall expenses for the fund are in line with its peers.

93

Master Trust

Board approval of management contract
(unaudited)

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds' fees taken into account.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds' fees taken into account. The Tax-Free Preferred Feeder Fund, the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund each had the lowest total expenses in its respective Expense Group for the comparison periods utilized in the Lipper report.

In light of the foregoing, the board determined that the proposed management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services expected to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund's performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2014 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2014. Although the board received informa-

94

Master Trust

Board approval of management contract
(unaudited)

tion for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund's performance is correlated with its corresponding Master Fund's performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the performance of the Prime Institutional Feeder Fund, the Prime Preferred Feeder Fund, the Prime Investor Feeder Fund and the Prime Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the performance of the Treasury Institutional Feeder Fund, the Treasury Preferred Feeder Fund, the Treasury Investor Feeder Fund and the Treasury Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. The Treasury Investor Feeder Fund ranked first in its Performance Universe for the one- and three-year periods. The Treasury Capital Feeder Fund ranked first in its Performance Universe for the one-year period and since inception.

95

Master Trust

Board approval of management contract
(unaudited)

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the performance of the Tax-Free Institutional Feeder, the Tax-Free Preferred Feeder Fund, the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods, as applicable, and since inception, except that the performance of the Tax-Free Investor Fund was below the Performance Universe median for the since inception measuring period. Management noted the Tax-Free Investor Feeder Fund's improved performance over recent periods.

Based on its review, the board concluded that each Master Fund's investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS Global AM realized economies of scale as the Master Funds' assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds' shareholders.

The board noted that although each Master Fund's Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global

96

Master Trust

Board approval of management contract
(unaudited)

AM paid most of each Master Fund's non-management operating expenses under the "unitary" fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds' shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM's ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

97

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President	Thomas Disbrow Vice President and Treasurer
Mark F. Kemper Vice President and Secretary	Robert Sabatino Vice President
Elbridge T. Gerry III Vice President	Erin O. Houston Vice President

Administrator (and Manager for the Master Funds)

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2014. All rights reserved.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1135

Money Market Funds

UBS Select Capital Funds

Semiannual Report
October 31, 2014

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund

UBS Select Capital Funds

December 12, 2014

Dear shareholder,

We present you with the semiannual report for the UBS Select Capital Series of Funds, namely the UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, and UBS Select Tax-Free Capital Fund (the "Funds") for the six-month period ending October 31, 2014 (the "reporting period").

On July 23, 2014, the US Securities and Exchange Commission ("SEC") adopted new regulations for money market funds (while also proposing more changes to be adopted in the future). There is a transition period ranging until October 2016 (for the most significant changes). For more on these changes, refer to "Update on Money Market Regulation" on pages 7 and 8.

Performance

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

• UBS Select Prime Capital Fund: 0.01% as of October 31, 2014, unchanged from April 30, 2014.

• UBS Select Treasury Capital Fund: 0.01% as of October 31, 2014, unchanged from April 30, 2014.

• UBS Select Tax-Free Capital Fund: 0.01% as of October 31, 2014, unchanged from April 30, 2014.

UBS Select Prime
Capital Fund

UBS Select Treasury
Capital Fund

Investment goals
(both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:

Robert Sabatino
UBS Global Asset Management
(Americas) Inc.

Commencement:

July 16, 2012

Dividend payments:

Monthly

UBS Select Tax-Free
Capital Fund
Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

(continued on next page)

UBS Select Capital Funds

For detailed information on the Funds' performance, refer to "Yields and characteristics at a glance" on pages 12 and 13.

Throughout the reporting period, the Federal Reserve Board (the "Fed") continued to hold the federal funds rate (the federal funds rate or the "fed funds rate," is the rate banks charge one another for funds they borrow on an overnight basis) at a historically low range between 0% and 0.25%. (For more details on the Fed's actions, see below.) This continued to depress yields on a wide range of short-term investments.

An interview with the Portfolio Managers

Q.  How would you describe the economic environment during the reporting period?

A.  The overall US economy grew at a seasonally-adjusted annualized rate of 3.5% during the fourth quarter of 2013, which preceded the start of the reporting period. The Commerce Department then reported that first quarter 2014 gross domestic product ("GDP") contracted at a 2.1% rate. This was the first negative reading since the first quarter of 2011, and the downturn was partially attributed to severe winter weather in parts of the country. However, this proved to be a temporary setback for the economy, as GDP growth was 4.6% during the second quarter, the highest rate since the fourth quarter of 2011. The second estimate for third quarter GDP growth was 3.9%.1

Q.  How did the Fed react to the economic environment?

A.  In December 2013, the Fed announced that it would begin paring back its monthly asset purchases (quantitative easing), stating that it would add to its holdings of agency mortgage-backed securities at a

Portfolio Managers:

Elbridge T. Gerry III
Erin O. Houston
UBS Global Asset Management
(Americas) Inc.

Commencement:

July 16, 2012

Dividend payments:

Monthly

1  Based on the Commerce Department's second estimate announced on November 25, 2014, after the reporting period had ended.

UBS Select Capital Funds

reduced pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a reduced pace of $40 billion per month rather than $45 billion per month.

  At its meetings in January, March, April, June, July and September 2014, the Fed said it would further taper its asset purchases, in each case paring its total purchases by $10 billion per month. Finally, at the Fed's meeting in October, it said it had concluded quantitative easing. However, the Fed said that it "currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run."

Q.  Given that the Funds are "feeder funds," how were the portfolios in which they invest managed during the reporting period?

A.  Each Fund is a "feeder fund," investing all of its assets in "Master Funds"—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•  For the Prime Master Fund in which UBS Select Prime Capital Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 35 days. By the end of the period we had lengthened the Master Fund's WAM to 43 days.

  At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

UBS Select Capital Funds

  At the security level, we increased the Master Fund's exposures to commercial paper, short-term corporate obligations and certificates of deposit and, to a lesser extent, non-US government obligations. In contrast, we decreased the Master Fund's exposure to repurchase agreements and pared its allocations to US government and agency obligations, and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•  The WAM for the Master Fund in which UBS Select Treasury Capital Fund invests was 27 days when the reporting period began. Over the review period, the WAM was modestly increased. At the end of the period, on October 31, 2014, the Master Fund had a WAM of 28 days. At the security level, we increased the Master Fund's exposure to repurchase agreements and reduced its exposure to US government obligations.

•  The WAM for the Master Fund in which UBS Select Tax-Free Capital Fund invests was 23 days when the reporting period began. We tactically adjusted the Master Fund's WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was 33 days. Over the review period, we modestly increased the Master Fund's allocation to municipal bonds and notes, while paring its exposure to tax-exempt commercial paper.

Q.  What factors do you believe will affect the Funds over the coming months?

A.  Although the Fed concluded its third round of quantitative easing in October 2014, we do not expect the federal funds rate to be raised from its historically low level until some point in 2015. Turning to the economy, growth is back on track following a period of weakness earlier in the year. In particular, the unemployment rate has moderated and manufacturing remains in an expansionary mode. We believe that the economy will continue to expand in 2015, albeit at a relatively modest pace. We anticipate continuing to manage the Funds focusing on risk and liquidity.

UBS Select Capital Funds

  Also, as noted at the beginning of this letter, the Federal regulations governing money market funds are changing, and we are evaluating how they will impact the Funds.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver President—UBS Money Series UBS Select Prime Capital Fund UBS Select Treasury Capital Fund UBS Select Tax-Free Capital Fund Managing Director UBS Global Asset Management (Americas) Inc.	Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Capital Fund Managing Director UBS Global Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager— UBS Select Prime Capital Fund UBS Select Treasury Capital Fund Managing Director UBS Global Asset Management (Americas) Inc.	Erin O. Houston Portfolio Manager— UBS Select Tax-Free Capital Fund Director UBS Global Asset Management (Americas) Inc.

*  Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Select Capital Funds

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2014. The views and opinions in the letter were current as of December 12, 2014. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds' future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

UBS Select Capital Funds

Update on Money Market Regulation

In prior shareholder reports, we had remarked upon the ongoing regulatory uncertainty that has cast a shadow over money market funds for the past few years.

On July 23, 2014, the US Securities and Exchange Commission ("SEC") adopted new regulations for money market funds (while also proposing more changes to be adopted in the future). There is a transition period ranging until October 2016 (for the most significant changes).

These changes impact all SEC registered money market funds, including the Funds (and the related Master Funds). The changes impact different types of funds in different ways. Here is an overview of some of the more significant changes:

•  "Institutional" prime and "institutional" municipal money market funds will be required to begin using a "floating" net asset value (NAV) per share by October 2016. ("Prime" funds consist of those that buy a variety of private and public debt securities, as opposed to "Treasury/government funds," which limit investments as their name indicates, and municipal funds, which generally buy tax-exempt securities.)

•  A "floating" NAV would be achieved by, among other things, requiring a fund to price its shares out to the fourth decimal place, as compared to the current pricing to the penny (e.g., $1.0000 vs. $1.00). "Retail" prime, "retail" municipal and all Treasury/government funds will continue to be permitted to price their shares at a stable NAV of $1.00 per share.

•  The SEC defined "retail" funds very narrowly as funds that have policies and procedures reasonably designed to ensure that all the beneficial owners of shares are "natural persons" (that is, humans—as opposed to businesses, foundations, etc.). Funds with a "mixed" base of shareowners will need to consider whether to default to the floating NAV model or to take steps to separate out

UBS Select Capital Funds

Update on Money Market Regulation (concluded)

institutional shareholders, even if such investors are limited in number and are small business accounts.

•  All prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. (Treasury/government funds are not required to be subject to the fees/gates limits on redemption privileges.) These fees/gates might only be triggered under very exceptional circumstances.

We also should note that additional requirements will increase the information that is available about the Funds (and related Master Funds) (in some cases, imposing new daily disclosure requirements) and are expected to impose more costs on funds and their advisors. (The above is only a brief summary of some of the more significant aspects of the regulatory changes; shareholders may find additional information on the SEC's web site at www.sec.gov.)

We are analyzing the impact of these changes and will communicate to shareholders as the Funds transition into compliance with the new laws.

UBS Select Capital Funds

Understanding your Fund's expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a "feeder fund" that invests in a corresponding "master fund," the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2014 to October 31, 2014.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

UBS Select Capital Funds

Understanding your Fund's expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

UBS Select Capital Funds

Understanding your Fund's expenses1 (unaudited) (concluded)

UBS Select Prime Capital Fund

	Beginning account value May 1, 2014	Ending account value[2] October 31, 2014	Expenses paid during period[3] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.96	0.19%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.25	0.97	0.19

UBS Select Treasury Capital Fund

	Beginning account value May 1, 2014	Ending account value[2] October 31, 2014	Expenses paid during period[3] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

UBS Select Tax-Free Capital Fund

	Beginning account value May 1, 2014	Ending account value[2] October 31, 2014	Expenses paid during period[3] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

1  The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

2  "Actual—Ending account value" may or may not be reflective of a shareholder's actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

3  Expenses are equal to the Master Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS Select Capital Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Capital Fund

Yields and characteristics	10/31/14	04/30/14	10/31/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.16)	(0.24)	(0.15)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.16)	(0.24)	(0.15)
Weighted average maturity[2]	43 days	35 days	41 days
Net assets (mm)	$2,176.3	$1,749.5	$2,090.3

UBS Select Treasury Capital Fund

Yields and characteristics	10/31/14	04/30/14	10/31/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.31)	(0.32)	(0.30)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.31)	(0.32)	(0.30)
Weighted average maturity[2]	28 days	27 days	48 days
Net assets (mm)	$1,245.0	$1,333.3	$1,334.7

UBS Select Capital Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Capital Fund

Yields and characteristics	10/31/14	04/30/14	10/31/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.32)	(0.30)	(0.27)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.32)	(0.30)	(0.27)
Weighted average maturity[2]	33 days	23 days	34 days
Net assets (mm)	$934.0	$845.2	$846.4

1 Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2 Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, and UBS Select Tax-Free Capital Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Select Capital Funds

Statement of assets and liabilities

October 31, 2014 (unaudited)

	UBS Select Prime Capital Fund	UBS Select Treasury Capital Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund"), at value (cost—$2,176,577,399; $1,244,981,867 and $934,011,074, respectively, which approximates cost for federal income tax purposes)	$2,176,577,399	$1,244,981,867
Receivable from affiliates	—	20,243
Other assets	22,388	14,628
Total assets	2,176,599,787	1,245,016,738
Liabilities:
Payable to affiliates	142,476	—
Dividends payable to shareholders	20,934	10,654
Accrued expenses and other liabilities	105,133	47,684
Total liabilities	268,543	58,338
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 2,176,324,413; 1,244,944,916 and 933,939,547 outstanding, respectively	2,176,324,413	1,244,944,916
Accumulated net realized gain	6,831	13,484
Net assets	$2,176,331,244	$1,244,958,400
Net asset value per share	$1.00	$1.00

See accompanying notes to financial statements

UBS Select Tax-Free Capital Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund"), at value (cost—$2,176,577,399; $1,244,981,867 and $934,011,074, respectively, which approximates cost for federal income tax purposes)	$934,011,074
Receivable from affiliates	18,628
Other assets	15,085
Total assets	934,044,787
Liabilities:
Payable to affiliates	—
Dividends payable to shareholders	8,000
Accrued expenses and other liabilities	45,702
Total liabilities	53,702
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 2,176,324,413; 1,244,944,916 and 933,939,547 outstanding, respectively	933,939,547
Accumulated net realized gain	51,538
Net assets	$933,991,085
Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Capital Funds

Statement of operations

For the six months ended October 31, 2014
(unaudited)

	UBS Select Prime Capital Fund	UBS Select Treasury Capital Fund
Investment income:
Interest income allocated from Master	$2,046,423	$395,356
Expenses allocated from Master	(1,008,705)	(645,553)
Expense waiver allocated from Master	—	314,819
Net investment income allocated from Master	1,037,718	64,622
Expenses:
Service fees	1,512,875	968,329
Administration fees	1,008,488	645,544
Transfer agency fees	64,884	43,456
Professional fees	25,566	25,501
State registration fees	17,599	12,688
Insurance fees	15,925	11,125
Trustees' fees	14,139	12,397
Reports and notices to shareholders	11,848	4,365
Accounting fees	7,058	7,058
Other expenses	4,979	4,026
	2,683,361	1,734,489
Fee waivers and/or expense reimbursements by administrator and distributor	(1,753,885)	(1,734,422)
Net expenses	929,476	67
Net investment income	108,242	64,555
Net realized gain allocated from Master	6,737	6,868
Net increase in net assets resulting from operations	$114,979	$71,423

See accompanying notes to financial statements

UBS Select Tax-Free Capital Fund
Investment income:
Interest income allocated from Master	$294,021
Expenses allocated from Master	(472,301)
Expense waiver allocated from Master	225,564
Net investment income allocated from Master	47,284
Expenses:
Service fees	708,448
Administration fees	472,211
Transfer agency fees	31,073
Professional fees	27,274
State registration fees	13,835
Insurance fees	5,903
Trustees' fees	10,648
Reports and notices to shareholders	5,154
Accounting fees	7,058
Other expenses	3,602
1,285,206
Fee waivers and/or expense reimbursements by administrator and distributor	(1,285,196)
Net expenses	10
Net investment income	47,274
Net realized gain allocated from Master	33
Net increase in net assets resulting from operations	$47,307

See accompanying notes to financial statements

UBS Select Prime Capital Fund

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
From operations:
Net investment income	$108,242	$376,742
Net realized gains	6,737	27,376
Net increase in net assets resulting from operations	114,979	404,118
Dividends and distributions to shareholders from:
Net investment income	(108,242)	(376,742)
Net realized gains	—	(30,784)
Total dividends and distributions to shareholders	(108,242)	(407,526)
Net increase (decrease) in net assets from beneficial interest transactions	426,834,576	(1,038,842,045)
Net increase (decrease) in net assets	426,841,313	(1,038,845,453)
Net assets:
Beginning of period	1,749,489,931	2,788,335,384
End of period	$2,176,331,244	$1,749,489,931
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Treasury Capital Fund

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
From operations:
Net investment income	$64,555	$149,463
Net realized gains	6,868	11,799
Net increase in net assets resulting from operations	71,423	161,262
Dividends and distributions to shareholders from:
Net investment income	(64,555)	(149,463)
Net realized gains	—	(17,384)
Total dividends and distributions to shareholders	(64,555)	(166,847)
Net decrease in net assets from beneficial interest transactions	(88,343,356)	(303,732,583)
Net decrease in net assets	(88,336,488)	(303,738,168)
Net assets:
Beginning of period	1,333,294,888	1,637,033,056
End of period	$1,244,958,400	$1,333,294,888
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Tax-Free Capital Fund

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
From operations:
Net investment income	$47,274	$86,139
Net realized gains	33	58,363
Net increase in net assets resulting from operations	47,307	144,502
Dividends and distributions to shareholders from:
Net investment income	(47,274)	(86,139)
Net realized gains	—	(41,582)
Total dividends and distributions to shareholders	(47,274)	(127,721)
Net increase in net assets from beneficial interest transactions	88,808,394	86,277,825
Net increase in net assets	88,808,427	86,294,606
Net assets:
Beginning of period	845,182,658	758,888,052
End of period	$933,991,085	$845,182,658
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

This page intentionally left blank.

UBS Select Prime Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]
Dividends from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	—	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.01%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%[5]	0.37%
Expenses after fee waivers and/or expense reimbursements[4]	0.19%[5]	0.20%
Net investment income[4]	0.01%[5]	0.02%
Supplemental data:
Net assets, end of period (000's)	$2,176,331	$1,749,490

1  Commencement of operations.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

4  Ratios include the Fund's share of income and expenses allocated from the Master.

5  Annualized.

See accompanying notes to financial statements

For the period July 16, 2012[1] to April 30, 2013
Net asset value, beginning of period	$1.00
Net investment income	0.001
Dividends from net investment income	(0.001)
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.001)
Net asset value, end of period	$1.00
Total investment return[3]	0.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.36%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.20%[5]
Net investment income[4]	0.08%[5]
Supplemental data:
Net assets, end of period (000's)	$2,788,335

See accompanying notes to financial statements

UBS Select Treasury Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]
Dividends from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	—	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%[5]	0.37%
Expenses after fee waivers and/or expense reimbursements[4]	0.05%[5]	0.06%
Net investment income[4]	0.01%[5]	0.01%
Supplemental data:
Net assets, end of period (000's)	$1,244,958	$1,333,295

1  Commencement of operations.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

4  Ratios include the Fund's share of income and expenses allocated from the Master.

5  Annualized.

See accompanying notes to financial statements

For the period July 16, 2012[1] to April 30, 2013
Net asset value, beginning of period	$1.00
Net investment income	0.000[2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.14%[5]
Net investment income[4]	0.01%[5]
Supplemental data:
Net assets, end of period (000's)	$1,637,033

See accompanying notes to financial statements

UBS Select Tax-Free Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]
Dividends from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	—	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%[5]	0.37%
Expenses after fee waivers and/or expense reimbursements[4]	0.05%[5]	0.07%
Net investment income[4]	0.01%[5]	0.01%
Supplemental data:
Net assets, end of period (000's)	$933,991	$845,183

1  Commencement of operations.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

4  Ratios include the Fund's share of income and expenses allocated from the Master.

5  Annualized.

See accompanying notes to financial statements

For the period July 16, 2012[1] to April 30, 2013
Net asset value, beginning of period	$1.00
Net investment income	0.000[2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.14%[5]
Net investment income[4]	0.01%[5]
Supplemental data:
Net assets, end of period (000's)	$758,888

See accompanying notes to financial statements

UBS Select Capital Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Capital Fund ("Prime Capital Fund"), UBS Select Treasury Capital Fund ("Treasury Capital Fund"), and UBS Select Tax-Free Capital Fund ("Tax-Free Capital Fund") (each a "Fund", collectively, the "Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on July 16, 2012. The Trust is a series mutual fund with thirteen operating series. The financial statements for the other series of the Trust are not included herein.

Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund are "feeder funds" that invest substantially all of their assets in "master funds"—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a "Master Fund" and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of its corresponding Master Fund (15.36% for Prime Capital Fund, 10.32% for Treasury Capital Fund and 60.20% for Tax-Free Capital Fund at October 31, 2014). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Funds' financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

UBS Select Capital Funds

Notes to financial statements (unaudited)

that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds' Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal

UBS Select Capital Funds

Notes to financial statements (unaudited)

income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust's board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund's average daily net assets. At October 31, 2014, each Fund owed UBS Global AM for administrative services, net of fee waivers and/or expense reimbursements, as follows:

Fund	Amounts due to UBS Global AM
Prime Capital Fund	$155,609
Treasury Capital Fund	108,152
Tax-Free Capital Fund	80,642

The Funds and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its administration fees and/or reimburse certain operating expenses, and to cause its affiliate UBS Global Asset Management (US) Inc. ("UBS Global AM—US") to waive its shareholder servicing fee, so that each Fund's total ordinary annual operating expenses through August 31, 2015 (excluding interest expense, if any, and extraordinary items) will not exceed 0.20%. (Information regarding waiver of the shareholder servicing fees payable

UBS Select Capital Funds

Notes to financial statements (unaudited)

to UBS Global AM—US appears further below.) For the six months ended October 31, 2014, UBS Global AM was contractually obligated to waive administration fees as follows:

Fund	Amounts waived by UBS Global AM
Prime Capital Fund	$162,121

Each Fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three fiscal years following such waived fees/reimbursed expenses without causing each Fund's expenses in any of those years to exceed such expense cap.

UBS Global AM has also undertaken to waive additional fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2014, UBS Global AM owed each Fund for this additional voluntary fee waiver as follows:

Fund	Amounts owed by UBS Global AM
Prime Capital Fund	$13,133
Treasury Capital Fund	165,458
Tax-Free Capital Fund	129,485

For the six months ended October 31, 2014, UBS Global AM voluntarily waived fees and/or reimbursed expenses as follows:

Fund	Amounts waived and/or reimbursed
Prime Capital Fund	$78,889
Treasury Capital Fund	960,295
Tax-Free Capital Fund	697,763

Such voluntary waived and/or reimbursed amounts are not subject to future recoupment.

UBS Select Capital Funds

Notes to financial statements (unaudited)

At October 31, 2014, the following Funds had remaining administration and shareholder servicing fee waivers and/or expense reimbursements subject to recoupment by UBS Global AM:

Fund	Fee waivers/ expense reimbursements subject to recoupment	Expires April 30, 2016	Expires April 30, 2017	Expires April 30, 2018
Prime Capital Fund	$8,813,548	$3,294,667	$3,843,885	$1,674,996
Treasury Capital Fund	4,733,327	2,093,011	1,866,189	774,127
Tax-Free Capital Fund	2,852,261	1,038,796	1,226,032	587,433

Shareholder services plan

UBS Global AM—US is the principal underwriter and distributor of the Funds' shares. Under the shareholder services plans, UBS Global AM—US is entitled to a monthly service fee payable by each Fund at the annual rate of 0.15% of each Fund's average daily net assets. UBS Global AM—US has undertaken to waive all or a portion of its fees in accordance with the contractual fee waiver and/or expense reimbursement arrangement that continues until August 31, 2015, as explained above. At October 31, 2014, each Fund owed UBS Global AM—US for shareholder services fees as follows:

Fund	Amounts due to UBS Global AM—US
Prime Capital Fund	$—
Treasury Capital Fund	37,063
Tax-Free Capital Fund	30,215

UBS Select Capital Funds

Notes to financial statements (unaudited)

For the six months ended October 31, 2014, UBS Global AM—US waived service fees otherwise payable to it under the shareholder services plans as follows:

Fund	Amounts waived
Prime Capital Fund	$1,512,875
Treasury Capital Fund	774,127
Tax-Free Capital Fund	587,433

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Prime Capital Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Shares sold	11,398,202,843	23,390,203,150
Shares repurchased	(10,971,463,935)	(24,429,529,872)
Dividends reinvested	95,668	484,677
Net increase (decrease) in shares outstanding	426,834,576	(1,038,842,045)
Treasury Capital Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Shares sold	4,513,082,305	11,453,983,636
Shares repurchased	(4,601,488,702)	(11,757,878,619)
Dividends reinvested	63,041	162,400
Net decrease in shares outstanding	(88,343,356)	(303,732,583)
Tax-Free Capital Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Shares sold	3,343,655,025	6,574,787,581
Shares repurchased	(3,254,891,993)	(6,488,634,744)
Dividends reinvested	45,362	124,988
Net increase in shares outstanding	88,808,394	86,277,825

UBS Select Capital Funds

Notes to financial statements (unaudited)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Capital Fund and Treasury Capital Fund during the six months ended October 31, 2014 and the fiscal year ended April 30, 2014 was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Capital Fund will be determined at the end of the Fund's fiscal year ending April 30, 2015. The tax character of distributions paid to shareholders by Tax-Free Capital Fund during the fiscal year ended April 30, 2014 was 67.44% tax-exempt income and 32.56% long-term capital gain.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Funds' fiscal year ending April 30, 2015.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2014, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2014, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

UBS Select Capital Funds

Notes to financial statements (unaudited)

Regulatory developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Funds and expects to update shareholders further in advance of the October 2016 deadline.

UBS Select Capital Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' and Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' and Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund's portfolio holdings; and (b) information regarding each Master Fund's weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Capital Fund invests) is available on a weekly basis at the Web address noted in the Funds' prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund's (and corresponding Master Fund's) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
US government and agency obligations—4.55%
Federal Home Loan Bank
0.125%, due 06/02/15	$100,000,000	$99,976,722
0.170%, due 09/08/15[1]	150,000,000	149,779,708
0.190%, due 10/22/15	100,000,000	99,987,691
Federal Home Loan Mortgage Corp.*
0.145%, due 01/26/15[1]	150,000,000	149,948,042
US Treasury Notes
0.375%, due 11/15/15	145,000,000	145,334,537
Total US government and agency obligations (cost—$645,026,700)		645,026,700
Time deposits—13.62%
Banking-non-US—13.62%
Credit Agricole Corporate & Investment Bank
0.070%, due 11/03/14	680,000,000	680,000,000
DnB NOR Bank ASA
0.050%, due 11/03/14	250,000,000	250,000,000
Natixis
0.050%, due 11/03/14	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB
0.050%, due 11/03/14	300,000,000	300,000,000
Svenska Handelsbanken
0.040%, due 11/03/14	500,000,000	500,000,000
Total time deposits (cost—$1,930,000,000)		1,930,000,000
Certificates of deposit—27.63%
Banking-non-US—25.02%
Bank of Montreal
0.233%, due 11/10/14[2]	133,000,000	133,015,494
0.220%, due 04/09/15	150,000,000	150,000,000
Bank of Nova Scotia
0.287%, due 11/19/14[2]	232,000,000	232,000,000
0.333%, due 01/30/15[2]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.190%, due 12/22/14	150,000,000	150,000,000
BNP Paribas SA
0.060%, due 11/06/14	300,000,000	300,000,000

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Canadian Imperial Bank of Commerce
0.240%, due 11/03/14[2]	$40,000,000	$40,000,000
Credit Industriel et Commercial
0.120%, due 11/05/14	177,000,000	177,000,000
0.120%, due 11/06/14	175,000,000	175,000,000
KBC Bank NV
0.120%, due 11/03/14	400,000,000	400,000,000
Mizuho Bank Ltd.
0.210%, due 12/19/14	122,000,000	122,000,000
National Australia Bank Ltd.
0.231%, due 01/06/15[2]	173,000,000	173,000,000
Natixis
0.222%, due 11/03/14[2]	204,000,000	204,000,000
0.222%, due 11/04/14[2]	150,000,000	150,000,000
Nordea Bank Finland PLC
0.290%, due 11/20/14	171,000,000	171,000,000
Rabobank Nederland NV
0.279%, due 01/12/15[2]	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.
0.200%, due 11/10/14	150,000,000	150,000,000
Swedbank AB
0.090%, due 11/04/14	325,000,000	325,000,000
0.080%, due 11/05/14	78,000,000	78,000,000
Toronto-Dominion Bank
0.230%, due 02/24/15	128,000,000	128,000,000
		3,545,015,494
Banking-US—2.61%
Branch Banking & Trust Co.
0.100%, due 11/03/14	57,000,000	57,000,000
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	173,000,000	173,000,000
0.320%, due 10/28/15	139,500,000	139,500,000
		369,500,000
Total certificates of deposit (cost—$3,914,515,494)		3,914,515,494

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—36.97%
Asset backed-miscellaneous—14.73%
Antalis US Funding Corp.
0.090%, due 11/04/14	$66,100,000	$66,099,504
0.160%, due 11/12/14	56,050,000	56,047,260
Atlantic Asset Securitization LLC
0.183%, due 11/12/14[2]	250,000,000	250,000,000
0.182%, due 11/24/14[2]	150,000,000	150,000,000
Barton Capital LLC
0.183%, due 11/12/14[2]	250,000,000	250,000,000
0.183%, due 11/24/14[2]	150,000,000	150,000,000
Liberty Street Funding LLC
0.180%, due 12/03/14	78,000,000	77,987,520
LMA Americas LLC
0.090%, due 11/05/14	125,000,000	124,998,750
0.203%, due 11/10/14[2]	97,000,000	97,000,000
Old Line Funding LLC
0.190%, due 12/16/14	53,000,000	52,987,412
0.230%, due 01/06/15	162,000,000	161,931,690
0.225%, due 01/13/15	100,000,000	99,954,375
0.225%, due 01/15/15	50,000,000	49,976,563
Thunder Bay Funding LLC
0.190%, due 02/17/15	28,000,000	27,984,040
Versailles Commercial Paper LLC
0.192%, due 11/03/14[2]	100,000,000	100,000,000
0.193%, due 11/10/14[2]	50,000,000	50,000,000
0.207%, due 11/20/14[2]	70,000,000	70,000,000
0.204%, due 11/26/14[2]	150,000,000	150,000,000
Victory Receivables Corp.
0.140%, due 11/12/14	102,000,000	101,995,637
		2,086,962,751
Banking-non-US—12.23%
Australia & New Zealand Banking Group Ltd.
0.207%, due 11/18/14[2]	100,000,000	100,000,000

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Banking-non-US—(concluded)
Commonwealth Bank of Australia
0.233%, due 11/07/14[2]	$150,000,000	$150,000,000
Erste Abwicklungsanstalt
0.170%, due 02/23/15	100,000,000	99,946,167
Mitsubishi UFJ Trust & Banking Corp.
0.210%, due 12/01/14	150,000,000	149,973,806
0.190%, due 01/12/15	100,000,000	99,961,944
Natixis
0.100%, due 11/05/14	40,000,000	39,999,556
NRW Bank
0.050%, due 11/07/14	200,000,000	199,998,333
Oversea-Chinese Banking Corp. Ltd.
0.250%, due 11/14/14	75,000,000	74,993,229
Skandinaviska Enskilda Banken AB
0.250%, due 04/08/15	125,000,000	124,862,847
Sumitomo Mitsui Banking Corp.
0.200%, due 01/07/15	250,000,000	249,906,944
United Overseas Bank Ltd.
0.180%, due 12/08/14	35,600,000	35,593,414
Westpac Banking Corp.
0.223%, due 11/10/14[2]	87,000,000	87,000,000
0.227%, due 11/19/14[2]	60,000,000	60,003,793
0.360%, due 09/24/15	45,500,000	45,351,215
Westpac Securities NZ Ltd.
0.200%, due 01/07/15	80,000,000	79,970,222
0.210%, due 01/07/15	135,000,000	134,947,238
		1,732,508,708
Banking-US—4.73%
Bedford Row Funding Corp.
0.180%, due 02/12/15	85,000,000	84,956,225
0.200%, due 03/04/15	100,000,000	99,931,667
Fortis Funding LLC
0.040%, due 11/03/14	185,000,000	184,999,589

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-US—(concluded)
National Australia Funding Delaware, Inc.
0.200%, due 01/14/15	$150,000,000	$149,938,333
Rabobank USA Financial Corp.
0.210%, due 01/15/15	150,000,000	149,934,375
		669,760,189
Energy-integrated—4.57%
CNPC Finance HK Ltd.
0.350%, due 11/03/14	100,000,000	99,997,917
0.400%, due 11/10/14	150,000,000	149,985,097
0.360%, due 11/18/14	50,000,000	49,991,500
0.430%, due 12/08/14	21,500,000	21,490,498
0.430%, due 12/22/14	50,000,000	49,969,583
Sinopec Century Bright Capital Investment Ltd.
0.400%, due 11/10/14	105,000,000	104,989,500
0.400%, due 11/13/14	30,000,000	29,996,000
0.400%, due 01/05/15	142,000,000	141,897,445
		648,317,540
Finance-non-captive diversified—0.71%
General Electric Capital Corp.
0.210%, due 03/04/15	101,000,000	100,927,532
Total commercial paper (cost—$5,238,476,720)		5,238,476,720
Non-US government agency—0.81%
Export Development Canada
0.150%, due 11/03/14[2,3] (cost—$115,000,000)	115,000,000	115,000,000
Short-term corporate obligations—7.84%
Banking-non-US—5.22%
Australia & New Zealand Banking Group Ltd.
1.385%, due 12/12/14[2,3]	25,000,000	25,109,134
Barclays Bank PLC
0.484%, due 11/15/14[2,4]	225,000,000	225,000,000
0.484%, due 12/15/14[2,4]	125,000,000	125,000,000

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Short-term corporate obligations—(concluded)
Banking-non-US—(concluded)
Royal Bank of Canada
0.322%, due 01/07/15[2,3]	$175,000,000	$175,000,000
Svenska Handelsbanken AB
0.322%, due 11/28/14[2,3]	190,000,000	190,000,000
		740,109,134
Banking-US—1.24%
Wells Fargo Bank N.A.
0.324%, due 12/15/14[2]	50,000,000	50,000,000
0.373%, due 12/22/14[2]	125,000,000	125,000,000
		175,000,000
Supranationals—1.38%
Inter-American Development Bank
0.190%, due 11/03/14[2]	75,000,000	75,016,287
International Bank for Reconstruction & Development
0.140%, due 11/03/14[2]	120,000,000	120,000,000
		195,016,287
Total short-term corporate obligations (cost—$1,110,125,421)		1,110,125,421
Repurchase agreements—7.68%
Repurchase agreement dated 10/31/14 with Federal Reserve Bank of New York, 0.050% due 11/03/14, collateralized by $291,935,500 US Treasury Bond, 3.125% due 02/15/42; (value—$300,001,305); proceeds: $300,001,250	300,000,000	300,000,000
Repurchase agreement dated 10/31/14 with Goldman Sachs & Co., 0.080% due 11/03/14, collateralized by $7,215,000 Federal Home Loan Bank obligations, 1.300% due 08/11/16, $1,460,835 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.000% due 11/20/14 to 12/10/18, $30,804,000 Federal National Mortgage Association obligations, zero coupon to 5.000% due 02/26/15 to 04/27/17 and $7,400,000 Tennessee Valley Authority, 4.625% to 4.875% due 01/15/48 to 09/15/60; (value—$48,348,001); proceeds: $47,400,316	47,400,000	47,400,000

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/20/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.450% due 11/07/14, collateralized by $846,856,151 various asset-backed convertible bonds, zero coupon to 10.500% due 05/01/15 to 05/15/52; (value—$106,769,121); proceeds: $100,022,500[5]	$100,000,000	$100,000,000
Repurchase agreement dated 10/20/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.550% due 12/05/14, collateralized by $3,072,559,274 various asset-backed convertible bonds, zero coupon to 36.396% due 08/08/16 to 09/25/57; (value—$347,513,680); proceeds: $325,228,403[4,5]	325,000,000	325,000,000
Repurchase agreement dated 10/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.080% due 11/06/14, collateralized by $492,010,520 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 05/15/23 to 01/15/43, $562,789,677 Federal National Mortgage Association obligations, 4.500% to 10.500% due 03/25/19 to 01/01/41 and $152,795,541 Government National Mortgage Association obligations, 3.500% due 10/20/44; (value—$255,000,000); proceeds: $250,003,889	250,000,000	250,000,000
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $230,000 Federal Home Loan Mortgage Corp. obligations, 2.000% due 11/02/22; (value—$217,733); proceeds: $209,000	209,000	209,000

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/14 with Toronto-Dominion Bank, 0.100% due 11/03/14, collateralized by $11,450,998 Federal Home Loan Mortgage Corp. obligations, 3.000% due 01/01/43 and $56,333,935 Federal National Mortgage Association obligations, 2.500% to 4.500% due 11/01/27 to 08/01/44; (value—$66,300,001); proceeds: $65,000,542	$65,000,000	$65,000,000
Total repurchase agreements (cost—$1,087,609,000)		1,087,609,000
Total investments (cost—$14,040,753,335 which approximates cost for federal income tax purposes)—99.10%		14,040,753,335
Other assets in excess of liabilities—0.90%		127,463,624
Net assets—100.00%		$14,168,216,959

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$645,026,700	$—	$645,026,700
Time deposits	—	1,930,000,000	—	1,930,000,000
Certificates of deposit	—	3,914,515,494	—	3,914,515,494
Commercial paper	—	5,238,476,720	—	5,238,476,720
Non-US government agency	—	115,000,000	—	115,000,000
Short-term corporate obligations	—	1,110,125,421	—	1,110,125,421
Repurchase agreements	—	1,087,609,000	—	1,087,609,000
Total	$—	$14,040,753,335	$—	$14,040,753,335

At October 31, 2014, there were no transfers between Level 1 and Level 2.

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	38.0%
Sweden	10.8
France	8.9
Canada	7.9
United Kingdom	7.3
Japan	6.6
Australia	6.1
China	4.6
Belgium	2.8
Germany	2.1
Norway	1.8
Finland	1.2
Netherlands	1.1
Singapore	0.8
Total	100.0%

Portfolio footnotes

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1  Rates shown are the discount rates at date of purchase.

2  Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.57% of net assets as of October 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4  Illiquid investment as of October 31, 2014.

5  Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2014.

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
US government obligations—18.82%
US Treasury Bills[1]
0.010%, due 01/02/15	$250,000,000	$249,995,695
0.023%, due 04/02/15	250,000,000	249,976,250
0.025%, due 01/15/15	275,000,000	274,985,677
0.111%, due 08/20/15	200,000,000	199,820,744
US Treasury Notes
0.073%, due 11/03/14[2]	300,000,000	300,027,311
0.250%, due 01/15/15	135,000,000	135,020,088
0.250%, due 02/15/15	200,000,000	200,123,492
0.375%, due 11/15/15	280,000,000	280,646,003
4.250%, due 11/15/14	380,000,000	380,596,336
Total US government obligations (cost—$2,271,191,596)		2,271,191,596
Repurchase agreements—76.53%
Repurchase agreement dated 10/30/14 with Barclays Capital, Inc., 0.050% due 11/06/14, collateralized by $602,929,900 US Treasury Inflation Index Note, 1.250% due 07/15/20, $1,149,000 US Treasury Bond Principal Strip, zero coupon due 11/15/26 and $18,898,885 US Treasury Bonds Strips, zero coupon due 11/15/31 to 05/15/44; (value—$714,000,108); proceeds: $700,006,806	700,000,000	700,000,000
Repurchase agreement dated 10/31/14 with Barclays Capital, Inc., 0.080% due 11/03/14, collateralized by $61,449,700 US Treasury Note, 1.500% due 10/31/19; (value—$61,200,091); proceeds: $60,000,400	60,000,000	60,000,000
Repurchase agreement dated 10/31/14 with BNP Paribas Securities Corp., 0.100% due 11/03/14, collateralized by $9,607,900 US Treasury Inflation Indexed Bond, 2.375% due 01/15/27 and $36,584,000 US Treasury Note, 2.250% due 03/31/21; (value—$51,080,106); proceeds: $50,000,417	50,000,000	50,000,000

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/14 with Federal Reserve Bank of New York, 0.050% due 11/03/14, collateralized by $5,301,367,200 US Treasury Note, 2.500% due 08/15/23; (value—$5,450,022,722); proceeds: $5,450,022,708	$5,450,000,000	$5,450,000,000
Repurchase agreement dated 10/14/14 with Goldman Sachs & Co., 0.050% due 11/07/14, collateralized by $412,766,700 US Treasury Bonds, 4.250% to 7.500% due 11/15/16 to 11/15/40, $14,205,300 US Treasury Inflation Indexed Bond, 2.500% due 01/15/29, $3,212,300 US Treasury Inflation Index Note, 0.125% due 04/15/18, $425,437,101 US Treasury Notes, 0.250% to 4.250% due 11/15/14 to 08/31/20 and $50,811,600 US Treasury Bond Principal Strip, 4.250% due 05/15/39; (value—$1,020,000,102); proceeds: $1,000,047,222[3]	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/14 with Goldman Sachs & Co., 0.030% due 11/03/14, collateralized by $56,928,300 US Treasury Inflation Index Note, 2.000% due 01/15/16; (value—$70,890,044); proceeds: $69,500,174	69,500,000	69,500,000
Repurchase agreement dated 10/28/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 11/04/14, collateralized by $201,602,600 US Treasury Note, 1.875% due 06/30/20; (value—$204,000,055); proceeds: $200,002,333	200,000,000	200,000,000
Repurchase agreement dated 10/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/06/14, collateralized by $919,461,700 US Treasury Notes, 0.875% to 3.125% due 05/15/17 to 10/31/21, $140,000 US Treasury Bond Principal Strip, zero coupon due 05/15/30 and $2,424,544 US Treasury Bonds Strips, zero coupon due 11/15/18 to 05/15/44; (value—$918,000,036); proceeds: $900,012,250	900,000,000	900,000,000

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.080% due 11/03/14, collateralized by $55,518,000 US Treasury Notes, 1.375% to 2.500% due 12/31/18 to 08/15/23; (value—$56,100,033); proceeds: $55,000,367	$55,000,000	$55,000,000
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $525,000 US Treasury Note, 1.625% due 06/30/19; (value—$529,656); proceeds: $519,000	519,000	519,000
Repurchase agreement dated 10/30/14 with
Toronto-Dominion Bank, 0.070% due 11/06/14,
collateralized by $40,005,500 US Treasury Bills,
zero coupon due 11/06/14 to 09/17/15,
$37,536,100 US Treasury Bonds, 2.750% to
11.250% due 02/15/15 to 08/15/44, $60,162,900
US Treasury Inflation Indexed Bonds, 0.750% to
3.875% due 01/15/25 to 02/15/44, $190,217,500
US Treasury Inflation Index Notes, 0.125% to
2.000% due 01/15/15 to 07/15/24, $193,414,056
US Treasury Notes, 0.055% to 5.125%
due 11/15/14 to 05/15/24, $404,174,000
US Treasury Bonds Principal Strips,
zero coupon due 11/15/39 to 02/15/44 and
$23,200,000 US Treasury Bonds Strips,
zero coupon due 05/15/28 to 08/15/33;
(value—$765,000,044);
proceeds: $750,010,208	750,000,000	750,000,000
Total repurchase agreements (cost—$9,235,019,000)		9,235,019,000
Total investments (cost—$11,506,210,596 which approximates cost for federal income tax purposes)—95.35%		11,506,210,596
Other assets in excess of liabilities—4.65%		560,734,904
Net assets—100.00%		$12,066,945,500

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$2,271,191,596	$—	$2,271,191,596
Repurchase agreements	—	9,235,019,000	—	9,235,019,000
Total	$—	$11,506,210,596	$—	$11,506,210,596

At October 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1  Rates shown are the discount rates at date of purchase.

2  Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3  Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—87.81%
Alabama—0.62%
University of Alabama Revenue (University Hospital), Series C, 0.050%, VRD	$9,600,000	$9,600,000
Alaska—2.27%
Alaska International Airports Revenue Refunding (System), Series A, 0.050%, VRD	7,000,000	7,000,000
Alaska State Bond Anticipation Notes, 1.000%, due 03/23/15	20,000,000	20,067,597
Borough of North Slope, Series A, 2.000%, due 06/30/15	8,000,000	8,099,188
		35,166,785
Arizona—0.69%
AK-Chin Indian Community Revenue, 0.070%, VRD	6,700,000	6,700,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.- Irvington Project), 0.070%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.070%, VRD[1,2]	3,750,000	3,750,000
		10,750,000
California—5.88%
California State Revenue Anticipation Notes, 1.500%, due 06/22/15	20,000,000	20,176,635
California Statewide Communities Development Authority Revenue (University of San Diego), 0.050%, VRD	1,870,000	1,870,000
County of Riverside Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	2,000,000	2,018,260
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.040%, VRD	3,200,000	3,200,000
Los Angeles County Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	4,000,000	4,036,388

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Los Angeles Water and Power Revenue, Subseries B-5, 0.050%, VRD	$5,400,000	$5,400,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.030%, VRD	4,375,000	4,375,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured), 0.050%, VRD	3,300,000	3,300,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.040%, VRD	14,700,000	14,700,000
Series B, 0.040%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.040%, VRD	5,810,000	5,810,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.040%, VRD	5,000,000	5,000,000
Series C, 0.040%, VRD	6,400,000	6,400,000
Torrance Revenue (Torrance Memorial Medical Center), Series B, 0.030%, VRD	5,000,000	5,000,000
		91,286,283
Colorado—3.74%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-6, 0.070%, VRD	1,915,000	1,915,000
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 1.000%, due 06/29/15	20,000,000	20,116,905
Colorado State General Fund Tax and Revenue Anticipation Notes, Series A, 2.000%, due 06/26/15	10,000,000	10,121,786

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Denver City & County Certificates of Participation Refunding, Series A1, 0.070%, VRD	$24,445,000	$24,445,000
Series A3, 0.070%, VRD	1,425,000	1,425,000
		58,023,691
District of Columbia—3.09%
District of Columbia Multimodal University Revenue (American University), 0.050%, VRD	8,200,000	8,200,000
District of Columbia Revenue (German Marshall Fund of the United States), 0.050%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.030%, VRD	10,300,000	10,300,000
Subseries B-2, 0.050%, VRD	8,500,000	8,500,000
Metropolitan Washington, Airport Authority Airport System Revenue, Subseries D-2, 0.070%, VRD	16,990,000	16,990,000
		47,990,000
Florida—4.18%
Gainesville Utilities System Revenue, Series A, 0.050%, VRD	2,470,000	2,470,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.080%, VRD	35,625,000	35,625,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.060%, VRD	20,900,000	20,900,000
Subseries B-1, 0.060%, VRD	5,840,000	5,840,000
		64,835,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—1.05%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.050%, VRD	$9,050,000	$9,050,000
Series B-2, 0.040%, VRD	7,200,000	7,200,000
		16,250,000
Idaho—1.37%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/15	21,000,000	21,262,129
Illinois—10.90%
City of Chicago, Series D-1, 0.080%, VRD	21,940,000	21,940,000
Series D-2, 0.080%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.060%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.060%, VRD	17,700,000	17,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.050%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.050%, VRD	14,100,000	14,100,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.060%, VRD	7,200,000	7,200,000
Illinois State Educational Facilities Authority (University of Chicago), Series B-3, 0.160%, VRD	10,000,000	10,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.070%, VRD	3,600,000	3,600,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.050%, VRD	$5,000,000	$5,000,000
Series A-2D, 0.050%, VRD	17,200,000	17,200,000
Illinois State, Series B-5, 0.050%, VRD	27,700,000	27,700,000
Series B-6, 0.050%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.060%, VRD	4,060,000	4,060,000
		169,100,000
Indiana—4.22%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.040%, VRD	10,900,000	10,900,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.070%, VRD	15,150,000	15,150,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.040%, VRD	11,400,000	11,400,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.060%, VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.040%, VRD	17,120,000	17,120,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.050%, VRD	2,600,000	2,600,000
		65,470,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.16%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project), 0.070%, VRD	$2,485,000	$2,485,000
Kansas—0.50%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.050%, VRD	7,700,000	7,700,000
Kentucky—0.17%
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.060%, VRD	2,560,000	2,560,000
Louisiana—1.53%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.060%, VRD	15,900,000	15,900,000
Series B, 0.060%, VRD	400,000	400,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.060%, VRD	1,000,000	1,000,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.040%, VRD	6,500,000	6,500,000
		23,800,000
Maryland—1.17%
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.040%, VRD	2,000,000	2,000,000
Series B, 0.050%, VRD	5,200,000	5,200,000
Series B-2, 0.050%, VRD	11,000,000	11,000,000
		18,200,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—3.38%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College), 0.050%, VRD	$1,053,000	$1,053,000
0.050%, VRD	1,996,000	1,996,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585), 0.050%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.060%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan Program), Series N, 0.060%, VRD	1,980,000	1,980,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.060%, VRD	24,500,000	24,500,000
Massachusetts State Revenue Anticipation Notes, Series A, 1.500%, due 04/23/15	10,000,000	10,066,753
		52,390,753
Michigan—0.88%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.070%, VRD	3,900,000	3,900,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.040%, VRD	9,700,000	9,700,000
		13,600,000
Minnesota—1.03%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.060%, VRD	8,165,000	8,165,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.050%, VRD	6,000,000	6,000,000
Series B, 0.050%, VRD	1,850,000	1,850,000
		16,015,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—0.63%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series G, 0.070%, VRD	$4,000,000	$4,000,000
Series I, 0.070%, VRD	1,000,000	1,000,000
Series K, 0.070%, VRD	3,000,000	3,000,000
Series L, 0.080%, VRD	1,800,000	1,800,000
		9,800,000
Missouri—1.26%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.040%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.060%, VRD	3,760,000	3,760,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.080%, VRD	1,200,000	1,200,000
Series B, 0.070%, VRD	2,500,000	2,500,000
Series C, 0.070%, VRD	8,600,000	8,600,000
0.070%, VRD	300,000	300,000
		19,560,000
Nebraska—0.57%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.060%, VRD	8,845,000	8,845,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Hampshire—1.41%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.040%, VRD	$21,880,000	$21,880,000
New York—8.59%
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.050%, VRD	9,360,000	9,360,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.040%, VRD	11,475,000	11,475,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.040%, VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.080%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.060%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.040%, VRD	1,450,000	1,450,000
Series BB-5, 0.060%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.070%, VRD	9,645,000	9,645,000
Series B-4, 0.060%, VRD	550,000	550,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.060%, VRD	13,200,000	13,200,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City, Series F, Subseries F-3, 0.060%, VRD	$1,800,000	$1,800,000
Subseries L-3, 0.060%, VRD	2,800,000	2,800,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.050%, VRD	3,285,000	3,285,000
New York State Dormitory Authority Revenue (Wagner College), 0.040%, VRD	2,665,000	2,665,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.050%, VRD	1,950,000	1,950,000
Series A-2, 0.050%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.060%, VRD	7,000,000	7,000,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.040%, VRD	8,470,000	8,470,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series B, 0.040%, VRD	1,625,000	1,625,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured), 0.050%, VRD	6,900,000	6,900,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.070%, VRD	2,875,000	2,875,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.040%, VRD	3,870,000	3,870,000
Series B-2C, 0.060%, VRD	5,315,000	5,315,000
		133,335,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—5.97%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.050%, VRD	$41,315,000	$41,315,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.050%, VRD	2,200,000	2,200,000
Series H, 0.070%, VRD	26,185,000	26,185,000
Guilford County, Series B, 0.050%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.060%, VRD	2,115,000	2,115,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.030%, VRD	3,410,000	3,410,000
North Carolina State Obligation Refunding, Series B, 4.000%, due 11/01/14	4,000,000	4,000,000
North Carolina State Obligation Refunding, Series E, 5.000%, due 05/01/15	10,000,000	10,243,883
University of North Carolina Chapel Hill Revenue, Series B, 0.070%, VRD	1,300,000	1,300,000
		92,623,883
Ohio—5.62%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.050%, VRD	28,855,000	28,855,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.060%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.030%, VRD	29,000,000	29,000,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A, 0.050%, VRD	10,800,000	10,800,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A, 0.050%, VRD	$1,895,000	$1,895,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.040%, VRD	8,000,000	8,000,000
Ohio State (Common Schools), Series B, 0.030%, VRD	2,015,000	2,015,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.060%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E, 0.030%, VRD	1,000,000	1,000,000
		87,210,000
Oregon—1.50%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.040%, VRD	7,700,000	7,700,000
Oregon Health & Science University Revenue, Series C, 0.060%, VRD	4,495,000	4,495,000
Oregon State Tax Anticipation Notes, Series A, 2.000%, due 06/15/15	11,000,000	11,127,801
		23,322,801
Pennsylvania—4.29%
Allegheny County Industrial Development Authority Health Care Facility (Longwood Oakmount, Inc.), 0.070%, VRD	15,685,000	15,685,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.050%, VRD	2,945,000	2,945,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C, 0.050%, VRD	12,465,000	12,465,000
Pennsylvania Higher Educational Facilities Authority College & University Revenue (St. Joseph's University), Series A, 0.050%, VRD	2,000,000	2,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.050%, VRD	$5,325,000	$5,325,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.050%, VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.050%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.030%, VRD	3,370,000	3,370,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.060%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.060%, VRD	5,255,000	5,255,000
		66,585,000
Rhode Island—0.19%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.050%, VRD	3,000,000	3,000,000
Tennessee—0.28%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.040%, VRD	4,370,000	4,370,000
Texas—5.83%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.050%, VRD[1,2]	7,750,000	7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.070%, VRD	10,500,000	10,500,000
Subseries C-2, 0.070%, VRD	5,700,000	5,700,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.070%, VRD	$6,965,000	$6,965,000
Series A-2, 0.070%, VRD	2,880,000	2,880,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.050%, VRD	4,785,000	4,785,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), Series A, 0.070%, VRD	5,450,000	5,450,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.050%, VRD	6,100,000	6,100,000
Texas (JP Morgan PUTTERs, Series 3238), 0.060%, VRD[1,2]	2,165,000	2,165,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.060%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, 1.500%, due 08/31/15	22,000,000	22,249,030
University of Texas University Revenues (Financing Systems), Series B, 0.030%, VRD	10,000,000	10,000,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.030%, VRD	2,600,000	2,600,000
		90,474,030
Utah—1.42%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.070%, VRD	22,075,000	22,075,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Virginia—1.10%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.050%, VRD	$10,700,000	$10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.040%, VRD	3,310,000	3,310,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series F, 0.040%, VRD	3,000,000	3,000,000
		17,010,000
Washington—2.14%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.060%, VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A, 0.050%, VRD	20,475,000	20,475,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.050%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.050%, VRD	3,750,000	3,750,000
		33,120,000
Wisconsin—0.13%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 0.050%, VRD	2,000,000	2,000,000
Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.070%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,362,495,355)		1,362,495,355

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—12.12%
California—0.39%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.120%, due 01/07/15	$6,000,000	$6,000,000
Connecticut—0.64%
Yale University, 0.070%, due 11/07/14	10,000,000	10,000,000
Illinois—0.68%
Illinois Educational Facilities Authority Revenue, 0.070%, due 12/04/14	10,615,000	10,615,000
Maryland—2.25%
Johns Hopkins University, 0.080%, due 02/05/15	6,900,000	6,900,000
Montgomery County, 0.070%, due 11/05/14	12,000,000	12,000,000
0.060%, due 12/04/14	8,000,000	8,000,000
0.070%, due 12/04/14	8,000,000	8,000,000
		34,900,000
Minnesota—1.93%
Mayo Clinic, 0.080%, due 12/02/14	10,000,000	10,000,000
0.080%, due 12/08/14	20,000,000	20,000,000
		30,000,000
Missouri—0.75%
University of Missouri, 0.040%, due 11/04/14	11,583,000	11,583,000
Tennessee—1.09%
Vanderbilt University, 0.120%, due 11/04/14	8,000,000	8,000,000
0.120%, due 12/16/14	9,000,000	9,000,000
		17,000,000
Texas—1.68%
Dallas Area Rapid Transit, 0.100%, due 02/05/15	4,000,000	4,000,000
0.100%, due 02/05/15	6,000,000	6,000,000
0.070%, due 02/12/15	4,000,000	4,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
University of Texas, 0.050%, due 11/17/14	$12,000,000	$12,000,000
		26,000,000
Virginia—1.74%
University of Virginia, 0.080%, due 12/04/14	7,000,000	7,000,000
0.080%, due 12/09/14	10,000,000	10,000,000
0.080%, due 02/04/15	10,000,000	10,000,000
		27,000,000
Washington—0.97%
University of Washington, 0.110%, due 12/04/14	10,000,000	10,000,000
0.110%, due 12/05/14	5,000,000	5,000,000
		15,000,000
Total tax-exempt commercial paper (cost—$188,098,000)		188,098,000
Total investments (cost—$1,550,593,355 which approximates cost for federal income tax purposes)—99.93%		1,550,593,355
Other assets in excess of liabilities—0.07%		1,032,377
Net assets—100.00%		$1,551,625,732

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Fund's investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,362,495,355	$—	$1,362,495,355
Tax-exempt commercial paper	—	188,098,000	—	188,098,000
Total	$—	$1,550,593,355	$—	$1,550,593,355

At October 31, 2014, there were no transfers between Level 1 and Level 2.

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Portfolio footnotes

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.43% of net assets as of October 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2  The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM  Assured Guaranty Municipal Corporation

FGIC  Financial Guaranty Insurance Company

FNMA  Federal National Mortgage Association

PUTTERs  Puttable Tax-Exempt Receipts

ROCS  Reset Option Certificates

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2014 and reset periodically.

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund's expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related "feeder funds" should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds' expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor's ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2014 to October 31, 2014.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Master Trust

Understanding a Master Fund's expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund's expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2014	Ending account value October 31, 2014	Expenses paid during period[1] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2014	Ending account value October 31, 2014	Expenses paid during period[1] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

Tax-Free Master Fund

	Beginning account value May 1, 2014	Ending account value October 31, 2014	Expenses paid during period[1] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

1  Expenses are equal to the Master Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	10/31/14	04/30/14	10/31/13
Weighted average maturity[1]	43 days	35 days	41 days
Net assets (bln)	$14.2	$15.8	$17.5
Portfolio composition[2]	10/31/14	04/30/14	10/31/13
Commercial paper	37.0%	35.2%	44.8%
Certificates of deposit	27.6	24.6	16.8
Time deposits	13.6	13.8	14.0
Repurchase agreements	7.7	13.6	13.3
Short-term corporate obligations	7.8	7.1	5.1
US government and agency obligations	4.6	5.0	6.0
Non-US government obligation	0.8	0.7	—
Other assets less liabilities	0.9	0.0[3]	0.0[3]
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

3  Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	10/31/14	04/30/14	10/31/13
Weighted average maturity[1]	28 days	27 days	48 days
Net assets (bln)	$12.1	$12.5	$12.9
Portfolio composition[2]	10/31/14	04/30/14	10/31/13
Repurchase agreements	76.5%	72.4%	62.1%
US government obligations	18.8	25.1	36.5
Other assets less liabilities	4.7	2.5	1.4
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	10/31/14	04/30/14	10/31/13
Weighted average maturity[1]	33 days	23 days	34 days
Net assets (bln)	$1.6	$1.4	$1.6
Portfolio composition[2]	10/31/14	04/30/14	10/31/13
Municipal bonds and notes	87.8%	84.2%	85.1%
Tax-exempt commercial paper	12.1	15.7	14.8
Other assets less liabilities	0.1	0.1	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Statement of operations
For the six months ended October 31, 2014 (unaudited)

	Prime Master Fund	Treasury Master Fund
Investment income:
Interest	$15,602,367	$3,626,926
Expenses:
Investment advisory and administration fees	7,630,024	5,863,070
Trustees' fees	62,513	55,977
	7,692,537	5,919,047
Fee waivers by investment advisor	—	(2,884,625)
Net expenses	7,692,537	3,034,422
Net investment income	7,909,830	592,504
Net realized gain	45,686	64,847
Net increase in net assets resulting from operations	$7,955,516	$657,351

See accompanying notes to financial statements

Tax-Free Master Fund
Investment income:
Interest	$488,105
Expenses:
Investment advisory and administration fees	767,579
Trustees' fees	16,751
784,330
Fee waivers by investment advisor	(374,747)
Net expenses	409,583
Net investment income	78,522
Net realized gain	55
Net increase in net assets resulting from operations	$78,577

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
Prime Master Fund
From operations:
Net investment income	$7,909,830	$20,089,113
Net realized gain	45,686	199,522
Net increase in net assets resulting from operations	7,955,516	20,288,635
Net decrease in net assets from beneficial interest transactions	(1,603,475,585)	(3,394,160,779)
Net decrease in net assets	(1,595,520,069)	(3,373,872,144)
Net assets:
Beginning of period	15,763,737,028	19,137,609,172
End of period	$14,168,216,959	$15,763,737,028
Treasury Master Fund
From operations:
Net investment income	$592,504	$1,367,051
Net realized gain	64,847	111,413
Net increase in net assets resulting from operations	657,351	1,478,464
Net increase (decrease) in net assets from beneficial interest transactions	(444,868,573)	284,127,950
Net increase (decrease) in net assets	(444,211,222)	285,606,414
Net assets:
Beginning of period	12,511,156,722	12,225,550,308
End of period	$12,066,945,500	$12,511,156,722
Tax-Free Master Fund
From operations:
Net investment income	$78,522	$233,380
Net realized gain	55	107,759
Net increase in net assets resulting from operations	78,577	341,139
Net increase (decrease) in net assets from beneficial interest transactions	160,509,632	(165,629,447)
Net increase (decrease) in net assets	160,588,209	(165,288,308)
Net assets:
Beginning of period	1,391,037,523	1,556,325,831
End of period	$1,551,625,732	$1,391,037,523

See accompanying notes to financial statements

This page intentionally left blank.

Master Trust

Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2014
(unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.10%[1]
Net investment income	0.10%[1]
Supplemental data:
Net assets, end of period (000's)	$14,168,217
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.05%[1]
Net investment income	0.01%[1]
Supplemental data:
Net assets, end of period (000's)	$12,066,946
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.05%[1]
Net investment income	0.01%[1]
Supplemental data:
Net assets, end of period (000's)	$1,551,626

1  Annualized.

2  Waiver by advisor represents less than 0.005%.

See accompanying notes to financial statements

	Years ended April 30,
	2014	2013	2012	2011	2010
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Net investment income	0.11%	0.19%	0.19%	0.21%	0.25%
Supplemental data:
Net assets, end of period (000's)	$15,763,737	$19,137,609	$15,688,562	$29,569,454	$22,591,869
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%	0.10%[2]	0.06%	0.10%[2]	0.10%
Net investment income	0.01%	0.05%	0.01%	0.09%	0.12%
Supplemental data:
Net assets, end of period (000's)	$12,511,157	$12,225,550	$13,044,384	$7,219,706	$7,335,525
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.07%	0.10%[2]	0.10%[2]	0.10%	0.10%[2]
Net investment income	0.01%	0.06%	0.06%	0.18%	0.20%
Supplemental data:
Net assets, end of period (000's)	$1,391,038	$1,556,326	$1,160,792	$1,485,784	$1,933,132

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund", collectively, the "Master Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

Master Trust

Notes to financial statements (unaudited)

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust's Board of Trustees (the "Master Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund's own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund's Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation

Master Trust

Notes to financial statements (unaudited)

to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund's investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM").

Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Master Trust

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds' Board has approved an investment advisory and administration contract ("Management Contract") with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2014, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,216,644, $469,731 and $52,998, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds' expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds' independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund's average daily net assets. At October 31, 2014, UBS Global AM owed $35,294, $33,626 and $9,947 for the independent trustees fees and expenses to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to

Master Trust

Notes to financial statements (unaudited)

waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2014, UBS Global AM voluntarily waived $2,884,625 and $374,747 for Treasury Master Fund and Tax-Free Master Fund, respectively, for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC ("Private Money Market"), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds' investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market's average daily members' equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any

Master Trust

Notes to financial statements (unaudited)

UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended October 31, 2014, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$815,620,424
Tax-Free Master Fund	78,574,200

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds' investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds' lending agent. At October 31, 2014, the Master Funds did not have any securities on loan.

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Contributions	$21,610,233,062	$49,173,642,552
Withdrawals	(23,213,708,647)	(52,567,803,331)
Net decrease in beneficial interest	$(1,603,475,585)	$(3,394,160,779)
Treasury Master Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Contributions	$12,297,782,766	$25,983,033,439
Withdrawals	(12,742,651,339)	(25,698,905,489)
Net increase (decrease) in beneficial interest	$(444,868,573)	$284,127,950
Tax-Free Master Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Contributions	$991,431,189	$1,704,139,597
Withdrawals	(830,921,557)	(1,869,769,044)
Net increase (decrease) in beneficial interest	$160,509,632	$(165,629,447)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund's assets, income and distributions will be managed in such a way that an SEC registered feeder fund investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2014, that there were no significant

Master Trust

Notes to financial statements (unaudited)

uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2014, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Master Funds and expects to update shareholders further in advance of the October 2016 deadline.

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund's offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

Master Trust

Board approval of management contract
(unaudited)

Background—At a meeting of the board of Master Trust (the "Trust") on July 15-16, 2014, the members of the board, including the trustees who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered and approved the continuance of the management contract (the "Management Contract") between UBS Global Asset Management (Americas) Inc. ("UBS Global AM") and the Trust, with respect to Prime Master Fund ("Prime Master"), Treasury Master Fund ("Treasury Master") and Tax-Free Master Fund ("Tax-Free Master" and, together with Prime Master and Treasury Master, each a "Master Fund" and together the "Master Funds"). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them, including information about UBS Global AM, as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management on several occasions prior to the scheduled board meeting. The Independent Trustees also met in executive session after management's presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered "feeder funds" that invest in the Master Funds (the "Feeder Funds"). The board noted that it received

Master Trust

Board approval of management contract
(unaudited)

information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund's and Feeder Fund's affairs and UBS Global AM's role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM's investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds' and the Feeder Funds' expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds' and the Feeder Funds' senior personnel and the Master Funds' portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS Global AM on each Master Fund's and corresponding Feeder Fund's performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS Global AM had approximately $158 billion in assets under management as of March 31, 2014 and was part of the UBS Global Asset Management Division, which had approximately $674 billion in assets under management worldwide as of March 31, 2014. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

Master Trust

Board approval of management contract
(unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the "Contractual Management Fee") to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund's expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund's fees, the board assessed (i) each Master Fund's Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund's portion of its Master Fund's Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund's overall expenses.

In addition to reviewing each Feeder Fund's portion of its corresponding Master Fund's Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the "Actual Management Fee"). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2015. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS Global AM's voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrange-

Master Trust

Board approval of management contract
(unaudited)

ments are not contractually imposed and could change or terminate at any time in the future.

The board also received and considered information comparing each Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund's portion of its corresponding Master Fund's Contractual Management Fee and Actual Management Fee and each Feeder Fund's overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group").

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management's view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a "cash" mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund's Actual Management Fee and total expenses and the Prime Capital Feeder Fund's Actual Management Fee, the Prime Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds' fees taken into account. (Below median expenses represents fees or expenses that are lower relative to the median and above median ex-

Master Trust

Board approval of management contract
(unaudited)

penses represents fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.) The Prime Capital Feeder Fund's Actual Management Fee was the highest in its Expense Group for the comparison periods utilized in the Lipper report.

Management noted that the Prime Institutional Feeder Fund's Actual Management Fee and total expenses were above its Expense Group median and that, in both cases, the difference was 3 basis points (0.03%) or less. Management explained that this differential is largely the result of the Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield).

Management noted that while the Prime Capital Feeder Fund's Actual Management Fee was above its Expense Group median by 11.3 basis points (0.113%), its total expenses were below its Expense Group median. Management stated that the approach in which the waiver is applied for the Prime Capital Feeder Fund differs from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS Global AM applies a methodology of waiving the entire shareholder servicing fee of 15 basis points (0.15%) first and then having the waiver impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the Expense Group median. Management noted that the Prime Capital Feeder Fund has an expense cap of 20 basis points (0.20%). Management further noted that because the Prime Capital Feeder Fund's total expenses are below its peer median, it believes the overall expenses for the fund are in line with its peers.

Master Trust

Board approval of management contract
(unaudited)

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds' fees taken into account.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds' fees taken into account. The Tax-Free Preferred Feeder Fund, the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund each had the lowest total expenses in its respective Expense Group for the comparison periods utilized in the Lipper report.

In light of the foregoing, the board determined that the proposed management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services expected to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund's performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2014 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2014. Although the board received informa-

Master Trust

Board approval of management contract
(unaudited)

tion for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund's performance is correlated with its corresponding Master Fund's performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the performance of the Prime Institutional Feeder Fund, the Prime Preferred Feeder Fund, the Prime Investor Feeder Fund and the Prime Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the performance of the Treasury Institutional Feeder Fund, the Treasury Preferred Feeder Fund, the Treasury Investor Feeder Fund and the Treasury Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. The Treasury Investor Feeder Fund ranked first in its Performance Universe for the one- and three-year periods. The Treasury Capital Feeder Fund ranked first in its Performance Universe for the one-year period and since inception.

Master Trust

Board approval of management contract
(unaudited)

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the performance of the Tax-Free Institutional Feeder, the Tax-Free Preferred Feeder Fund, the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods, as applicable, and since inception, except that the performance of the Tax-Free Investor Fund was below the Performance Universe median for the since inception measuring period. Management noted the Tax-Free Investor Feeder Fund's improved performance over recent periods.

Based on its review, the board concluded that each Master Fund's investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS Global AM realized economies of scale as the Master Funds' assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds' shareholders.

The board noted that although each Master Fund's Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global

Master Trust

Board approval of management contract
(unaudited)

AM paid most of each Master Fund's non-management operating expenses under the "unitary" fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds' shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM's ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President	Thomas Disbrow Vice President and Treasurer
Mark F. Kemper Vice President and Secretary	Robert Sabatino Vice President
Elbridge T. Gerry III Vice President	Erin O. Houston Vice President

Administrator (and Manager for the Master Funds)

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2014. All rights reserved.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1322

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee.  The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.  In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.”  The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)               (1) Code of Ethics — Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)             (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)             (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons — not applicable to the registrant.

(b)               Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 9, 2015